AXP(SM) S&P 500 Index Fund
                                                     AXP(SM) Mid Cap Index Fund
                                           AXP(SM)Total Stock Market Index Fund
                                         AXP(SM)International Equity Index Fund
                                               AXP(SM) Nasdaq 100 Index(R) Fund
                                                      2000 SEMIANNUAL REPORT



American
  Express(R)
 Funds

(icon of) ticker tape machine

                                                                AMERICAN
                                                                  EXPRESS
                                                               (R)

CONTENTS

From the Chairman                        3
From the Portfolio Managers              4
Fund Facts                               6
The 10 Largest Holdings                 11
Financial Statements                    16
Notes to Financial Statements           23
Investments in Securities               38

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

From the Portfolio Managers

AXP S&P 500 Index Fund

The Fund's Class D shares generated a total return of 2.95% during the first half of the fiscal year -- February through July 2000. The period got off to a very good start, as stocks rallied sharply into early March. At that point, concerns about higher interest rates and potentially higher inflation sent the market into a several-week slide. Stocks managed to make up some of the lost ground over the summer, though, as investors began to anticipate an end to the upturn in interest rates.

AXP Mid Cap Index Fund

The Fund's Class D shares generated a total return of 13.48% during the first half of the fiscal year -- February through July 2000. Amid increasing concerns about the effect of higher interest rates and potentially higher inflation on large-cap stocks, investors sought out mid-caps, reasoning that their comparatively low valuations would make them less vulnerable to a negative environment.
Ultimately, mid-caps outperformed both small- and large-cap stocks for the six months.

AXP Total Stock Market Index Fund

The Fund's Class D shares generated a total return of 1.39% during the first half of the fiscal year -- February through July 2000. Stocks mounted a sharp, several-week advance at the outset of the period. The following months proved to be a struggle, though, as increasing concerns about higher interest rates and potentially higher inflation kept the market off balance much of the time. For the entire period, mid-capitalization stocks fared best, easily outperforming their small- and large-cap counterparts.

AXP International Equity Index Fund

The Fund's Class D shares generated a loss of 2.58% during the first half of the fiscal year -- February through July 2000. On the whole, European markets, which comprised 60% of the Fund's investments and include the United Kingdom, Germany, France and Italy, made modest progress over the six months. Detracting from performance was a continued decline in the value of the euro. Japan, the Fund's largest country exposure (about 28%), produced negative results, partly because of a slump in the value of the yen.

AXP Nasdaq 100 Index Fund

The Fund's Class D shares generated a total return of 0.53% during the first half of the fiscal year -- February through July 2000. It was a highly volatile period for the Fund, as a remarkable run-up through mid-March was followed by a steep decline through late May. The up-and-down performance was driven by technology-related stocks, which did an about-face when investors became concerned that higher interest rates and potentially higher inflation made their sky-high stock prices no longer sustainable. The stocks managed to recover the lost ground by period-end, however.

James M. Johnson, Jr.
Portfolio Manager
AXP S&P 500 Index Fund
AXP Mid Cap Index Fund
AXP Total Stock Market Index Fund
AXP Nasdaq 100 Index Fund

Adele Kohler
Portfolio Manager
AXP International Equity Index Fund

Fund Facts
AXP S&P 500 Index Fund


Class D -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                            $5.58
Jan. 31, 2000                                                            $5.42
Increase                                                                 $0.16
Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                              $ --
From capital gains                                                       $ --
Total distributions                                                      $ --
Total return*                                                           +2.95%**

Class E -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                            $5.59
Jan. 31, 2000                                                            $5.42
Increase                                                                 $0.17

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                              $ --
From capital gains                                                       $ --
Total distributions                                                      $ --
Total return*                                                           +3.14%**

 * Returns do not include sales load. The prospectus discusses the effec of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP Mid Cap Index Fund

Class D -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                            $6.48
Jan. 31, 2000                                                            $5.71
Increase                                                                 $0.77

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                              $ --
From capital gains                                                       $ --
Total distributions                                                      $ --
Total return*                                                          +13.48%**

Class E -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                            $6.49
Jan. 31, 2000                                                            $5.71
Increase                                                                 $0.78

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                              $ --
From capital ga                                                          $ --
Total distribut                                                          $ --

Total return*                                                          +13.66%**

 * Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP Total Stock Market Index Fund

Class D -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                            $5.84
Jan. 31, 2000                                                            $5.76
Increase                                                                 $0.08

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                              $ --
From capital gains                                                       $ --
Total distributions                                                      $ --
Total return*                                                           +1.39%**

Class E -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                            $5.84
Jan. 31, 2000                                                            $5.76
Increase                                                                 $0.08

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                              $ --
From capital gains                                                       $ --
Total distributions                                                      $ --
Total return*                                                           +1.39%**

 * Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP International Equity Index Fund

Class D -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                            $5.28
Jan. 31 2000                                                             $5.42
Decrease                                                                 $0.14

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                              $ --
From capital gains                                                       $ --
Total distributions                                                      $ --
Total return*                                                           -2.58%**

Class E -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                            $5.29
Jan. 31, 2000                                                            $5.42
Decrease                                                                 $0.13

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                              $ --
From capital gains                                                       $ --
Total distributions                                                      $ --
Total return*                                                           -2.40%**

 * Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP Nasdaq 100 Index Fund

Class D -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                            $7.56
Jan. 31, 2000                                                            $7.52
Increase                                                                 $0.04

Distributions -- Feb. 1, 2000 - July 31, 2000
From income                                                              $ --
From capital gain                                                        $ --
Total distributions                                                      $ --
Total return*                                                           +0.53%**

Class E -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                            $7.57
Jan. 31, 2000                                                            $7.52
Increase                                                                 $0.05

Distributions -- Feb. 1, 2000 - July 31, 2000

From income                                                              $  --
From capital gains                                                       $ --
Total distributions                                                      $ --
Total return*                                                           +0.67%**

 * Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings
AXP S&P 500 Index Fund

                                              Percent            Value
                                         (of net assets)  (as of July 31, 2000)

 Standard & Poor's Depositary Receipts         3.99%           $1,181,521
 General Electric                              3.90             1,154,720
 Cisco Systems                                 3.49             1,032,865
 Intel                                         3.43             1,014,599
 Microsoft                                     2.82               833,630
 Exxon Mobil                                   2.14               631,920
 Pfizer                                        2.08               615,953
 Wal-Mart Stores                               1.88               555,637
 Citigroup                                     1.83               540,367
 Nortel Networks                               1.69               499,949

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here
make up 27.25% of net assets

(icon of) pie chart

AXP Mid Cap Index Fund

                                            Percent              Value
                                       (of net assets)    (as of July 31, 2000)
 S&P Mid-Cap 400 Depositary Receipts        2.30%               $379,799
 Univision Communications Cl A              1.42                 234,460
 Vitesse Semiconductor                      1.24                 204,274
 Dynegy Cl A                                1.19                 196,768
 Jabil Circuit                              1.06                 174,468
 Calpine                                    1.01                 166,938
 Forest Laboratories                        1.01                 166,064
 Rational Software                          1.01                 165,852
 Millennium Pharmaceuticals                 0.98                 161,796
 Stryker                                    0.93                 153,673

For further details about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here
make up 12.15% of net assets

(icon of) pie chart

AXP Total Stock Market Index Fund
                                    Percent                     Value
                                (of net assets)          (as of July 31, 2000)
 General Electric                    3.22%                    $868,110
 Cisco Systems                       2.88                      777,004
 Intel                               2.83                      762,685
 Microsoft                           2.32                      626,706
 Exxon Mobil                         1.76                      475,039
 Pfizer                              1.72                      463,075
 Wal-Mart Stores                     1.55                      418,238
 Citigroup                           1.51                      406,721
 Oracle                              1.35                      364,057
 American Intl Group                 1.28                      345,663

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here
make up 20.42% of net assets

(icon of) pie chart

AXP International Equity Index Fund

                                     Percent                     Value
                                 (of net assets)         (as of July 31, 2000)
 Vodafone AirTouch (United Kingdom)    2.77%                    $633,461
 Nokia (Finland)                       2.26                      515,672
 BP Amoco (United Kingdom)             2.05                      468,825
 Toyota Motor (Japan)                  1.67                      381,103
 Nippon Telegraph & Telephone (Japan)  1.52                      346,699
 Ericsson (LM) Cl B (Sweden)           1.47                      335,717
 Royal Dutch Petroleum (Netherlands)   1.34                      305,533
 France Telecom (France)               1.30                     296,586
 Deutsche Telekom (Germany)            1.29                      294,195
 HSBC Holdings (United Kingdom)        1.18                      268,807

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here
make up 16.85% of net assets

(icon of) pie chart

AXP Nasdaq 100 Index Fund

                                       Percent                    Value
                                  (of net assets)          (as of July 31, 2000)
 Cisco Systems                          7.66%                  $3,695,778
 Intel                                  7.35                    3,543,223
 Microsoft                              5.93                    2,861,544
 JDS Uniphase                           4.92                    2,373,012
 Oracle                                 4.18                    2,013,897
 Nasdaq-100 Shares                      3.45                    1,665,075
 Sun Microsystems                       3.42                    1,649,043
 QUALCOMM                               2.72                    1,313,491
 Nextel Communications Cl A             2.44                    1,178,267
 Dell Computer                          1.96                      947,073

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here
make up 44.03% of net assets

(icon of) pie chart

Financial   Statements
Statements  of  assets  and liabilities
AXP Market Advantage Series, Inc.
                                                       AXP            AXP          AXP
                                                     S&P 500        Mid Cap       Total
                                                      Index          Index    Stock Market
July 31, 2000 (Unaudited)                             Fund           Fund      Index Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $28,521,480, $15,056,408
   and $23,999,680)                                 $29,558,081   $16,474,679   $26,946,729
Cash in bank on demand deposit                          330,372       227,189       118,623
Expense receivable from AEFC                                 --         3,659        22,908
Capital shares receivable                               100,547         9,490           840
Dividends and accrued interest receivable                18,061        11,579        15,569
Receivable for investment securities sold                51,390       146,070           687
                                                         ------       -------           ---
Total assets                                         30,058,451    16,872,666    27,105,356
                                                     ----------    ----------    ----------

Liabilities
Capital shares payable                                   17,750            --            --
Payable for investment securities purchased             366,067       357,850       107,109
Accrued investment management services fee                  584           349           670
Accrued distribution fee                                    314           137           187
Accrued transfer agency fee                                 171            33           27
Accrued administrative services fee                         195           107           246
Other accrued expenses                                   94,935        26,854        34,444
                                                         ------        ------        ------
Total liabilities                                       480,016       385,330       142,683
                                                        -------       -------       -------
Net assets applicable to outstanding capital stock  $29,578,435   $16,487,336   $26,962,673
                                                    ===========   ===========   ===========

Represented by
Capital stock -- $.01 par value (Note 1)            $   52,997    $    25,431   $    46,154
Additional paid-in capital                          28,226,508     13,335,287    23,588,220
Undistributed net investment income                     85,710         53,873        69,298
Accumulated net realized gain (loss)                   176,619      1,654,474       311,952
Unrealized appreciation (depreciation)
on investments                                       1,036,601      1,418,271     2,947,049
                                                     ---------      ---------     ---------
Total-- representing net assets applicable to
  outstanding capital stock                        $29,578,435    $16,487,336   $26,962,673
                                                   ===========    ===========   ===========
Net assets applicable to outstanding shares:
                                      Class D      $15,271,084    $ 6,770,720   $ 9,018,874
                                      Class E      $14,307,351    $ 9,716,616   $17,943,799
Shares outstanding:                   Class D shares 2,738,618      1,045,292     1,545,422
                                      Class E shares 2,561,038      1,497,781     3,070,009
Net asset value per share of
  outstanding capital stock:          Class D      $      5.58    $      6.48   $      5.84
                                      Class E      $      5.59    $      6.49   $      5.84

See accompanying notes to financial statements.

Statements of assets and liabilities
AXP Market Advantage Series, Inc.
                                                                 AXP            AXP
                                                           International      Nasdaq
                                                              Equity           100
July 31, 2000 (Unaudited)                                   Index Fund      Index Fund
 Assets
Investments in securities, at value (Note 1)
   (identified cost $21,835,850 and $46,189,356)            $22,532,659   $48,158,161
Cash in bank on demand deposit                                  310,032       264,792
Expense receivable from AEFC                                         --         2,685
Capital shares receivable                                         8,240       177,101
Dividends and accrued interest receivable                        32,482           479
Receivable for investment securities sold                        14,066       212,585
Other prepaid assets                                              4,179            --
                                                                  -----      --------
Total assets                                                 22,901,658    48,815,803
                                                             ----------    ----------

 Liabilities
Capital shares payable                                               --        78,633
Unrealized depreciation on
 foreign currency contracts held, at value (Notes 1 and 6)       12,081            --
Payable for investment securities purchased                      10,524       462,369
Accrued investment management services fee                       10,247         1,527
Accrued distribution fee                                          3,283           601
Accrued transfer agency fee                                          --           406
Accrued administrative services fee                                  --           241
Other accrued expenses                                           36,087        38,349
                                                                 ------        ------
Total liabilities                                                72,222       582,126
                                                                 ------       -------
Net assets applicable to outstanding capital stock          $22,829,436   $48,233,677
                                                            ===========   ===========

 Represented by
Capital stock -- $.01 par value (Note 1)                    $    43,197   $    63,790
Additional paid-in capital                                   21,683,950    45,171,234
Undistributed (excess of distributions over)
net investment income                                           183,669      (124,438)
Accumulated net realized gain (loss)                            260,601     1,154,286
Unrealized appreciation
 (depreciation) on investments (Notes 5 and 6)                  658,019     1,968,805
                                                                -------     ---------
Total-- representing net assets applicable
  to outstanding capital stock                              $22,829,436   $48,233,677
                                                            ===========   ===========
Net assets applicable to   outstanding shares:
                           Class D                          $ 7,475,272   $28,952,124
                           Class E                          $15,354,164   $19,281,553
Shares outstanding:        Class D shares                     1,416,288     3,831,436
                           Class E shares                     2,903,412     2,547,573
Net asset value per share of
 outstanding capital stock Class D                          $      5.28   $      7.56
                           Class E                          $      5.29   $      7.57

See accompanying notes to financial statements.

Statements of operations AXP Market Advantage Series,
Inc.
                                                    AXP            AXP          AXP
                                                  S&P 500        Mid Cap       Total
                                                   Index          Index    Stock Market
Six months ended July 31, 2000 (Unaudited)         Fund           Fund      Index Fund
 Investment income
Income:
Dividends                                       $144,095   $     85,605      $142,245
Interest                                             996             --            --
   Less foreign taxes withheld                        --             --            (4)
                                                 -------         ------            --
Total income                                     145,091         85,605       142,241
                                                 -------         ------       -------
Expenses (Note 2):
Investment management services fee                29,949         19,028        39,400
Distribution fee--Class D                         15,969          6,799        10,740
Transfer agency fee                                6,905          1,275         1,121
Administrative services fees and expenses         10,782          5,855        11,717
Compensation of board members                      1,694             --         4,436
Custodian fees                                    37,449         25,153        37,904
Printing and postage                               1,504          3,093         4,987
Registration fees                                 18,290         18,984        14,526
Licensing fees                                    42,080          8,617        12,622
Audit fees                                         6,500          6,500         7,250
Other                                              6,572          1,449        12,010
                                                   -----          -----        ------
Total expenses                                   177,694         96,753       156,713
   Less expenses reimbursed by AEFC (Note 2)    (112,808)       (56,566)      (81,276)
                                                --------        -------       -------
Total net expenses                                64,886         40,187        75,437
                                                  ------         ------        ------
Investment income (loss)-- net                    80,205         45,418        66,804
                                                  ------         ------        ------

 Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security
 transactions (Note 3)                           188,825      1,414,226       263,587
Net change in unrealized
 appreciation (depreciation)  on investments     305,712        247,410       (32,576)
                                                 -------        -------       -------
Net gain (loss) on investments                   494,537      1,661,636       231,011
                                                 -------      ---------       -------
Net increase (decrease) in net assets
 resulting from operations                      $574,742     $1,707,054      $297,815
                                                ========     ==========      ========

See accompanying notes to financial statements.

Statements of operations
AXP Market Advantage Series, Inc.
                                                                   AXP          AXP
                                                              International   Nasdaq
                                                                 Equity         100
Six months ended July 31, 2000 (Unaudited)                    Index Fund   Index Fund
 Investment income
Income:
Dividends                                                     $ 211,209     $   6,226
Interest                                                         24,707        11,507
   Less foreign taxes withheld                                   (6,472)         (161)
                                                                 ------          ----
Total income                                                    229,444        17,572
                                                                -------        ------
Expenses (Note 2):
Investment management services fee                               57,822        79,135
Distribution fee--Class D                                         9,177        29,845
Transfer agency fee                                                 776        16,828
Administrative services fees and expenses                        11,564        10,614
Compensation of board members                                     4,436         4,436
Custodian fees                                                    4,658        30,845
Printing and postage                                              4,028         4,867
Registration fees                                                17,537        28,381
Licensing fee                                                     2,493         1,999
Audit fees                                                        7,500         6,500
Other                                                             4,637         3,511
                                                                  -----         -----
Total expenses                                                  124,628       216,961
   Less expenses reimbursed by AEFC (Note 2)                    (41,331)      (74,951)
                                                                -------       -------
Total net expenses                                               83,297       142,010
                                                                 ------       -------
Investment income (loss)-- net                                  146,147      (124,438)
                                                                -------      --------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                               124,111       924,628
   Futures contracts                                             94,844            --
   Foreign currency transactions                                (90,520)           --
                                                                -------       -------
Net realized gain (loss) on investments                         128,435       924,628
Net change in unrealized appreciation
 (depreciation) on investments                                 (851,236)   (3,197,778)
                                                               --------    ----------
Net gain (loss) on investments                                 (722,801)   (2,273,150)
                                                               --------    ----------
Net increase (decrease) in net assets
resulting from operations                                     $(576,654)  $(2,397,588)
                                                              =========   ===========

See accompanying notes to financial statements.

Statements  of  changes  in net  assets
AXP  Market Advantage Series, Inc.
                                         AXP S&P 500 Index Fund               AXP Mid Cap Index Fund
                                                          For the                             For the
                                    July 31, 2000        period from       July 31, 2000      period from
                                  Six months ended     Oct. 25, 1999*     Six months ended   Oct. 25, 1999*
                                    (Unaudited)       to Jan. 31, 2000      (Unaudited)      to Jan. 31, 2000

 Operations and distributions
Investment income (loss)-- net      $   80,205           $   24,872          $   45,418         $  24,032
Net realized gain (loss)
on security transactions               188,825              (10,672)          1,414,226           247,671
Net change in unrealized appreciation
 (depreciation) on investments         305,712              591,911             247,410         1,032,789
                                       -------              -------             -------         ---------
Net increase (decrease) in net assets
   resulting from operations           574,742              606,111           1,707,054         1,304,492
                                       -------              -------           ---------         ---------
Distributions to shareholders from:
   Net investment income
      Class D                            --                  (7,957)              --               (5,860)
      Class E                            --                 (15,647)              --              (16,180)
   Net realized gain
      Class D                            --                    (614)              --               (2,300)
      Class E                            --                  (1,011)              --               (5,107)
                                                             ------                                ------
Total distributions                      --                 (25,229)              --              (29,447)
                                                            -------                               -------

 Capital share transactions (Note 4)
Proceeds from sales
      Class D shares (Note 2)       10,724,929            4,014,584           2,289,402           585,403
      Class E shares                 5,602,817            1,871,463             439,345           149,059
Reinvestment of distributions
  at net asset value
      Class D shares                   --                     6,839               --                8,025
      Class E shares                   --                    16,658               --               21,287
Payments for redemptions
      Class D shares                (2,894,147)             (38,105)           (113,112)          (11,070)
      Class E shares (Note 2)         (932,896)             (92,637)             (7,621)             --
                                      --------              -------              ------           -------
Increase (decrease) in net assets
 from share transactions            12,500,703            5,778,802           2,608,014           752,704
                                    ----------            ---------           ---------           -------
Total increase (decrease)
in net assets                       13,075,445            6,359,684           4,315,068         2,027,749
Net assets at beginning of
  period (Note 1)                   16,502,990           10,143,306          12,172,268        10,144,519
                                    ----------           ----------          ----------        ----------
Net assets at end of period        $29,578,435          $16,502,990         $16,487,336       $12,172,268
                                   ===========          ===========         ===========       ===========
Undistributed net investment income$    85,710          $     5,505         $    53,873       $     8,455
                                   -----------          -----------         -----------       -----------

* When shares became publicly available.

See accompanying notes to financial statements.

Statements of changes in net assets
AXP Market Advantage Series,Inc.
                          AXP Total Stock Market Index Fund         AXP International Equity Index Fund
                                                 For the                                   For the
                              July 31, 2000    period from             July 31, 2000    period from
                            Six months ended  Oct. 25, 1999*         Six months ended   Oct. 25, 1999*
                               (Unaudited)   to Jan. 31, 2000           (Unaudited)    to Jan. 31, 2000

 Operations and distributions
Investment income (loss)-- net $  66,804       $   36,067               $   146,147      $    18,367
Net realized gain (loss)
on investments                   263,587           47,889                   128,435          157,134
Net change in unrealized appreciation
 (depreciation) on investments   (32,576)       2,215,879                  (851,236)       1,509,255
                                 -------        ---------                  --------        ---------
Net increase (decrease) in net assets
 resulting from operations       297,815        2,299,835                  (576,654)       1,684,756
                                 -------        ---------                  --------        ---------
Distributions to shareholders from:
   Net investment income
      Class D                       --            (10,479)                     --              --
      Class E                       --            (30,026)                     --              --
   Net realized gain
      Class D                       --               --                        --             (7,690)
      Class E                       --               --                        --            (17,627)
                                                                                             -------
Total distributions                 --            (40,505)                     --            (25,317)
                                                  -------                                    -------

 Capital share transactions (Note 4)
Proceeds from sales
      Class D shares (Note 2)  1,499,779          623,511                 1,421,545          398,295
      Class E shares           1,382,450          222,739                   395,901          212,199
Reinvestment of distributions
at net asset value
      Class D shares                --             10,141                      --              7,577
      Class E shares                --             30,026                      --             17,627
Payments for redemptions
      Class D shares             (72,287)         (17,179)                 (643,131)         (15,342)
      Class E shares (Note 2)    (44,656)            (150)                  (27,753)         (22,927)
                                 -------             ----                   -------          -------
Increase (decrease) in net assets
 from share transactions       2,765,286          869,088                 1,146,562          597,429
                               ---------          -------                 ---------          -------
Total increase (decrease)
in net assets                  3,063,101        3,128,418                   569,908        2,256,868
Net assets at beginning of
  period (Note 1)             23,899,572       20,771,154                22,259,528       20,002,660
                              ----------       ----------                ----------       ----------
Net assets at end of period  $26,962,673      $23,899,572               $22,829,436      $22,259,528
                             ===========      ===========               ===========      ===========
Undistributed net investment
income                       $    69,298      $     2,494               $   183,669      $    37,522
                             -----------      -----------               -----------      -----------

* When shares became publicly available.

See accompanying notes to financial statements.


Statements  of  changes  in net  assets
AXP  Market Advantage Series, Inc.
                                                             AXP Nasdaq 100 Index Fund
                                                                                For the
                                                            July 31, 2000    period  from
                                                          Six months ended  Oct. 25, 1999*
                                                             (Unaudited)   to Jan. 31, 2000

 Operations and distributions
Investment  income (loss) -- net                             $ (124,438)     $  (23,029)
 Net realized gain (loss) on   investments                      924,628         249,890
Net  change  in  unrealized   appreciation
(depreciation) on investments                                (3,197,778)      4,641,157
                                                             ----------       ---------
 Net increase (decrease) in net
assets resulting from operations                             (2,397,588)      4,868,018
                                                             ----------       ---------

 Capital share transactions (Note 4)
Proceeds from sales
   Class D shares (Note 2)                                   21,764,878       6,357,030
   Class E shares                                             8,087,530       2,173,520
Payments for redemptions
   Class D shares                                            (2,034,212)       (109,117)
   Class E shares (Note 2)                                     (904,326)       (100,279)
                                                               --------         --------
Increase (decrease) in net assets from share transactions    26,913,870       8,321,154
                                                             ----------        ---------
Total increase (decrease) in net assets                      24,516,282      13,189,172
Net assets at beginning of period (Note 1)                   23,717,395      10,528,223
                                                             ----------       ----------
Net assets at end of period                                 $48,233,677     $23,717,395
                                                            ===========      ===========

* When shares became publicly available.

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Market Advantage Series, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. Shares of the Funds were offered to the public on Oct. 25, 1999 (when they became publicly available). Prior to this date, American Express Financial Corporation (AEFC) purchased the following shares of capital stock, which represented the initial capital in each Fund at $5.00 per share:

Fund                                                  Number of shares
                                                    Class D      Class E
AXP S&P 500 Index Fund                              600,000    1,400,000
AXP Mid Cap Index Fund                              600,000    1,400,000
AXP Total Stock Market Index Fund                 1,200,000    2,800,000
AXP International Equity Index Fund               1,200,000    2,800,000
AXP Nasdaq 100 Index Fund                           600,000    1,400,000

Theprimary investments of each Fund are as follows:

AXP S&P 500 Index Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

AXP Mid Cap Index Fund invests in common stocks included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400).

AXP Total Stock Market Index Fund invests in common stocks included in the Wilshire 5000 Total Market Index (Wilshire 5000).

AXP International Equity Index Fund invests in common stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index.

AXP Nasdaq 100 Index Fund invests in common stocks included in the Nasdaq 100 Index.

While the Funds may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

Each Fund offers Class D and Class E shares and are sold without a sales charge.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
As part of its indexing strategies, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds may enter into foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Futures transactions
As part of its indexing strategies, the Funds may buy and sell futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                  Percentage Range
AXP S&P 500 Index Fund                                 0.24% to 0.21%
AXP Mid Cap Index Fund                                 0.26% to 0.23%
AXP Total Stock Market Index Fund                      0.30% to 0.26%
AXP International Equity Index Fund                    0.50% to 0.46%
AXP Nasdaq 100 Index Fund                              0.38% to 0.34%

AEFC has a Sub-investment Advisory Agreement with State Street Global Advisors for AXP International Equity Index Fund.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages as follows:

Fund                                                  Percentage Range
AXP S&P 500 Index Fund                                0.080% to 0.065%
AXP Mid Cap Index Fund                                0.080% to 0.065%
AXP Total Stock Market Index Fund                     0.110% to 0.090%
AXP International Equity Index Fund                   0.100% to 0.080%
AXP Nasdaq 100 Index Fund                             0.060% to 0.040%

A minor portion of additional administrative service expenses paid by each Fund are consultants' fees and fund office expenses. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by each Fund and approved by the board.

Under a separate  Transfer Agency  Agreement,  American
Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class D                 $19

o  Class E                 $19

Each Fund has  agreements  with American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class D shares.

The Advisor and the Transfer Agent have contractually obligated themselves to waive certain fees and to absorb certain other Fund expenses until Jan. 31, 2001. Under this agreement, total expenses for Class D will not exceed 0.64% for AXP S&P 500 Index Fund, 0.70% for AXP Mid Cap Index Fund, 0.74% for AXP Total Stock Market Index Fund, 0.89% for AXP International Equity Index Fund, and 0.79% for AXP Nasdaq 100 Index Fund. Total expenses for Class E will not exceed 0.39% for AXP S&P 500 Index Fund, 0.45% for AXP Mid Cap Index Fund, 0.49% for AXP Total Stock Market Index Fund, 0.64% for AXP International Equity Index Fund, and 0.54% for AXP Nasdaq 100 Index Fund.


3. SECURITIES TRANSACTIONS
For the six months ended July 31, 2000, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                         Purchases           Proceeds
AXP S&P 500 Index Fund                      $28,129,944         $15,345,272
AXP Mid Cap Index Fund                       11,452,840           8,861,013
AXP Total Stock Market Index Fund             6,676,342           3,838,897
AXP International Equity Index Fund           2,952,300             802,781
AXP Nasdaq 100 Index Fund                    53,656,721          26,737,000

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:


         AXP S&P 500 Index Fund
                                               Six months ended July 31, 2000
                                                    Class D      Class E
Sold                                              1,920,391    1,004,238
Issued for reinvested distributions                  --            --
Redeemed                                           (502,008)    (165,856)
                                                   --------     --------
Net increase (decrease)                           1,418,383      838,382

                                            From Oct. 25, 1999* to Jan. 31, 2000
                                                    Class D      Class E
Sold                                                725,932      336,139
Issued for reinvested distributions                   1,206        2,933
Redeemed                                             (6,903)     (16,416)
                                                     ------      -------
Net increase (decrease)                             720,235      322,656


                                                   AXP Mid Cap Index Fund
                                               Six months ended July 31, 2000
                                                    Class D      Class E
Sold                                                363,143       69,381
Issued for reinvested distributions                   --            --
Redeemed                                            (18,771)      (1,163)
                                                    -------       ------
Net increase (decrease)                             344,372       68,218

                                            From Oct. 25, 1999* to Jan. 31, 2000
                                                    Class D      Class E
Sold                                                101,424       25,880
Issued for reinvested distributions                   1,388        3,683
Redeemed                                             (1,892)          --
                                                     ------       ------
Net increase (decrease)                             100,920       29,563

* When shares became publicly available.

                                              AXP Total Stock Market Index Fund
                                               Six months ended July 31, 2000
                                                    Class D      Class E
Sold                                                251,489      234,599
Issued for reinvested distributions                      --           --
Redeemed                                            (12,236)      (7,723)
                                                    -------       ------
Net increase (decrease)                             239,253      226,876

                                            From Oct. 25, 1999* to Jan. 31, 2000
                                                    Class D      Class E
Sold                                                107,366       38,120
Issued for reinvested distributions                   1,702        5,038
Redeemed                                             (2,899)         (25)
                                                     ------          ---
Net increase (decrease)                             106,169       43,133


                                             AXP International Equity Index Fund
                                                Six months ended July 31, 2000
                                                    Class D      Class E
Sold                                                260,639       71,490
Issued for reinvested distributions                    --            --
Redeemed                                           (115,509)      (5,026)
                                                   --------       ------
Net increase (decrease)                             145,130       66,464

                                            From Oct. 25, 1999* to Jan. 31, 2000
                                                    Class D      Class E
Sold                                                 72,742       38,018
Issued for reinvested distributions                   1,341        3,115
Redeemed                                             (2,925)      (4,185)
                                                     ------       ------
Net increase (decrease)                              71,158       36,948

* When shares became publicly available.
                                                    AXP Nasdaq 100 Index Fund
                                                 Six months ended July 31, 2000
                                                    Class D      Class E
Sold                                              2,607,842      977,738
Issued for reinvested distributions                   --            --
Redeemed                                           (245,233)    (114,730)
                                                   --------     --------
Net increase (decrease)                           2,362,609      863,008

                                           From Oct. 25, 1999* to Jan. 31, 2000
                                                    Class D      Class E
Sold                                                882,474      298,249
Issued for reinvested distributions                     --            --
Redeemed                                            (13,647)     (13,684)
                                                    -------      -------
Net increase (decrease)                             868,827      284,565

* When shares became publicly available.

5. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of July 31, 2000, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                                Open      Notional       Net
                                   Market     purchase     market    unrealized
                                   value       (sale)       value    gain (loss)
Fund                            of collateral contracts  on futures  on futures
AXP International Equity
 Index Fund                        $61,781       20       $917,390    $(20,378)

See "Summary of significant accounting policies."

6. FOREIGN CURRENCY CONTRACTS
As of July 31, 2000, AXP International Equity Index Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date   Currency to      Currency to       Unrealized      Unrealized
                be delivered     be received       appreciation    depreciation
Oct. 4, 2000       229,750         247,000             $--            $5,591
                U.S. Dollar  European Monetary Unit

Oct. 4, 2000        46,508          50,000              --               282
                U.S. Dollar  European Monetary Unit

Oct. 4, 2000        50,413          87,000              --             1,008
                U.S. Dollar     Australian Dollar

Oct. 4, 2000       211,374        22,907,000            --             4,322
                U.S. Dollar      Japanese Yen

Oct. 4, 2000        79,492          53,000              --               878
                U.S. Dollar      British Pound
Total                                                  $--           $12,081

7. BANK BORROWINGS
Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the six months ended July 31, 2000.

FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP S&P 500 Index Fund

Fiscal period ended Jan. 31,
Per share income and capital changesa
                                                   Class D                Class E

                                                2000b       2000c      2000b       2000c

Net asset value, beginning of period            $5.42       $5.07      $5.42       $5.07

Income from investment operations:

Net investment income (loss)                      .01         .01        .02         .01

Net gains (losses) (both realized and unrealized) .15         .35        .15         .35

Total from investment operations                  .16         .36        .17         .36

Less distributions:

Dividends from net investment income               --        (.01)        --        (.01)

Net asset value, end of period                  $5.58       $5.42      $5.59       $5.42

 Ratios/supplemental data

Net assets, end of period (in millions)           $15          $7        $14          $9

Ratio of expenses to average daily net assetse   .64%d,f     .64%d,f    .39%d,f     .39%d,f

Ratio of net investment income (loss)
to average daily net assets                      .51%d       .52%d      .77%d       .83%d

Portfolio turnover rate
(excluding short-term securities)                 62%         37%        62%         37%

Total return                                    2.95%       7.72%      3.14%       7.75%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended July 31, 2000 (Unaudited).
c For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
d Adjusted to an annual basis.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
f AEFC  reimbursed  each Fund for  certain  expenses.  Had AEFC not done so, the annual  ratios of expense  would have been 1.53% and 4.00% for Class D and
  1.30% and 3.70% for Class E for the six months ended July 31, 2000 and for the period ended Jan. 31, 2000, respectively.

AXP Mid Cap Index Fund

Fiscal period ended Jan. 31,
Per share income and capital changesa

                                                    Class D                Class E

                                                2000b       2000c      2000b       2000c

Net asset value, beginning of period            $5.71       $5.07      $5.71       $5.07

Income from investment operations:

Net investment income (loss)                      .02         .01        .03         .02

Net gains (losses) (both realized and unrealized) .75         .64        .75         .64

Total from investment operations                  .77         .65        .78         .66

Less distributions:

Dividends from net investment income              --         (.01)       --         (.02)

Net asset value, end of period                  $6.48       $5.71      $6.49       $5.71

 Ratios/supplemental data

Net assets, end of period (in millions)            $7          $4        $10          $8

Ratio of expenses to average daily net assetse   .70%d,f     .69%d,f    .45%d,f     .45%d,f

Ratio of net investment income (loss)
to average daily net assets                      .46%d       .59%d      .71%d       .83%d

Portfolio turnover rate
(excluding short-term securities)                 61%         16%        61%         16%

Total return                                   13.48%      12.87%     13.66%      12.92%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended July 31, 2000 (Unaudited).
c For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
d Adjusted to an annual basis.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
f AEFC  reimbursed  each Fund for  certain  expenses.  Had AEFC not done so, the annual  ratios of expense  would have been 1.47% and 2.22% for Class D and
  1.19% and 1.96% for Class E for the six months  ended July 31, 2000 and for the period ended Jan. 31, 2000, respectively.

AXP Total Stock Market Index Fund


Fiscal period ended Jan. 31,
Per share income and capital changesa

                                                    Class D                Class E

                                                2000b       2000c      2000b       2000c

Net asset value, beginning of period            $5.76       $5.19      $5.76       $5.19

Income from investment operations:

Net investment income (loss)                      .01         .01        .02         .01

Net gains (losses) (both realized and unrealized) .07         .57        .06         .57

Total from investment operations                  .08         .58        .08         .58

Less distributions:

Dividends from net investment income               --        (.01)        --        (.01)

Net asset value, end of period                  $5.84       $5.76      $5.84       $5.76

 Ratios/supplemental data

Net assets, end of period (in millions)            $9          $8        $18         $16

Ratio of expenses to average daily net assetse   .74%d,f     .74%d,f    .49%d,f     .49%d,f

Ratio of net investment income (loss)
to average daily net assets                      .34%d       .39%d      .59%d       .64%d

Portfolio turnover rate
(excluding short-term securities)                 15%          4%        15%          4%

Total return                                    1.39%      11.57%      1.39%      11.61%

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Six months ended July 31, 2000 (Unaudited).
c For the period from Oct. 25, 1999 (when shares became  publicly  available) to
  Jan. 31, 2000.
d Adjusted to an annual basis.
e Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
f AEFC reimbursed each Fund for certain expenses. Had AEFC not done so, the annual ratios of expense would have been 1.37% and 1.52% for Class D and 1.10% and 1.27% for Class E for the six months ended July 31, 2000 and for the period ended Jan. 31, 2000, respectively.

AXP International Equity Index Fund

Fiscal period ended Jan. 31,
Per share income and capital changesa

                                                    Class D                Class E

                                                2000b       2000c      2000b       2000c

Net asset value, beginning of period            $5.42       $5.00      $5.42       $5.00

Income from investment operations:

Net investment income (loss)                      .03         --         .03         .01

Net gains (losses) (both realized and unrealized)(.17)        .43       (.16)        .42

Total from investment operations                 (.14)        .43       (.13)        .43

Less distributions:

Distributions from realized gains                  --        (.01)        --        (.01)

Net asset value, end of period                  $5.28       $5.42      $5.29       $5.42

 Ratios/supplemental data

Net assets, end of period (in millions)            $7          $7        $15         $15

Ratio of expenses to average daily net assetse   .89%d,f     .89%d,f    .64%d,f     .64%d,f

Ratio of net investment income (loss)
to average daily net assets                     1.09%d       .13%d     1.34%d       .39%d

Portfolio turnover rate
(excluding short-term securities)                  4%          4%         4%          4%

Total return                                   (2.58%)      8.09%     (2.40%)      8.09%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended July 31, 2000 (Unaudited).
c For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
d Adjusted to an annual basis.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
f AEFC  reimbursed  each Fund for  certain  expenses.  Had AEFC not done so, the annual  ratios of  expense  would have been 1.25% and 1.62% for Class D and
  .99% and 1.37% for Class E for the six months  ended July 31, 2000 and for the period ended Jan. 31, 2000, respectively.

AXP Nasdaq 100 Index Fund

Fiscal period ended Jan. 31,

 Per share income and capital changesa

                                                    Class D                Class E

                                                2000b       2000c      2000b       2000c

Net asset value, beginning of period            $7.52       $5.26      $7.52       $5.26

Income from investment operations:

Net investment income (loss)                     (.02)       (.01)      (.01)       (.01)

Net gains (losses) (both realized and unrealized) .06        2.27        .06        2.27

Total from investment operations                  .04        2.26        .05        2.26

Net asset value, end of period                  $7.56       $7.52      $7.57       $7.52

 Ratios/supplemental data

Net assets, end of period (in millions)           $29         $11        $19         $13

Ratio of expenses to average daily net assetse   .79%d,f     .79%d,f    .53%d,f     .54%d,f

Ratio of net investment income (loss)
to average daily net assets                     (.71%)d     (.67%)d    (.45%)d     (.41%)d

Portfolio turnover rate
(excluding short-term securities)                 66%         51%        66%         51%

Total return                                     .53%      42.97%       .67%      42.97%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended July 31, 2000 (Unaudited).
c For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.
d Adjusted to an annual basis.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
f AEFC  reimbursed  each Fund for  certain  expenses.  Had AEFC not done so, the annual  ratios of  expense  would have been 1.15% and 1.82% for Class D and .89% and 1.54% for Class E for the six months  ended July 31, 2000 and for the period ended Jan. 31, 2000, respectively.

Investments in Securities

AXP S&P 500 Index Fund
July 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.9%)
Issuer                                                        Shares           Value(a)

Aerospace & defense (1.1%)
Boeing                                                         2,059           $100,890
General Dynamics                                                 456             25,736
Goodrich (BF)                                                    243              8,672
Honeywell Intl                                                 1,812             60,928
Lockheed Martin                                                  909             25,566
Northrop Grumman                                                 158             11,228
Raytheon Cl B                                                    771             18,697
Rockwell Intl                                                    426             14,937
United Technologies                                            1,068             62,344
Total                                                                           328,998

Airlines (0.2%)
AMR                                                              340(b)          11,241
Delta Air Lines                                                  277             14,871
Southwest Airlines                                             1,125             26,579
US Airways Group                                                 151(b)           5,927
Total                                                                            58,618

Automotive & related (1.0%)
Cooper Tire & Rubber                                             167              1,868
Cummins Engine                                                    94              3,008
Dana                                                             345              7,913
Delphi Automotive Systems                                      1,278             18,930
Eaton                                                            164             11,121
Ford Motor                                                     2,735            127,349
General Motors                                                 1,213             69,066
Genuine Parts                                                    401              8,045
Goodyear Tire & Rubber                                           355              7,078
Johnson Controls                                                 194             10,076
Navistar Intl                                                    140(b)           4,996
PACCAR                                                           173              7,709
Snap-On                                                          132              3,985
TRW                                                              280             12,583
Visteon                                                          295              4,131
Total                                                                           297,858

Banks and savings & loans (4.7%)
AmSouth Bancorporation                                           892             14,997
Bank of America                                                3,760            178,130
Bank of New York                                               1,674             78,364
Bank One                                                       2,603             82,808
BB&T                                                             890             22,194
Charter One Financial                                            476             10,264
Chase Manhattan                                                2,807            139,473
Comerica                                                         355             18,105
Fifth Third Bancorp                                            1,054             43,543
First Union                                                    2,225             57,433
Firstar                                                        2,201             43,470
FleetBoston Financial                                          2,044             73,201
Golden West Financial                                            358             16,468
Huntington Bancshares                                            553              8,680
KeyCorp                                                          986             17,317
Mellon Financial                                               1,114             41,984
Morgan (JP)                                                      368             49,128
Natl City                                                      1,375             24,406
Northern Trust                                                   505             37,812
Old Kent Financial                                               310              8,331
PNC Financial Services Group                                     658             33,476
Regions Financial                                                501              9,989
SLM Holding                                                      355             15,287
Southtrust                                                       381              9,382
State Street                                                     365             36,637
Summit Bancorp                                                   399              9,800
SunTrust Banks                                                   686             32,842
Synovus Financial                                                641             11,538
U.S. Bancorp                                                   1,706             32,734
Union Planters                                                   307              8,807
Wachovia                                                         460             25,300
Washington Mutual                                              1,242             39,899
Wells Fargo                                                    3,655            150,997
Total                                                                         1,382,796

Beverages & tobacco (2.5%)
Anheuser-Busch                                                 1,025             82,513
Brown-Forman Cl B                                                155              7,750
Coca-Cola                                                      5,617            344,391
Coca-Cola Enterprises                                            954             18,305
Coors (Adolph) Cl B                                               83              5,229
Fortune Brands                                                   359              8,078
PepsiCo                                                        3,270            149,807
Philip Morris                                                  5,188            130,997
UST                                                              368              5,336
Total                                                                           752,406

Building materials & construction (0.3%)
Armstrong Holdings                                                91              1,456
Centex                                                           134              3,208
Fluor                                                            173              5,158
Georgia-Pacific Group                                            387              9,602
Kaufman & Broad Home                                             109              2,132
Louisiana-Pacific                                                236              2,286
Masco                                                          1,018             20,106
Owens-Corning                                                    125                688
Potlatch                                                          65              2,234
Pulte                                                             93              2,133
Sherwin-Williams                                                 371              7,721
Temple-Inland                                                    118              5,126
Vulcan Materials                                                 229              9,804
Weyerhaeuser                                                     528             24,123
Total                                                                            95,777

Chemicals (1.1%)
Air Products & Chemicals                                         520             17,355
Allied Waste Inds                                                428(b)           3,986
Dow Chemical                                                   1,536             44,160
Du Pont (EI) de Nemours                                        2,377            107,707
Eastman Checmical                                                174              8,156
Ecolab                                                           294             10,529
Engelhard                                                        289              5,220
FMC                                                               68(b)           4,097
Grace (WR)                                                       153(b)           1,511
Great Lakes Chemical                                             123              3,613
Hercules                                                         243              3,630
Millipore                                                        105              6,602
Pall                                                             280              5,810
PPG Inds                                                         395             16,072
Praxair                                                          357             14,124
Rohm & Haas                                                      493             12,818
Sigma-Aldrich                                                    193              5,259
Union Carbide                                                    306             13,713
Waste Management                                               1,410             26,349
Total                                                                           310,711

Communications equipment & services (5.6%)
ADC Telecommunications                                         1,532(b)          64,248
Andrew Corp                                                      183(b)           5,158
Corning                                                          626            146,445
JDS Uniphase                                                   2,120(b)         250,425
Lucent Technologies                                            7,389            323,269
Motorola                                                       4,884            161,477
Nortel Networks                                                6,722(c)         499,949
QUALCOMM                                                       1,682(b)         109,225
Scientific-Atlanta                                               362             27,874
Tellabs                                                          930(b)          60,450
Total                                                                         1,648,520

Computer software & services (5.1%)
Adobe Systems                                                    272             31,144
BMC Software                                                     554(b)          10,457
Citrix Systems                                                   420(b)           6,405
Computer Associates Intl                                       1,336             33,150
Compuware                                                        818(b)           6,544
Microsoft                                                     11,941(b)         833,630
Novell                                                           747(b)           7,190
Oracle                                                         6,441(b)         484,283
Parametric Technology                                            626(b)           6,260
PeopleSoft                                                       626(b)          13,655
Siebel Systems                                                   453(b)          65,685
Total                                                                         1,498,403

Computers & office equipment (13.7%)
Adaptec                                                          235(b)           5,816
America Online                                                 5,213(b)         277,918
Apple Computer                                                   740(b)          37,601
Autodesk                                                         132              2,855
Automatic Data Processing                                      1,424             70,577
Cabletron Systems                                                413(b)          10,790
Ceridian                                                         329(b)           7,485
Cisco Systems                                                 15,784(b)       1,032,865
Compaq Computer                                                3,853            108,125

Computer Sciences                                                380(b)          23,750
Comverse Technology                                              347(b)          30,449
Dell Computer                                                  5,843(b)         256,727
Electronic Data Systems                                        1,057             45,451
EMC                                                            4,924(b)         419,155
Equifax                                                          320              7,560
First Data                                                       935             43,068
Gateway                                                          731(b)          40,342
Hewlett-Packard                                                2,270            247,856
Intl Business Machines                                         4,022            452,223
Lexmark Intl Group Cl A                                          293(b)          13,203
Mercury Interactive                                              181(b)          17,967
NCR                                                              215(b)           7,619
Network Appliance                                                691(b)          59,556
Palm                                                           1,281(b)          49,959
Pitney Bowes                                                     584             20,221
SABRE Holdings Cl A                                              292              7,136
Sanmina                                                          335(b)          31,113
Sapient                                                          134(b)          15,243
Seagate Technology                                               516(b)          26,155
Solectron                                                      1,353(b)          54,543
Sun Microsystems                                               3,600(b)         379,574
Unisys                                                           708(b)           6,947
Veritas Software                                                 887(b)          90,419
Yahoo!                                                         1,233(b)         158,672
Total                                                                         4,058,940

Electronics (6.9%)
Advanced Micro Devices                                           348(b)          25,034
Agilent Technologies                                           1,026(b)          41,810
Altera                                                           452(b)          44,381
American Power Conversion                                        440(b)          11,193
Analog Devices                                                   803(b)          53,701
Applied Materials                                              1,833(b)         139,078
Broadcom Cl A                                                    487(b)         109,209
Conexant Systems                                                 493(b)          15,776
Intel                                                         15,200          1,014,599
KLA-Tencor                                                       422(b)          22,472
Linear Technology                                                706             39,007
LSI Logic                                                        697(b)          23,611
Maxim Integrated Products                                        642(b)          42,412
Micron Technology                                              1,259(b)         102,609
Molex                                                            445             20,936
Natl Semiconductor                                               401(b)          14,511
Novellus Systems                                                 297(b)         $16,019
PerkinElmer                                                      112              7,161
Tektronix                                                        109              6,704
Teradyne                                                         393(b)          24,906
Texas Instruments                                              3,714            217,964
Thomas & Betts                                                   131              2,555
Xilinx                                                           729(b)          54,721
Total                                                                         2,050,369

Energy (4.5%)
Amerada Hess                                                     206             12,463
Anadarko Petroleum                                               551             26,357
Apache                                                           276             13,731
Ashland                                                          160              5,270
Burlington Resources                                             488             15,921
Chevron                                                        1,480            116,920
Conoco Cl B                                                    1,417             32,680
Exxon Mobil                                                    7,899            631,920
FirstEnergy                                                      523             13,337
Kerr-McGee                                                       213             11,688
Occidental Petroleum                                             837             16,949
Phillips Petroleum                                               576             29,268
Royal Dutch Petroleum                                          4,866(c)         283,445
Sunoco                                                           200              4,875
Texaco                                                         1,253             61,945
Tosco                                                            328              8,692
Unocal                                                           551             16,668
USX-Marathon Group                                               708             17,213
Total                                                                         1,319,342

Energy equipment & services (0.7%)
Baker Hughes                                                     750             25,969
Halliburton                                                    1,008             46,494
McDermott Intl                                                   136              1,012
Rowan Companies                                                  213(b)           5,378
Schlumberger                                                   1,292             95,527
Transocean Sedco Forex                                           478             23,661
Total                                                                           198,041

Financial services (5.9%)
American Express                                               3,032            171,877
Associates First Capital Cl A                                  1,653             43,288
Bear Stearns Companies                                           250             13,469
Capital One Financial                                            444             26,030
CIT Group Cl A                                                   597             11,045
Citigroup                                                      7,658            540,367
Countrywide Credit Inds                                          257              9,043
Fannie Mae                                                     2,285            113,964
Franklin Resources                                               552             19,803
Freddie Mac                                                    1,578             62,232
H&R Block                                                        223              7,136
Household Intl                                                 1,074             47,860
Lehman Brothers Holdings                                         275             30,903
MBNA                                                           1,820             60,743
Merrill Lynch                                                    881            113,869
MGIC Investment                                                  240             13,635
Morgan Stanley, Dean Witter, Discover & Co                     2,569            234,421
Paine Webber Group                                               331             22,922
Paychex                                                          844             38,590
Providian Financial                                              324             33,028
Schwab (Charles)                                               3,090            111,626
T.Rowe Price Associates                                          274             11,200
Total                                                                         1,737,051

Food (1.2%)
Archer-Daniels-Midland                                         1,366             12,806
Bestfoods                                                        622             43,306
Campbell Soup                                                    959             25,414
ConAgra                                                        1,117             22,829
General Mills                                                    661             22,722
Heinz (HJ)                                                       799             31,910
Hershey Foods                                                    311             14,384
Kellogg                                                          921             23,888
Nabisco Group Holdings                                           741             19,637
Quaker Oats                                                      297             19,973
Ralston-Ralston Purina Group                                     696             14,051
Sara Lee                                                       1,973             36,376
SUPERVALU                                                        298              5,271
Sysco                                                            756             29,768
Wrigley (Wm) Jr                                                  258             19,608
Total                                                                           341,943

Furniture & appliances (0.1%)
Black & Decker                                                   193              7,177
Briggs & Stratton                                                 50              1,759
Leggett & Platt                                                  446              7,806
Maytag                                                           177              5,996
Stanley Works                                                    198              5,185
Whirlpool                                                        165              7,126
Total                                                                            35,049

Health care (10.0%)
Abbott Laboratories                                            3,516            146,354
Allergan                                                         294             19,680
ALZA                                                             233(b)          15,087
American Home Products                                         2,960            157,065
Amgen                                                          2,330(b)         151,304
Bard (CR)                                                        114              5,707
Bausch & Lomb                                                    120              7,463
Baxter Intl                                                      659             51,237
Becton, Dickinson & Co                                           573             14,468
Biogen                                                           336(b)          17,808
Biomet                                                           269             12,038
Boston Scientific                                                925(b)          15,320
Bristol-Myers Squibb                                           4,476            222,122
Guidant                                                          696(b)          39,237
Johnson & Johnson                                              3,157            293,797
Lilly (Eli)                                                    2,563            266,231
Mallinckrodt                                                     152              6,954
MedImmune                                                        458(b)          27,251
Medtronic                                                      2,716            138,686
Merck & Co                                                     5,217            373,993
PE Corp-PE Biosystems Group                                      473             41,240
Pfizer                                                        14,283            615,953
Pharmacia                                                      2,881            157,735
Schering-Plough                                                3,323            143,512
St. Jude Medical                                                 190(b)           7,838
Watson Pharmaceuticals                                           219(b)          12,100
Total                                                                         2,960,180

Health care services (0.7%)
Aetna                                                            319             17,705
Cardinal Health                                                  624             45,864
HCA-The Healthcare Co                                          1,265             43,010
HEALTHSOUTH                                                      874(b)           5,189
Humana                                                           380(b)           2,779
IMS Health                                                       674             12,174
Manor Care                                                       232(b)           2,291
McKesson HBOC                                                    639             15,536
Quintiles Transnational                                          261(b)           4,094
Tenet Healthcare                                                 710(b)          21,611
UnitedHealth Group                                               368             30,107
Wellpoint Health Networks                                        140(b)          12,206
Total                                                                           212,566

Household products (1.7%)
Alberto-Culver Cl B                                              126              3,827
Avon Products                                                    538             21,352
Clorox                                                           532             21,978
Colgate-Palmolive                                              1,309             72,895
Gillette                                                       2,368             69,116
Intl Flavors/Fragrances                                          233              6,233
Kimberly-Clark                                                 1,261             72,429
Newell Rubbermaid                                                604             16,270
Procter & Gamble                                               2,968            168,805
Tupperware                                                       130              2,527
Unilever                                                       1,297(c)          57,392
Total                                                                           512,824

Industrial equipment & services (0.4%)
Caterpillar                                                      790             26,909
Cooper Inds                                                      211              6,765
Deere & Co                                                       531             20,477
Illinois Tool Works                                              685             39,217
Ingersoll-Rand                                                   367             14,405
Parker-Hannifin                                                  254              9,033
Thermo Electron                                                  391(b)           8,113
Timken                                                           138              2,458
Total                                                                           127,377

Insurance (3.1%)
AFLAC                                                            603             31,318
Allstate                                                       1,689             46,553
American General                                                 564             37,612
American Intl Group                                            5,247            460,096
Aon                                                              581             20,916
Chubb                                                            397             29,378
CIGNA                                                            369             36,854
Cincinnati Financial                                             364             13,741
Conseco                                                          738              5,812
Hartford Financial Services Group                                487             31,290
Jefferson-Pilot                                                  233             14,213
Lincoln Natl                                                     435             18,977
Loews                                                            223             13,993
Marsh & McLennan                                                 612             74,664
MBIA                                                             223             12,418
Progressive Corp                                                 166             11,164
SAFECO                                                           289              6,665
St. Paul Companies                                               481             21,374
Torchmark                                                        290              7,214
UnumProvident                                                    546             12,558
Total                                                                           906,810

Leisure time & entertainment (2.6%)
Brunswick                                                        199              3,744
Carnival Cl A                                                  1,371             25,621
Disney (Walt)                                                  4,715            182,412
Harley-Davidson                                                  689             30,919
Harrah's Entertainment                                           277(b)           6,942
Hasbro                                                           390              4,436
Mattel                                                           966             10,686
Seagram                                                          991(c)          55,558
Time Warner                                                    2,986            228,989
Viacom Cl B                                                    3,461(b)         229,507
Total                                                                           778,814

Media (1.2%)
American Greetings Cl A                                          146              2,482
Clear Channel Communications                                     769(b)          58,588
Comcast Special Cl A                                           2,036(b)          69,255
Deluxe                                                           164              3,526
Donnelley (RR) & Sons                                            276              6,141
Dow Jones                                                        201             13,253
Dun & Bradstreet                                                 367             10,849
Gannett                                                          604             32,541
Harcourt General                                                 163              8,996
Interpublic Group of Companies                                   685             27,443
Knight-Ridder                                                    176              9,174
McGraw-Hill Companies                                            441             26,212
Meredith                                                         114              3,627
New York Times Cl A                                              385             15,857
Omnicom Group                                                    403             34,255
Tribune                                                          699             22,718
Young & Rubicam                                                  164              9,266
Total                                                                           354,183

Metals (0.5%)
Alcan Aluminium                                                  496(c)          16,275
Alcoa                                                          1,961             59,319
Allegheny Technologies                                           188              3,889
Avery Dennison                                                   254             13,780
Barrick Gold                                                     898(c)          14,312
Bethlehem Steel                                                  299(b)           1,383
Freeport-McMoRan Copper & Gold Cl B                              363(b)           3,267
Homestake Mining                                                 590              3,208
Inco                                                             412(b,c)         6,051
Newmont Mining                                                   381              6,763
Nucor                                                            192              7,248
Phelps Dodge                                                     178              7,242
Placer Dome                                                      743(c)           6,316
USX-U.S. Steel Group                                             200              3,588
Worthington Inds                                                 195              2,060
Total                                                                           154,701

Miscellaneous (4.1%)
Convergys                                                        348(b)          15,682
Standard & Poor's Depositary Receipts                          8,266          1,181,521
Stilwell Financial                                               506(b)          22,296
Total                                                                         1,219,499

Multi-industry conglomerates (5.6%)
Cendant                                                        1,636(b)          20,961
Crane                                                            137              3,014
Danaher                                                          321             16,351
Dover                                                            461             21,120
Eastman Kodak                                                    702             38,522
Emerson Electric                                                 968             59,109
General Electric                                              22,449          1,154,720
Grainger (WW)                                                    213              6,763
ITT Inds                                                         199              6,542
Minnesota Mining & Mfg                                           898             80,876
Natl Service Inds                                                 92              1,880
Polaroid                                                         101              1,831
Textron                                                          327             18,659
Tyco Intl                                                      3,831(c)         204,959
Xerox                                                          1,512             22,491
Total                                                                         1,657,798

Paper & packaging (0.3%)
Ball                                                              67              2,324
Bemis                                                            120              4,125
Boise Cascade                                                    129              3,564
Crown Cork & Seal                                                290              4,042
Fort James                                                       466             14,242
Intl Paper                                                     1,093             37,164
Mead                                                             233              5,912
Owens-Illinois                                                   332(b)           4,420
Pactiv                                                           383(b)           3,543
Sealed Air                                                       190(b)           9,571
Westvaco                                                         228              6,256
Willamette Inds                                                  251              7,608
Total                                                                           102,771

Restaurants & lodging (0.5%)
Darden Restaurants                                               280              4,568
Hilton Hotels                                                    835              8,559
Marriott Intl Cl A                                               543             21,720
McDonald's                                                     3,032             95,507
Starbucks                                                        416(b)          15,600
Tricorn Global Restaurants                                       334(b)           8,079
Wendy's Intl                                                     258              4,370
Total                                                                           158,403

Retail (5.3%)
Albertson's                                                      962             29,040
AutoZone                                                         303(b)           6,931
Bed Bath & Beyond                                                318(b)          11,706
Best Buy                                                         464(b)          33,756
Circuit City Stores-Circuit City Group                           461             10,574
Consolidated Stores                                              251(b)           2,996
Costco Wholesale                                               1,014(b)          33,018
CVS                                                              886             34,942
Dillard's Cl A                                                   212              2,902
Dollar General                                                   747             13,731
Federated Dept Stores                                            486(b)          11,694
Gap                                                            1,931             69,154
Great Atlantic & Pacific Tea                                      87              1,251
Home Depot                                                     5,250            271,688
K mart                                                         1,091(b)           7,637
Kohl's                                                           740(b)          41,995
Kroger                                                         1,895(b)          39,203
Limited                                                          975             19,927
Longs Drug Stores                                                 89              1,802
Lowe's Companies                                                 868             36,619
May Dept Stores                                                  755             17,931
Nordstrom                                                        305              5,338
Office Depot                                                     717(b)           4,481
Penney (JC)                                                      592              9,546
RadioShack                                                       423             23,847
Safeway                                                        1,126(b)          50,740
Sears, Roebuck                                                   799             23,870
Staples                                                        1,099(b)          15,180
Target                                                         2,070             60,030
Tiffany                                                          330             11,303
TJX Companies                                                    680             11,390
Toys "R" Us                                                      490(b)           8,085
Wal-Mart Stores                                               10,114            555,637
Walgreen                                                       2,287             71,326
Winn-Dixie Stores                                                327              4,680
Total                                                                         1,553,950

Textiles & apparel (0.1%)
Liz Claiborne                                                    123              4,797
Nike Cl B                                                        620             27,125
Reebok Intl                                                      128(b)           2,160
Russell                                                           73              1,437
Springs Inds Cl A                                                 40              1,290
VF                                                               259              5,698
Total                                                                            42,507

Transportation (0.4%)
Burlington Northern Santa Fe                                     971             23,729
CSX                                                              495             12,282
FedEx                                                            658(b)          26,074
Norfolk Southern                                                 869             16,185
Ryder System                                                     134              2,797
Union Pacific                                                    562             24,271
Total                                                                           105,338

Utilities -- electric (1.7%)
AES                                                              967(b)          51,675
Ameren                                                           311             11,254
American Electric Power                                          730             23,953
Cinergy                                                          360              9,360
CMS Energy                                                       249              6,365
Consolidated Edison                                              480             14,550
Constellation Energy Group                                       339             11,293
CP&L Energy                                                      362             12,104
Dominion Resources                                               540             24,536
DTE Energy                                                       323             10,134
Duke Energy                                                      834             51,447
Edison Intl                                                      754             14,844
Entergy                                                          521             14,132
Florida Progress                                                 224             10,976
FPL Group                                                        404             19,493
GPU                                                              275              7,288
New Century Energies                                             264              9,026
Niagara Mohawk Holdings                                          391(b)           5,205
Northern States Power                                            357              7,876
PECO Energy                                                      384             16,392
PG&E                                                             875             22,641
Pinnacle West Capital                                            192              7,596
PPL                                                              327              8,829
Public Service Enterprise Group                                  490             16,476
Reliant Energy                                                   671             22,479
Sempra Energy                                                    463              8,681
Southern Co                                                    1,471             35,948
TXU                                                              598             18,688
Unicom                                                           403             16,548
Total                                                                           489,789

Utilities -- gas (0.8%)
Coastal                                                          486             28,067
Columbia Energy Group                                            183             12,490
Eastern Enterprises                                               61              3,820
El Paso Energy                                                   525             25,397
Enron                                                          1,662            122,365
NICOR                                                            105              3,642
ONEOK                                                             66              1,761
Peoples Energy                                                    80              2,535
Williams Companies                                             1,003             41,875
Total                                                                           241,952

Utilities -- telephone (6.3%)
ALLTEL                                                           716             44,124
AT&T                                                           8,515            263,420
BellSouth                                                      4,270            169,999
CenturyTel                                                       318              9,321
Global Crossing                                                2,010(b,c)        48,868
Nextel Communications Cl A                                     1,721(b)          96,268
Qwest Communications Intl                                      3,700(b)         173,669
SBC Communications                                             7,719            328,540
Sprint                                                         1,990             70,894
Sprint PCS                                                     2,077(b)         114,754
Verizon                                                        6,173            290,131
WorldCom                                                       6,498(b)         253,809
Total                                                                         1,863,797

Total common stocks
(Cost: $28,521,480)                                                         $29,558,081

Total investments in securities
(Cost: $28,521,480)(d)                                                      $29,558,081

AXPS&P 500 Index Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2000, the value of foreign securities represented 4.03% of net assets.

(d) At July 31, 2000, the cost of securities for federal income tax purposes was
approximately   $28,521,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $3,359,000
Unrealized depreciation                                     (2,322,000)
                                                            ----------
Net unrealized appreciation                                 $1,037,000

Investments in Securities
AXP Mid Cap Index Fund
July 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.9%)
Issuer                                                          Shares         Value(a)

Aerospace & defense (1.0%)
L-3 Communications Holdings                                      604(b)         $35,561
Litton Inds                                                      836(b)          41,329
Newport News Shipbuilding                                        569             22,973
Precision Castparts                                              452             28,900
Sequa Cl A                                                       190(b)           8,111
Titan                                                            986(b)          29,272
Total                                                                           166,146

Airlines (0.1%)
Alaska Air Group                                                 485(b)          13,307

Automotive & related (1.0%)
Bandag                                                           381              9,858
Borg-Warner Automotive                                           486             16,494
Federal-Mogul                                                  1,295             11,817
Lear                                                           1,214(b)          28,301
SPX                                                              578(b)          82,763
Superior Inds Intl                                               479             14,400
Total                                                                           163,633

Banks and savings & loans (5.8%)
Associated Banc-Corp                                           1,270             28,979
Astoria Financial                                                943             27,465
Banknorth Group                                                2,705             41,420
City Natl                                                        872             31,992
Compass Bancshares                                             2,216             40,304
Dime Bancorp                                                   2,052             33,089
First Security                                                 3,607             51,850
First Tennessee Natl                                           2,388             43,581
First Virginia Banks                                             871             34,568
FirstMerit                                                     1,624             33,901
GreenPoint Financial                                           1,894             44,508
Hibernia Cl A                                                  2,934             32,091
Keystone Financial                                               898             20,430
Marshall & Ilsley                                              1,911             86,472
Mercantile Bankshares                                          1,250             39,766
Natl Commerce Bancorporation                                   3,731             65,292
North Fork Bancorporation                                      3,191             49,260
Pacific Century Financial                                      1,458             20,321
Provident Financial Group                                        895             22,151
Roslyn Bancorp                                                 1,224             22,797
Sovereign Bancorp                                              4,147             29,159
TCF Financial                                                  1,485             43,715
Webster Financial                                                976             21,838
Westamerica Bancorporation                                       666             18,482
Zions Bancorp                                                  1,574             68,862
Total                                                                           952,293

Beverages & tobacco (0.6%)
RJ Reynolds Tobacco Holdings                                   1,899             53,884
Universal                                                        518             11,493
Whitman                                                        2,503             37,389
Total                                                                           102,766

Building materials & construction (2.5%)
Alexander & Baldwin                                              763             19,218
American Financial Group                                       1,075             26,875
American Standard                                              1,290(b)          57,485
Carlisle Companies                                               555             25,114
Clayton Homes                                                  2,534             20,589
Georgia-Pacific (Timber Group)                                 1,481             44,893
Granite Construction                                             501             12,087
Lennar                                                         1,131             27,144
Martin Marietta Materials                                        859             36,239
Quanta Services                                                1,061(b)          48,540
Southdown                                                        660             41,085
USG                                                              860             25,263
Valspar                                                          785             24,433
Total                                                                           408,965

Chemicals (2.0%)
Airgas                                                         1,277(b)           6,864
Albemarle                                                        840             20,738
Cabot                                                          1,232             39,423
Crompton                                                       2,091             20,518
Cytec Inds                                                       758(b)          23,688
Dexter                                                           424             22,870
Ethyl                                                          1,533              3,066
Ferro                                                            636             14,787
Fuller (HB)                                                      258              9,965
Georgia Gulf                                                     575              9,380
Hanna (MA)                                                       899              7,192
IMC Global                                                     2,103             29,048
Lubrizol                                                         986             21,076
Lyondell Chemical                                              2,159             30,225
NCH                                                               99              3,774
Olin                                                             828             12,989
RPM/Ohio                                                       1,932             17,992
Schulman (A)                                                     551              6,922
Solutia                                                        2,002             28,654
Wellman                                                          579              8,468
Total                                                                           337,639

Commercial finance (0.1%)
Finova Group                                                   1,125             11,742

Communications equipment & services (1.2%)
Adtran                                                           710(b)          42,733
ANTEC                                                            692(b)          26,166
CommScope                                                        937(b)          31,331
Polycom                                                          650(b)          61,659
Powerwave Technologies                                         1,126(b)          39,058
Total                                                                           200,947

Computer software & services (2.3%)
Electronic Arts                                                1,180(b)         104,356
Intuit                                                         3,705(b)         125,970
Legato Systems                                                 1,594(b)          15,492
Network Associates                                             2,548(b)          48,890
SunGard Data Systems                                           2,416(b)          79,879
Total                                                                           374,587

Computers & office equipment (9.7%)
3Com                                                           6,444(b)          87,397
Acxiom                                                         1,591(b)          33,908
Affiliated Computer Services Cl A                                909(b)          40,962
Avocent                                                          779(b)          34,775
Cadence Design Systems                                         4,512(b)          94,188
Cambridge Technology Partners                                  1,146(b)          10,780
CheckFree Holdings                                             1,063(b)          64,577
Comdisco                                                       2,797             72,372
Concord EFS                                                    3,900(b)         107,250
CSG Systems Intl                                                 958(b)          50,954
DST Systems                                                    1,153(b)         107,660
Fiserv                                                         2,256(b)         125,912
Informix                                                       5,150(b)          23,014
Keane                                                          1,289(b)          26,425
Macromedia                                                       906(b)          69,309
MarchFirst                                                     2,697(b)          55,794
Mentor Graphics                                                1,161(b)          23,147
Navigant Consulting                                              758(b)           2,558
NOVA                                                           1,278(b)          14,777
NVIDIA                                                         1,144(b)          68,640
Policy Management Systems                                        653(b)           9,060
Quantum-DLT & Storage Systems                                  2,950(b)          34,663
Rational Software                                              1,630(b)         165,852
Reynolds & Reynolds Cl A                                       1,407             23,479
Standard Register                                                502              6,432
Storage Technology                                             1,850(b)          23,819
Structural Dynamics Research                                     661(b)           9,585
Sybase                                                         1,648(b)          39,758
Sykes Enterprises                                                784(b)           9,849
Symantec                                                       1,091(b)          55,914
Synopsys                                                       1,288(b)          41,941
Tech Data                                                        958(b)          42,631
Transaction Systems Architects Cl A                              605(b)          10,701
Veritas Software                                                   1(b)              51
Wallace Computer Services                                        741              6,623
Total                                                                         1,594,757

Electronics (11.2%)
Arrow Electronics                                              1,773(b)          58,620
Atmel                                                          4,074(b)         121,965
Avnet                                                            810             46,119
Burr-Brown                                                     1,030(b)          78,151
Cirrus Logic                                                   1,212(b)          23,483
Cypress Semiconductor                                          2,194(b)          81,864
Harris                                                         1,270             43,498
Integrated Device Technology                                   1,718(b)          91,054
Jabil Circuit                                                  3,485(b)         174,468
MagneTek                                                         427(b)           3,389
Micrel                                                         1,542(b)          77,196
Microchip Technology                                           1,436(b)          99,712
QLogic                                                         1,350(b)         100,575
Sawtek                                                           781(b)          41,588
SCI Systems                                                    2,660(b)         122,028
Semtech                                                          599(b)          48,032
Sensormatic Electronics                                        1,414(b)          18,294
Symbol Technologies                                            2,510            100,086
TranSwitch                                                       739(b)          59,028
TriQuint Semiconductor                                         1,410(b)          54,021
Vishay Intertechnology                                         2,525(b)          78,117
Vitesse Semiconductor                                          3,426(b)         204,274
Waters                                                         1,163(b)         137,961
Total                                                                         1,863,523

Energy (1.9%)
Devon Energy                                                   1,589             72,696
Grant Prideco                                                  1,991(b)          40,069
Murphy Oil                                                       827             49,827
Noble Affiliates                                               1,023             30,690
Pennzoil-Quaker State                                          1,439             17,988
Santa Fe Snyder                                                3,348(b)          33,480
Ultramar Diamond Shamrock                                      1,593             36,440
Valero Energy                                                  1,028             26,664
Total                                                                           307,854

Energy equipment & services (4.8%)
BJ Services                                                    1,524(b)          88,964
ENSCO Intl                                                     2,533             85,489
Global Marine                                                  3,216(b)          91,053
Hanover Compressor                                             1,061(b)          36,207
Helmerich & Payne                                                913             29,216
Jacobs Engineering Group                                         481(b)          17,166
Nabors Inds                                                    2,675(b)         111,346
Noble Drilling                                                 2,454(b)         106,901
Pioneer Natural Resources                                      1,829(b)          19,662
Smith Intl                                                       926(b)          66,093
Tidewater                                                      1,112             35,723
Varco Intl                                                     1,681(b)          29,005
Weatherford Intl                                               1,993(b)          79,845
Total                                                                           796,670

Financial services (2.4%)
Allmerica Financial                                              986             58,297
E*TRADE Group                                                  5,358(b)          80,370
Edwards (AG)                                                   1,638             86,610
Investment Technology Group                                      568(b)          27,619
Legg Mason                                                     1,154             60,008
Waddell & Reed Financial Cl A                                  1,508             49,387
Wilmington Trust                                                 592             25,937
Total                                                                           388,228

Food (2.0%)
Dean Foods                                                       659             22,941
Dole Food                                                      1,025             14,478
Dreyer's Grand Ice Cream                                         516             12,287
Flowers Inds                                                   1,836             39,130
Hormel Foods                                                   2,599             42,071
IBP                                                            1,944             28,067
Interstate Bakeries                                            1,212             23,786
Intl Multifoods                                                  344              5,999
Lance                                                            531              5,177
McCormick                                                      1,262             36,992
Smucker (JM) Cl A                                                520              9,360
Suiza Foods                                                      533(b)          24,718
Tyson Foods Cl A                                               4,141             38,822
Universal Foods                                                  912             17,784
Total                                                                           321,612

Furniture & appliances (0.7%)
Furniture Brands Intl                                            907(b)          13,435
HON Inds                                                       1,105             29,490
Miller (Herman)                                                1,445             45,337
Mohawk Inds                                                      994(b)          26,527
Total                                                                           114,789

Health care (9.9%)
Acuson                                                           507(b)           6,242
Beckman Coulter                                                  539             35,911
Carter-Wallace                                                   826             17,656
Chiron                                                         3,300(b)         138,188
DENTSPLY Intl                                                    953             32,223
Forest Laboratories                                            1,552(b)         166,064
Genzyme (General Division)                                     1,558(b)         108,184
Gilead Sciences                                                  818(b)          60,634
ICN Pharmaceuticals                                            1,459             34,742
IDEC Pharmaceuticals                                             816(b)         100,215
Incyte Genomics                                                  584(b)          44,275
IVAX                                                           2,864(b)         141,052
Millennium Pharmaceuticals                                     1,681(b)         161,796
MiniMed                                                          583(b)          73,494
Mylan Laboratories                                             2,376             50,490
Quest Diagnostics                                                816(b)          82,365
Sepracor                                                       1,340(b)         141,705
STERIS                                                         1,239(b)          11,151
Stryker                                                        3,579            153,673
Sybron Intl                                                    1,920(b)          39,960
VISX                                                           1,116(b)          28,109
Total                                                                         1,628,129

Health care services (2.7%)
Apria Healthcare Group                                           961(b)          14,355
Bergen Brunswig Cl A                                           2,470             21,613
Covance                                                        1,050(b)          11,944
Express Scripts Cl A                                             695(b)          44,654
First Health Group                                               877(b)          26,858
Foundation Health Systems Cl A                                 2,246(b)          32,707
Health Management Associates Cl A                              4,580(b)          71,848
Hillenbrand Inds                                               1,152             36,864
Lincare Holdings                                                 979(b)          26,188
Omnicare                                                       1,692             16,391
Oxford Health Plans                                            1,509(b)          36,122
PacifiCare Health Systems                                        646(b)          41,990
PSS World Medical                                              1,304(b)           7,824
Quorum Health Group                                            1,308(b)          14,143
Stewart Enterprises Cl A                                       1,959              4,285
Trigon Healthcare                                                692(b)          36,676
Total                                                                           444,462

Household products (0.8%)
Church & Dwight                                                  700             12,338
Dial                                                           1,742             22,102
Energizer Holdings                                             1,848(b)          44,583
Viad                                                           1,721             44,853
Total                                                                           123,876

Industrial equipment & services (2.6%)
AGCO                                                           1,094             14,085
Albany Intl Cl A                                                 561(b)           7,854
AMETEK                                                           587             12,217
Blyth Inds                                                       883             25,662
Cintas                                                         3,076            129,789
Donaldson                                                        842             16,156
Fastenal                                                         697             43,040
Flowserve                                                        687             10,649
Harsco                                                           733             21,257
Kaydon                                                           553             11,578
Kennametal                                                       558             13,915
Minerals Technologies                                            378             18,120
Modine Mfg                                                       538             14,526
Nordson                                                          299             16,894
Ogden                                                            911(b)          11,217
Tecumseh Products Cl A                                           356             12,638
Teleflex                                                         700             25,375
Trinity Inds                                                     720             13,860
UCAR Intl                                                        828(b)          11,644
Total                                                                           430,476

Insurance (2.5%)
Ambac Financial Group                                          1,283             82,674
Everest Re Group                                                 841(c)          33,377
Horace Mann Educators                                            751             10,467
HSB Group                                                        530             18,815
Ohio Casualty                                                  1,103              9,806
Old Republic Intl                                              2,177             48,574
PMI Group                                                        810             50,726
Protective Life                                                1,185             32,143
ReliaStar Financial                                            1,644             87,441
Unitrin                                                        1,268             35,821
Total                                                                           409,844

Leisure time & entertainment (1.0%)
Callaway Golf                                                  1,411             17,726
GTECH Holdings                                                   639(b)          13,060
Intl Game Technology                                           1,325(b)          39,336
Intl Speedway Cl A                                               975             31,017
Mandalay Resort Group                                          1,665(b)          40,688
Six Flags                                                      1,445(b)          21,946
Total                                                                           163,773

Media (4.8%)
Banta                                                            462              8,922
Belo (AH) Cl A                                                 2,183             42,159
Chris-Craft Inds                                                 641(b)          42,867
Gartner Group Cl B                                             1,603(b)          17,733
Harte-Hanks                                                    1,255             31,767
Hispanic Broadcasting                                          1,999(b)          76,087
Houghton Mifflin                                                 580             27,478
Lee Enterprises                                                  810             21,465
Media General Cl A                                               450             22,500
Reader's Digest Assn Cl A                                      1,933             73,092
Scholastic                                                       312(b)          19,929
Univision Communications Cl A                                  1,887(b)         234,460
Valassis Communications                                        1,006(b)          33,827
Washington Post Cl B                                             174             83,520
Westwood One                                                   2,062(b)          57,349
Total                                                                           793,155

Metals (0.3%)
AK Steel Holdings                                              2,040             20,528
Carpenter Technology                                             403             12,342
Cleveland-Cliffs                                                 196              4,863
MAXXAM                                                           126(b)           2,685
Pittston Brink's Group                                           951             11,412
Ryerson Tull                                                     455              4,010
Total                                                                            55,840

Miscellaneous (2.9%)
ArvinMeritor                                                   1,329             20,766
Edwards Lifesciences                                           1,067(b)          23,274
Federal Signal                                                   832             16,536
Galileo Intl                                                   1,679             32,321
Rollins                                                          551              8,334
S&P Mid-Cap 400 Depositary Receipts                            4,220            379,799
Total                                                                           481,030

Multi-industry conglomerates (3.1%)
ACNielsen                                                      1,058(b)          25,921
Apollo Group Cl A                                              1,382(b)          50,702
DeVry                                                          1,278(b)          43,292
Diebold                                                        1,307             37,004
Hubbell Cl B                                                   1,149             27,720
Imation                                                          656(b)          15,908
Kelly Services Cl A                                              655             15,188
Lancaster Colony                                                 720             16,920
Manpower                                                       1,395             53,969
Mark IV Inds                                                     813             17,886
Modis Professional Services                                    1,771(b)          13,504
NCO Group                                                        470(b)          11,633
Pentair                                                          890             27,256
Robert Half Intl                                               3,262(b)         112,132
Ruddick                                                          848              9,010
Stewart & Stevenson Services                                     514              7,774
Sylvan Learning Systems                                          768(b)           8,688
YORK Intl                                                        698             19,413
Total                                                                           513,920

Paper & packaging (1.2%)
Bowater                                                          947             46,640
Chesapeake                                                       295              7,725
Consolidated Papers                                            1,675             65,535
Glatfelter (PH)                                                  777              7,867
Longview Fibre                                                   949             11,388
Rayonier                                                         502             20,425
Sonoco Products                                                1,827             34,370
Wausau-Mosinee Paper                                             944              8,555
Total                                                                           202,505

Restaurants & lodging (1.1%)
Bob Evans Farms                                                  678             10,848
Brinker Intl                                                   1,198(b)          34,218
Buffets                                                          763(b)           9,585
CBRL Group                                                     1,072             12,730
Lone Star Steakhouse & Saloon                                    484              4,326
Outback Steakhouse                                             1,432(b)          32,847
Papa John's Intl                                                 463(b)          11,025
Park Place Entertainment                                       5,581(b)          70,111
Total                                                                           185,690

Retail (3.2%)
American Eagle Outfitters                                        856(b)          12,733
Barnes & Noble                                                 1,203(b)          24,361
BJ's Wholesale Club                                            1,351(b)          40,446
Borders Group                                                  1,427(b)          18,373
CDW Computer Centers                                           1,597(b)          76,955
Claire's Stores                                                  940             15,863
Dollar Tree Stores                                             1,887(b)          80,315
Family Dollar Stores                                           3,143             53,038
Lands' End                                                       553(b)          20,703
Neiman Marcus Group Cl A                                         897(b)          29,601
OfficeMax                                                      2,070(b)           8,151
Payless ShoeSource                                               417(b)          21,528
Perrigo                                                        1,347(b)           9,092
Ross Stores                                                    1,630             25,061
Saks                                                           2,627(b)          26,598
Sotheby's Holdings Cl A                                        1,081             20,269
Williams-Sonoma                                                1,035(b)          40,106
Total                                                                           523,193

Textiles & apparel (0.8%)
Abercrombie & Fitch                                            1,873(b)          30,085
Jones Apparel Group                                            2,175(b)          49,753
Shaw Inds                                                      2,365             30,302
Unifi                                                          1,044(b)          11,810
Warnaco Group                                                    977              4,030
WestPoint Stevens                                                907             10,884
Total                                                                           136,864

Transportation (1.3%)
Airborne Freight                                                 900             13,894
Arnold Inds                                                      451              6,173
Atlas Air                                                        688(b)          30,530
C.H. Robinson Worldwide                                          777             49,545
CNF Transportation                                               891             22,665
GATX                                                             876             34,985
Hunt (JB) Transport Services                                     650              9,628
Overseas Shipbuilding Group                                      622             14,151
Swift Transportation                                           1,158(b)          18,745
Wisconsin Central Transportation                                 909(b)          11,533
Total                                                                           211,849

Utilities -- electric (7.6%)
Allegheny Energy                                               2,029             63,659
Alliant Energy                                                 1,451             38,179
American Water Works                                           1,796             43,553
Black Hills Corp                                                 392              9,090
Calpine                                                        2,343(b)         166,938
Cleco                                                            412             15,193
CMP Group                                                        595             17,329
Conectiv                                                       1,661             27,510
DPL                                                            2,427             58,551
DQE                                                            1,244             46,106
Energy East                                                    2,275             42,941
Hawaiian Electric Inds                                           593             18,828
Idacorp                                                          691             25,567
IPALCO Enterprises                                             1,574             35,612
Kansas City Power & Light                                      1,137             27,146
LG&E Energy                                                    2,382             57,764
Minnesota Power                                                1,359             28,964
Montana Power                                                  1,939             56,110
NiSource                                                       2,224             43,229
Northeast Utilities                                            2,728             60,356
NSTAR                                                          1,028             41,634
OGE Energy                                                     1,430             27,170
Potomac Electric Power                                         2,177             53,745
Public Service Co of New Mexico                                  726             13,159
Puget Sound Energy                                             1,565             35,506
SCANA                                                          1,924             50,625
Sierra Pacific Resources                                       1,440             20,340
Teco Energy                                                    2,301             50,478
UtiliCorp United                                               1,719             36,636
Wisconsin Energy                                               2,212             43,964
Total                                                                         1,255,882

Utilities -- gas (3.3%)
AGL Resources                                                    997             18,008
Dynegy Cl A                                                    2,796            196,768
KeySpan                                                        2,459             78,073
Kinder Morgan                                                  2,097             71,298
MCN                                                            1,573             34,016
Natl Fuel Gas                                                    719             35,456
Ocean Energy                                                   3,077(b)          37,309
Questar                                                        1,469             28,646
Vectren                                                        1,126             19,846
Washington Gas Light                                             853             21,005
Total                                                                           540,425

Utilities -- telephone (1.5%)
BroadWing                                                      3,922(b)         102,953
COMSAT                                                           978             27,506
Telephone & Data Systems                                       1,112            123,849
Total                                                                           254,308

Total common stocks
(Cost: $15,056,408)                                                         $16,474,679

Total investments in securities
(Cost: $15,056,408)(d)                                                      $16,474,679

See accompanying notes to investments in securities.

AXP Mid Cap Index Fund

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2000, the value of foreign securities represented 0.20% of net assets.

(d) At July 31, 2000, the cost of securities for federal income tax purposes was
approximately   $15,056,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $2,640,000
Unrealized depreciation                                         (1,221,000)
                                                                ----------
Net unrealized appreciation                                     $1,419,000

Investments in Securities

AXP Total Stock Market Index Fund
July 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.9%)
Issuer                                                         Shares          Value(a)

Aerospace & defense (1.1%)
Alliant Techsystems                                               32(b)          $2,264
Boeing                                                         1,493             73,156
General Dynamics                                                 310             17,496
General Motors Cl H                                            1,167(b)          30,196
Goodrich (BF)                                                    171              6,103
Honeywell Intl                                                 1,344             45,192
L-3 Communications Holdings                                      178(b)          10,480
Litton Inds                                                      146(b)           7,218
Lockheed Martin                                                  614             17,269
Newport News Shipbuilding                                        122              4,926
Northrop Grumman                                                 108              7,675
Precision Castparts                                               66              4,220
Raytheon Cl B                                                    525             12,731
Rockwell Intl                                                    297             10,414
Titan                                                            121(b)           3,592
United Technologies                                              798             46,582
Total                                                                           299,514

Airlines (0.2%)
Alaska Air Group                                                  52(b)           1,427
America West Holdings Cl B                                       110(b)           1,767
AMR                                                              234(b)           7,737
Continental Airlines Cl B                                        113(b)           5,904
Delta Air Lines                                                  218             11,704
Northwest Airlines Cl A                                          197(b)           6,575
SkyWest                                                           93              4,150
Southwest Airlines                                               784             18,522
UAL                                                               82              4,438
US Airways Group                                                 124(b)           4,867
Total                                                                            67,091

Automotive & related (1.0%)
American Axle & Mfg Holdings                                     144(b)           2,169
Avis Group Holdings                                              115(b)           2,573
Bandag                                                            70              1,811
Borg-Warner Automotive                                           130              4,412
Central Parking                                                   73              1,497
Cooper Tire & Rubber                                             118              1,320
CSK Auto                                                         102(b)             867
Cummins Engine                                                    95              3,040
Dana                                                             258              5,918
Delphi Automotive Systems                                        878             13,005
Detroit Diesel                                                   106              2,412
DollarThrifty Automotive Group                                   100(b)           1,881
Eaton                                                            112              7,595
Federal-Mogul                                                    230              2,099
Ford Motor                                                     2,030             94,521
GenCorp                                                          165              1,310
General Motors                                                   940             53,520
Gentex                                                           114(b)           2,594
Genuine Parts                                                    278              5,577
Goodyear Tire & Rubber                                           243              4,845
Hayes Lemmerz Intl                                                86(b)           1,161
Hertz                                                             63              1,981
Johnson Controls                                                 133              6,908
Lear                                                             205(b)           4,779
MascoTech                                                        130              1,495
Navistar Intl                                                    103(b)           3,676
O'Reilly Automotive                                               96(b)           1,386
PACCAR                                                           122              5,437
Smith (AO)                                                        70              1,129
Snap-On                                                          196              5,917
SPX                                                               48(b)           6,873
Superior Inds Intl                                                72              2,165
Tower Automotive                                                 114(b)           1,389
TRW                                                              188              8,448
United Rentals                                                   224(b)           4,620
Visteon                                                          266              3,721
Total                                                                           274,051

Banks and savings & loans (4.9%)
Allied Capital                                                    99              1,875
AMCORE Financial                                                  92              1,478
AmSouth Bancorporation                                           612             10,289
Anchor Bancorp Wisconsin                                         122              2,013
Area Bancshares                                                   76              1,558
Associated Banc-Corp                                             221              5,042
Astoria Financial                                                273              7,951
Bancorp South                                                    117              1,777
BancWest                                                         114              2,102
Bank of America                                                2,878            136,344
Bank of New York                                               1,218             57,018
Bank One                                                       1,897             60,347
Bank United Cl A                                                  60              2,186
Banknorth Group                                                  359              5,497
BB&T                                                             701             17,481
Capitol Federal Financial                                        203              2,474
Centura Banks                                                    192              6,108
Charter One Financial                                            332              7,159
Chase Manhattan                                                2,100            104,343
Chittenden                                                        68              1,764
Citizens Banking                                                 147              2,940
City Natl                                                         87              3,192
Colonial BancGroup                                               184              1,978
Comerica                                                         243             12,393
Commerce Bancorp                                                  50              2,597
Commerce Bancshares                                               97              3,183
Commercial Federal                                               103              1,828
Community First Bankshares                                       115              1,926
Compass Bancshares                                               177              3,219
CompuCredit                                                      107(b)           3,157
CORUS Bankshares                                                  74              2,165
Cullen/Frost Bankers                                             200              5,688
CVB Financial                                                    100              1,575
Dime Bancorp                                                     176              2,838
Downey Financial                                                  94              3,290
E-Loan                                                           102(b)             408
F&M Natl                                                          74              1,785
F.B.N.                                                            81              1,650
Fifth Third Bancorp                                              766             31,645
First Citizens BancShares Cl A                                    27              1,647
First Commonwealth Financial                                     146              1,414
First Financial Bancorp                                           96              1,656
First Midwest Bancorp                                             76              2,024
First Security                                                   304              4,370
First Source                                                      69              1,173
First Tennessee Natl                                             203              3,705
First Union                                                    1,660             42,849
First United Bancshares                                           41                692
First Virginia Banks                                              78              3,096
Firstar                                                        1,647             32,528
FirstBank                                                         96              1,842
FirstMerit                                                       429              8,955
FleetBoston Financial                                          1,514             54,220
Frontier Financial                                                85              1,498
Fulton Financial                                                 253              5,440
Golden State Bancorp                                             206              3,940
Golden West Financial                                            258             11,868
GreenPoint Financial                                             170              3,995
Hancock Holding                                                   51              1,658
Hibernia Cl A                                                    386              4,222
Hudson City Bancorp                                              322              5,333
Hudson United Bancorp                                             72              1,719
Huntington Bancshares                                            394              6,178
Imperial Bancorp                                                 105              1,785
Independence Community Bank                                      169(b)           2,282
Integra Bank                                                      78              1,355
Intl Bancshares                                                   55              1,733
Investors Financial Services                                     104              3,991
Irwin Financial                                                  103              1,448
KeyCorp                                                          698             12,259
Keystone Financial                                                86              1,957
M&T Bank                                                          12              5,669
MAF Bancorp                                                       95              1,894
Marshall & Ilsley                                                160              7,240
Mellon Financial                                                 799             30,112
Mercantile Bankshares                                            108              3,436
Morgan (JP)                                                      294             39,249
Natl City                                                        961             17,058
Natl Commerce Bancorporation                                     347              6,073
Natl Penn Bancshares                                              80              1,720
Net.B@nk                                                          94(b)             981
NextCard                                                         222(b)           1,963
North Fork Bancorporation                                        320              4,940
Northern Trust                                                   346             25,907
Old Kent Financial                                               194              5,214
Old Natl Bancorp                                                 237              6,295
Pacific Capital Bancorp                                           60              1,515
Pacific Century Financial                                        201              2,801
Park Natl                                                         21              1,856
People's Bank                                                     99              1,955
PNC Financial Services Group                                     473             24,064
Popular                                                          211              4,589
Provident Bankshares                                             100              1,350
Provident Financial Group                                        167              4,133
Queens County Bancorp                                             73              1,688
Regions Financial                                                348              6,938
Republic Bancorp                                                 179              1,454
Republic Security Financial                                      237              1,022
Richmond County Financial                                        109              2,071
Riggs Natl                                                       126              1,607
Roslyn Bancorp                                                   239              4,451
S&T Bancorp                                                       87              1,664
Santander BanCorp                                                129              1,564
Silicon Valley Bancshares                                        168(b)           7,361
Sky Financial Group                                              359              6,462
SLM Holding                                                      250             10,766
South Financial Group                                             97              1,376
Southtrust                                                       260              6,403
Southwest Bancorp of Texas                                       122(b)           3,195
Sovereign Bancorp                                                833              5,857
State Street                                                     251             25,194
Staten Island Bancorp                                            105              1,890
Summit Bancorp                                                   275              6,755
SunTrust Banks                                                   543             25,996
Susquehanna Bancshares                                           129              1,919
Synovus Financial                                                422              7,596
TCF Financial                                                    142              4,180
Trust Company of New Jersey                                       90              1,485
TrustCo Bank NY                                                  136              1,649
Trustmark                                                        112              2,198
U.S. Bancorp                                                   1,200             23,025
UMB Financial                                                     53              1,855
Union Planters                                                   222              6,369
UnionBanCal                                                      256              4,864
United Bankshares                                                 83              1,572
United Community Financial                                       134                787
Valley Natl Bancorp                                              307              7,502
W Holding                                                        142              1,385
Wachovia                                                         314             17,270
Walter Inds                                                      153(b)           1,673
Washington Federal                                                89              1,669
Washington Mutual                                                900             28,913
Webster Financial                                                 78              1,745
Wells Fargo                                                    2,871            118,607
Westamerica Bancorporation                                        65              1,804
Westcorp                                                         128              1,664
WFS Financial                                                     98(b)           1,519
Whitney Holding                                                   54              2,008
Zions Bancorp                                                    123              5,381
Total                                                                         1,327,462

Beverages & tobacco (2.2%)
Anheuser-Busch                                                   770             61,985
Beringer Wine Estates Holdings Cl B                               54(b)           1,985
Brown-Forman Cl B                                                107              5,350
Canandaigua Wine Cl A                                             35(b)           1,728
Coca-Cola                                                      4,222            258,860
Coca-Cola Bottling                                                37              1,628
Coca-Cola Enterprises                                            661             12,683
Coors (Adolph) Cl B                                              106              6,678
Fortune Brands                                                   259              5,828
Pepsi Bottling Group                                             241              7,366
PepsiCo                                                        2,454            112,423
Philip Morris                                                  3,989            100,722
RJ Reynolds Tobacco Holdings                                     169              4,795
Universal                                                        120              2,663
UST                                                              271              3,930
Vector Group                                                      42                651
Whitman                                                          674             10,068
Total                                                                           599,343

Building materials & construction (0.6%)
Alexander & Baldwin                                              110              2,771
American Financial Group                                         300              7,499
American Standard                                                110(b)           4,902
Armstrong Holdings                                                88              1,408
Carlisle Companies                                                66              2,987
Centex                                                           115              2,753
Centex Construction Products                                      53              1,299
CIRCOR Intl                                                       50                350
Clayton Homes                                                    435              3,534
Dycom Inds                                                        84(b)           3,591
Elcor                                                             84              1,612
Fairfield Communities                                            170(b)           1,264
Fleetwood Enterprises                                            107              1,384
Florida Rock Inds                                                 60              2,160
Fluor                                                            118              3,518
Foster Wheeler                                                   172              1,258
Georgia-Pacific (Timber Group)                                   129              3,910
Georgia-Pacific Group                                            267              6,625
Granite Construction                                              87              2,099
Horton (DR)                                                      181              2,806
Hughes Supply                                                     91              1,723
Huttig Building Products                                          23(b)             106
Insituform Technologies Cl A                                      89(b)           2,147
Johns Manville                                                   269              3,463
Kaufman & Broad Home                                              94              1,839
Lafarge                                                          198              4,455
Lennar                                                           138              3,312
Lennox Intl                                                      140              1,846
Louisiana-Pacific                                                315              3,052
Martin Marietta Materials                                         73              3,080
Masco                                                            689             13,607
Morrison Knudsen                                                 198(b)           1,906
NVR                                                               40(b)           2,465
Owens-Corning                                                    102                561
Potlatch                                                          77              2,647
Pulte                                                             99              2,271
Quanta Services                                                  112(b)           5,124
Sherwin-Williams                                                 263              5,474
Simpson Mfg                                                       43(b)           2,107
Southdown                                                         59              3,673
Temple-Inland                                                     87              3,779
Texas Inds                                                        54              1,752
Toll Brothers                                                    113(b)           2,733
Tredegar                                                          92              2,024
USG                                                               77              2,262
Valspar                                                          139              4,326
Vulcan Materials                                                 156              6,679
Watts Inds Cl A                                                  100              1,188
Weyerhaeuser                                                     364             16,629
Total                                                                           163,960

Chemicals (1.2%)
Air Products & Chemicals                                         357             11,915
Airgas                                                           184(b)             989
Albemarle                                                        103              2,543
Allied Waste Inds                                                939(b)           8,744
Azurix                                                           182(b)           1,547
Cabot                                                            207              6,624
Cambrex                                                           80              3,615
Crompton                                                         368              3,611
Cytec Inds                                                       118(b)           3,688
Dexter                                                            58              3,128
Dow Chemical                                                   1,107             31,826
Du Pont (EI) de Nemours                                        1,755             79,524
Eastman Chemical                                                 122              5,719
Ecolab                                                           201              7,198
Engelhard                                                        196              3,540
Ferro                                                            100              2,325
FMC                                                              155(b)           9,339
Fuller (HB)                                                       34              1,313
Geon                                                              77              1,266
Georgia Gulf                                                     112              1,827
Grace (WR)                                                       124(b)           1,225
Great Lakes Chemical                                              91              2,673
Hercules                                                         165              2,465
IMC Global                                                       314              4,337
Intl Specialty Products                                          224(b)           1,316
Ionics                                                            63(b)           1,929
Lubrizol                                                         137              2,928
Lyondell Chemical                                                279              3,906
Millennium Chemicals                                             208              3,224
Millipore                                                         70              4,401
NL Inds                                                          200              3,700
Olin                                                             157              2,463
OM Group                                                          53              2,514
Pall                                                             193              4,005
Polymer Group                                                    116                892
PPG Inds                                                         270             10,986
Praxair                                                          248              9,812
Republic Services                                                273(b)           4,573
Rohm & Haas                                                      339              8,814
RPM/Ohio                                                         171              1,592
Sigma-Aldrich                                                    157              4,278
Solutia                                                          548              7,843
Spartech                                                          71              1,904
Tetra Tech                                                       133(b)           3,333
Union Carbide                                                    207              9,276
Valhi                                                            311              3,402
Ventro                                                            54(b)             651
Waste Management                                                 963             17,996
Total                                                                           316,719

Commercial finance (--%)
Finova Group                                                     293              3,058

Communications equipment & services (4.8%)
Adaptive Broadband                                                98(b)           3,534
ADC Telecommunications                                         1,154(b)          48,396
Adtran                                                            61(b)           3,671
Advanced Fibre Communications                                    120(b)           5,145
Aether Systems                                                    61(b)          10,153
Airnet Communications                                             49(b)           1,360
Allied Riser Communications                                      114(b)           1,169
American Tower Cl A                                              224              9,604
Andrew Corp                                                      150(b)           4,228
ANTEC                                                            199(b)           7,525
Aspect Communications                                            107(b)           1,966
C-COR.net                                                        122(b)           3,225
CapRock Communications                                           100(b)             613
Carrier Access                                                    95(b)           5,688
Centennial Cellular Cl A                                         447(b)           6,789
CIENA                                                            235(b)          33,399
Com21                                                             67(b)           1,173
Commonwealth Telephone Enterprises                               131(b)           5,633
CommScope                                                         79(b)           2,642
Copper Mountain Networks                                          72(b)           5,678
Corning                                                          489            114,394
Covad Communications Group                                       226(b)           3,729
Digital Microwave                                                115(b)           3,127
Digitas                                                          110(b)           2,489
Ditech Communications                                             52(b)           2,490
EchoStar Communications Cl A                                     377(b)          14,868
Efficient Networks                                                77(b)           4,837
Fairchild Semiconductor Intl Cl A                                 94(b)           3,325
Finisar                                                          231(b)           6,136
Focal Communications                                             121(b)           4,492
Glenayre Technologies                                            212(b)           2,133
GoAmerica                                                        371(b)           4,359
Harmonic                                                         217(b)           5,113
Healtheon/WebMD                                                  367(b)           4,886
iBasis                                                            68(b)           1,224
IDT                                                               88(b)           3,163
InterVoice-Brite                                                 131(b)             835
JDS Uniphase                                                   1,598(b)         188,763
Leap Wireless Intl                                                96(b)           6,084
Loral Space & Communications                                   1,217(b)           6,313
Lucent Technologies                                            5,555            243,030
MasTec                                                            90(b)           2,987
Metricom                                                          70(b)           2,463
Motient                                                          170(b)           2,008
Motorola                                                       3,612            119,421
Natural Microsystems                                              44(b)           4,903
Net2000 Communications                                           110(b)           1,045
Net2Phone                                                         37(b)             994
Netro                                                            102(b)           5,514
Next Level Communications                                        121(b)          10,858
NorthEast Optic Network                                           61(b)           2,566
NorthPoint Communications Group                                  189(b)           2,233
NTL                                                              228(b)          10,274
Nucentrix Broadband Networks                                     119(b)           3,332
Osocpm Technologies                                               32(b)           1,824
P-COM                                                            209(b)           1,267
Pac-West Telecomm                                                132(b)           2,525
Plantronics                                                       36(b)           4,968
Polycom                                                           51(b)           4,838
Powerwave Technologies                                            99(b)           3,434
Proxim                                                            45(b)           3,423
QUALCOMM                                                       1,240(b)          80,523
REMEC                                                            195(b)           4,991
RF Micro Devices                                                 123(b)           9,287
Rhythms NetConnections                                           344(b)           4,128
SBA Communications                                                73(b)           3,294
Scientific-Atlanta                                               238             18,326
SDL                                                              124(b)          43,036
Sonus Networks                                                    35(b)           6,525
Sycamore Networks                                                412(b)          50,805
Tekelec                                                          132(b)           5,181
Telaxis Communications                                            52(b)             991
Tellabs                                                          699(b)          45,435
Time Warner Telecom Cl A                                          87(b)           5,389
Tollgrade Communications                                          45(b)           4,724
Tritel Cl A                                                      147(b)           4,575
Turnstone Systems                                                  5(b)             639
UTStarcom                                                         30(b)             763
VoiceStream Wireless                                             274(b)          35,141
Williams Communications Group                                    100(b)           2,700
World Access                                                     162(b)           1,458
Total                                                                         1,306,169

Computer software & services (5.0%)
Adobe Systems                                                    190             21,755
Agile Software                                                   111(b)           6,140
Ariba                                                            403(b)          46,722
At Home Corp Series A                                            519(b)           7,266
BMC Software                                                     372(b)           7,022
BroadVision                                                      387(b)          14,006
Citrix Systems                                                   274(b)           4,179
Computer Associates Intl                                         973             24,143
Compuware                                                        555(b)           4,440
Digital Island                                                   123(b)           3,529
Edwards (JD) & Co                                                516(b)           6,547
Electronic Arts                                                   97(b)           8,578
i2 Technologies                                                  340(b)          44,114
Internet Capital Group                                            46(b)           1,555
Intuit                                                           290(b)           9,860
Legato Systems                                                   400(b)           3,888
Lycos                                                            176(b)          10,670
Microsoft                                                      8,977(b)         626,706
MicroStrategy                                                     52(b)           1,154
Network Associates                                               216(b)           4,145
Novell                                                           521(b)           5,015
ONYX Software                                                     56(b)           1,355
Oracle                                                         4,842(b)         364,057
Parametric Technology                                            419(b)           4,190
PeopleSoft                                                       378(b)           8,245
Phone.com                                                        111(b)           8,866
RealNetworks                                                     228(b)           9,676
S1                                                                76(b)           1,933
Siebel Systems                                                   341(b)          49,444
SunGard Data Systems                                             186(b)           6,150
Vignette                                                         379(b)          12,849
WebMethods                                                        48(b)           5,544
WebTrends                                                        122(b)           3,668
Total                                                                         1,337,411

Computers & office equipment (15.3%)
3Com                                                             556(b)           7,541
About.com                                                         39(b)           1,204
Accrue Software                                                   64(b)           1,480
Active Software                                                   74(b)           4,218
Actuate                                                          118(b)           5,812
Acxiom                                                           132(b)           2,813
Adaptec                                                          161(b)           3,985
Advanced Digital Information                                     139(b)           1,946
Advantage Learning Systems                                       121(b)           1,997
Advent Software                                                   74(b)           4,181
Affiliated Computer Services Cl A                                234(b)          10,545
Akamai Technologies                                               48(b)           3,785
Allaire                                                           58(b)           1,790
Alteon WebSystems                                                 59(b)           7,784
America Online                                                 3,958(b)         211,010
American Management Systems                                       91(b)           2,281
AnswerThink Consulting Group                                     200(b)           3,363
Apple Computer                                                   544(b)          27,641
AppNet                                                            64(b)           2,120
Art Technology Group                                              98(b)           8,526
Artesyn Technologies                                             114(b)           3,876
ASK Jeeves                                                       128(b)           2,320
Aspen Technology                                                 142(b)           4,269
Autodesk                                                         100              2,163
Automatic Data Processing                                      1,031             51,098
Avant!                                                           143(b)           2,234
Avocent                                                          132(b)           5,893
Aware                                                             83(b)           3,268
Be Free                                                          110(b)             564
BEA Systems                                                      376(b)          16,192
BindView Development                                             150(b)           1,327
BISYS Group                                                       47(b)           2,985
Black Box                                                         72(b)           3,258
Breakaway Solutions                                              132(b)           3,680
Brio Technology                                                   49(b)             368
Broadbase Software                                               112(b)           2,639
Brocade Communications Systems                                   185(b)          33,045
BSQUARE                                                          100(b)           1,775
Cabletron Systems                                                271(b)           7,080
Cadence Design Systems                                           379(b)           7,912
Caldera Systems                                                  120(b)             846
Calico Commerce                                                  100(b)             981
Cambridge Technology Partners                                    155(b)           1,458
CareInsite                                                       335(b)           5,528
Centillium Communications                                         25(b)           2,028
Ceridian                                                         225(b)           5,119
CheckFree Holdings                                                84(b)           5,103
Ciber                                                            138(b)           1,613
Cisco Systems                                                 11,874(b)         777,004
Clarent                                                           63(b)           2,701
Clarus                                                            37(b)           1,369
CMGI                                                             439(b)          16,627
CNET Networks                                                    113(b)           3,383
Cognex                                                           131(b)           6,427
Comdisco                                                         238              6,158
Commerce One                                                     266(b)          11,189
Compaq Computer                                                2,847             79,893
Complete Business Solutions                                      139(b)           1,772
Computer Sciences                                                281(b)          17,563
Comverse Technology                                              246(b)          21,587
Concord Communications                                            50(b)           1,375
Concord EFS                                                      318(b)           8,745
Concurrent Computer                                              218(b)           2,684
Critical Path                                                     96(b)           5,346
CSG Systems Intl                                                  81(b)           4,308
Cyber-Care                                                       133(b)             927
CyberSource                                                       38(b)             328
Cysive                                                            76(b)           1,824
Data Return                                                       98(b)           2,511
Dell Computer                                                  4,393(b)         193,016
Dendrite Intl                                                    212(b)           5,747
Diamond Technology Partners                                       63(b)           5,611
Digital Insight                                                   72(b)           2,255
Digital Lightwave                                                 80(b)           6,995
Digital River                                                     88(b)             589
drkoop.com                                                       140(b)             162
DST Systems                                                       99(b)           9,244
E.piphany                                                         55(b)           5,118
EarthLink                                                        359(b)           4,488
Echelon                                                           53(b)           1,968
eGain Communications                                              92(b)             753
Electronic Data Systems                                          766             32,937
eMachines                                                        440(b)             990
EMC                                                            3,702(b)         315,132
Emulex                                                            82(b)           4,100
Engage                                                           641(b)           5,849
Entrust Technologies                                              84(b)           2,399
Equifax                                                          224              5,292
Exchange Applications                                             90(b)           1,980
Exodus Communications                                            704(b)          31,283
Extended Systems                                                  34(b)           2,157
Extreme Networks                                                  76(b)          10,613
F5 Networks                                                       88(b)           3,977
FactSet Research Systems                                          76              2,480
FileNet                                                          117(b)           2,069
First Data                                                       667             30,723
Fiserv                                                           192(b)          10,716
Gadzoox Networks                                                 138(b)           1,389
Gateway                                                          549(b)          30,297
Globix                                                           104(b)           2,444
go2net                                                           132(b)           7,796
Great Plains Software                                             36(b)             842
Henry (Jack) & Associates                                        102              4,577
Hewlett-Packard                                                1,689            184,417
High Speed Access                                                 86(b)             441
HNC Software                                                      51(b)           2,250
homestore.com                                                    104(b)           3,640
Hutchinson Technology                                             80(b)           1,190
Hyperion Solutions                                                87(b)           2,316
IBEAM Broadcasting                                               310(b)           3,817
IDX Systems                                                      120(b)           1,808
iGate Capital                                                    162(b)           1,529
IKON Office Solutions                                            579              2,352
Immersion                                                         85(b)           1,732
INFOCURE                                                         101(b)             502
Informatica                                                      109(b)           8,720
InfoSpace                                                        365(b)          12,319
Inktomi                                                          175(b)          18,725
Insight Enterprises                                               63(b)           2,914
InsWeb                                                           103(b)             142
Interliant                                                       133(b)           2,261
Internet Security Systems                                         62(b)           4,580
internet.com                                                      79(b)           1,501
InterWorld                                                        49(b)           1,072
Interwoven                                                       102(b)           6,585
Intl Business Machines                                         3,059            343,945
Iomega                                                         1,016(b)           3,874
Iron Mountain                                                    225(b)           7,875
ITXC                                                             100(b)           1,813
IXL Enterprises                                                  304(b)           5,396
Juniper Networks                                                 522(b)          74,351
Juno Online Services                                             131(b)           1,187
Kana Communications                                              154(b)           5,660
Keane                                                            111(b)           2,276
Keynote Systems                                                   55(b)           2,087
Kronos                                                            47(b)           1,610
Lexmark Intl Group Cl A                                          200(b)           9,013
LHS Group                                                        129(b)           5,208
Liberate Technologies                                            128(b)           2,936
LifeMinders                                                       62(b)           1,395
Liquid Audio                                                      62(b)             574
LookSmart                                                        131(b)           2,391
Loudeye Technologies                                              80(b)           1,145
Luminant Worldwide                                                67(b)             544
Macromedia                                                        67(b)           5,126
Manugistics Group                                                107(b)           5,939
MarchFirst                                                       186(b)           3,848
MatrixOne                                                        116(b)           5,307
MAXIMUS                                                           76(b)           1,815
Maxtor                                                           348(b)           2,023
Media Metrix                                                      40(b)           1,040
MedQuist                                                         216(b)           4,644
Mentor Graphics                                                  226(b)           4,506
Mercator Software                                                 74(b)           1,517
Mercury Interactive                                              118(b)          11,713
Micromuse                                                         60(b)           7,784
MICROS Systems                                                    97(b)           2,207
Midway Games                                                     120(b)           1,028
MMC Networks                                                      72(b)           3,560
MTI Technology                                                   136(b)             561
Natl Computer Systems                                            114              8,194
Natl Data                                                         83              2,283
Natl Information Consortium                                      153(b)           1,186
Natl Instruments                                                 118(b)           5,096
Navigant Consulting                                               66(b)             223
NCR                                                              153(b)           5,422
Netcentives                                                       83(b)           1,043
Netegrity                                                         66(b)           5,214
NetIQ                                                             40(b)           1,930
Netopia                                                           48(b)           2,592
Netpliance                                                       200(b)           1,475
NetRatings                                                       157(b)           3,160
NetScout Systems                                                  88(b)           1,254
Network Access Solutions                                         154(b)           1,540
Network Appliance                                                498(b)          42,920
NetZero                                                          160(b)             845
New Era of Networks                                               84(b)           2,100
NOVA                                                             114(b)           1,318
Nuace Communications                                              82(b)          11,511
NVIDIA                                                           106(b)           6,360
Open Market                                                      152(b)             998
Organic                                                          183(b)           1,819
OTG Software                                                      70(b)           2,336
Palm                                                             885(b)          34,501
Paradyne Networks                                                 69(b)           1,967
Pegasus Solutions                                                 75(b)             764
Peregrine Systems                                                232(b)           5,786
Perot Systems Cl A                                               413(b)           3,717
Pervasive Software                                                55(b)             203
Pinnacle Systems                                                 112(b)             858
Pitney Bowes                                                     416             14,404
Policy Management Systems                                        100(b)           1,388
Portal Software                                                  240(b)          12,086
Predictive Systems                                                76(b)           1,672
Primark                                                           77(b)           2,883
Primus Knowledge Solutions                                        44(b)           1,172
Prodigy Communications Cl A                                      290(b)           2,320
Profit Recovery Group Intl                                       226(b)           2,091
Progress Software                                                122(b)           1,838
Project Software & Development                                    68(b)           1,199
Proxicom                                                         106(b)           4,379
PSINet                                                           338(b)           5,900
Puma Technology                                                   92(b)           1,840
QRS                                                               31(b)             570
Quantum-DLT & Storage Systems                                    733(b)           8,613
Quantum-Hard Disk Drive                                          337(b)           2,780
Quest Software                                                   118(b)           5,576
Rare Medium Group                                                 77(b)             967
Rational Software                                                135(b)          13,736
Razorfish Cl A                                                   421(b)           7,631
Red Hat                                                          234(b)           4,388
Redback Networks                                                 254(b)          33,019
Remedy                                                            69(b)           1,522
Reynolds & Reynolds Cl A                                         120              2,003
RSA Security                                                      67(b)           4,246
S3                                                               185(b)           1,896
SABRE Holdings Cl A                                              215              5,254
Safeguard Scientifics                                            162(b)           5,032
Sanchez Computer Associates                                       70(b)           1,466
SanDisk                                                          103(b)           6,566
Sanmina                                                          288(b)          26,748
Sapient                                                           86(b)           9,783
SAVVIS Communications                                            229(b)           2,805
Scient                                                           110(b)           5,129
SCM Microsystems                                                  47(b)           2,426
SeaChange Intl                                                    78(b)           1,644
Seagate Technology                                               346(b)          17,538
Silicon Graphics                                               1,043(b)           4,694
Silicon Storage Technology                                       101(b)           6,382
SilverStream Software                                             62(b)           2,364
Software.com                                                      63(b)           6,355
Solectron                                                        980(b)          39,505
SonicWALL                                                         78(b)           6,767
Storage Technology                                               356(b)           4,584
Sun Microsystems                                               2,706(b)         285,313
Switchboard                                                       90(b)             664
Sybase                                                           182(b)           4,391
Sykes Enterprises                                                246(b)           3,090
Symantec                                                          88(b)           4,510
Synopsys                                                         110(b)           3,582
Tanning Technology                                                63(b)           1,166
Tech Data                                                        182(b)           8,099
Technology Solutions                                             121(b)             605
TeleTech Holdings                                                152(b)           4,712
TenFold                                                           82(b)             743
TheStreet.com                                                    100(b)             550
TIBCO Software                                                   322(b)          33,165
Total System Services                                            303              5,473
Transaction Systems Architects Cl A                               77(b)           1,362
Tumbleweed Communications                                         63(b)           2,835
Ulticom                                                          135(b)           4,523
Unisys                                                           476(b)           4,671
USinternetworking                                                420(b)           6,668
VA Linux Systems                                                 179(b)           5,683
Varian                                                           115(b)           4,844
Verio                                                            116(b)           6,315
VeriSign                                                         329(b)          52,207
Veritas Software                                                 653(b)          66,564
Verity                                                            62(b)           2,259
VerticalNet                                                      106(b)           5,062
VIA NET.WORKS                                                    119(b)           1,993
Viant                                                            217(b)           7,161
Visual Networks                                                   76(b)             907
Vitria Technology                                                188(b)           8,883
WatchGuard Technologies                                           53(b)           2,600
Wave Systems Cl A                                                127(b)           2,294
Wind River Systems                                               103(b)           3,019
Wireless Facilities                                               89(b)           5,663
Xircom                                                           130(b)           4,444
Yahoo!                                                           927(b)         119,292
Zixit                                                             61(b)           2,577
Total                                                                         4,144,729

Electronics (7.4%)
Advanced Energy Inds                                              54(b)           2,430
Advanced Micro Devices                                           261(b)          18,776
Agilent Technologies                                             755(b)          30,766
Alpha Inds                                                        78(b)           2,657
Altera                                                           335(b)          32,892
American Power Conversion                                        299(b)           7,606
Amkor Technology                                                 184(b)           5,060
Amphenol Cl A                                                     86(b)           4,510
ANADIGICS                                                        183(b)           4,838
Analog Devices                                                   604(b)          40,392
Anaren Microwave                                                  39(b)           2,830
Ancor Communications                                              84(b)           3,318
Anixter Intl                                                      91(b)           2,645
Applied Materials                                              1,378(b)         104,555
Applied Micro Circuits                                           209(b)          31,192
Arrow Electronics                                                149(b)           4,926
Atmel                                                            370(b)          11,077
ATMI                                                             110(b)           2,833
Audiovox Cl A                                                     81(b)           1,256
Avanex                                                            22(b)           2,793
Avnet                                                             73              4,156
AVX                                                              268              6,415
Belden                                                            49              1,231
Broadcom Cl A                                                    368(b)          82,523
Brooks Automation                                                 49(b)           2,432
Burr-Brown                                                        87(b)           6,601
C&D Technologies                                                 124              5,022
Cable Design Technologies                                         87(b)           3,067
Cirrus Logic                                                     205(b)           3,972
Conexant Systems                                                 340(b)          10,880
Credence Systems                                                  86(b)           3,677
Cree                                                              53(b)           5,959
CTS                                                               98              4,496
Cymer                                                             88(b)           3,993
Cypress Semiconductor                                            163(b)           6,082
Dallas Semiconductor                                              90              3,769
Dionex                                                            44(b)           1,144
DSP Group                                                         92(b)           3,858
DuPont Photomasks                                                 40(b)           2,395
Electro Scientific Inds                                           82(b)           3,726
EMCOR                                                             32(b)           2,200
ESS Technology                                                   157(b)           2,649
Exar                                                              69(b)           6,404
Foundry Networks                                                 200(b)          16,363
GenRad                                                           118(b)           1,003
GlobeSpan                                                        114(b)          12,875
Harman Intl Inds                                                  50              3,163
Harris                                                           124              4,247
Helix Technology                                                  55              1,788
Integrated Device Technology                                     138(b)           7,314
Integrated Electrical Services                                    41(b)             205
Intel                                                         11,426            762,685
Intl Rectifier                                                   115(b)           6,361
Jabil Circuit                                                    324(b)          16,220
KEMET                                                            140(b)           3,360
KLA-Tencor                                                       274(b)          14,591
Kopin                                                            122(b)           3,042
Kulicke & Soffa Inds                                              79(b)           3,565
Lam Research                                                     180(b)           5,265
Lattice Semiconductor                                             74(b)           4,061
Linear Technology                                                528             29,172
LSI Logic                                                        524(b)          17,751
LTX                                                              129(b)           2,838
Maxim Integrated Products                                        467(b)          30,850
MEMC Electronic Materials                                        164(b)           2,737
Methode Electronics Cl A                                         114              5,180
Micrel                                                           128(b)           6,408
Microchip Technology                                             118(b)           8,159
Micron Electronics                                               505(b)           5,334
Micron Technology                                                946(b)          77,098
MKS Instruments                                                  100(b)           2,519
Molex                                                            301             14,161
MRV Communications                                                98(b)           5,672
Natl Semiconductor                                               301(b)          10,892
Newport                                                           59              5,775
Novellus Systems                                                 183(b)           9,871
PerkinElmer                                                       71              4,540
Photronics                                                        68(b)           1,687
Pixelworks                                                        79(b)           3,027
Plexus                                                            68(b)           7,671
Power Integrations                                                80(b)           1,545
Power-One                                                         57(b)           6,730
PRI Automation                                                    56(b)           2,555
QLogic                                                           112(b)           8,344
Quantum Effect Devices                                            61(b)           4,541
Rambus                                                           148(b)          10,850
Sawtek                                                            65(b)           3,461
SCI Systems                                                      224(b)          10,276
Semtech                                                           54(b)           4,330
Sensormatic Electronics                                          183(b)           2,368
Silicon Image                                                     61(b)           3,233
Siliconix                                                         57(b)           3,096
SLI                                                              155              1,676
Spectra-Physics Lasers                                            56(b)           4,438
Symbol Technologies                                              205              8,174
Technitrol                                                        59              6,505
Tektronix                                                         73              4,490
Teradyne                                                         266(b)          16,858
Texas Instruments                                              2,792            163,855
Thomas & Betts                                                   178              3,471
Three-Five Systems                                                73(b)           1,912
TranSwitch                                                        66(b)           5,312
Trimble Navigation                                               125(b)           5,406
TriQuint Semiconductor                                           128(b)           4,904
Varian Medical Systems                                            94(b)           4,042
Varian Semiconductor Equipment Associates                         92(b)           4,468
Veeco Instruments                                                 61(b)           4,804
Vicor                                                            258(b)          10,755
Virata                                                            68(b)           4,352
Vishay Intertechnology                                           198(b)           6,126
Vitesse Semiconductor                                            318(b)          18,961
Waters                                                            95(b)          11,269
Xilinx                                                           531(b)          39,857
Total                                                                         2,004,417

Energy (3.2%)
Amerada Hess                                                     141              8,531
Anadarko Petroleum                                               376             17,995
Apache                                                           177              8,806
Arch Coal                                                        201              1,583
Ashland                                                          112              3,689
Atmos Energy                                                      84              1,733
Barrett Resources                                                 92(b)           2,559
BP Amoco ADR                                                       1(c)              40
Brown (Tom)                                                      121(b)           2,329
Buckeye Partners LP                                               77(d)           2,146
Burlington Resources                                             360             11,745
Cabot Oil & Gas Cl A                                             119              2,202
Chevron                                                        1,103             87,136
Conoco Cl B                                                      975             22,486
CONSOL Energy                                                    247              4,245
Cross Timbers Oil                                                176              2,893
Devon Energy                                                     124              5,673
EOG Resources                                                    239              7,065
Exxon Mobil                                                    5,938            475,039
FirstEnergy                                                      364              9,282
Forest Oil                                                        10(b)             129
Grant Prideco                                                    289(b)           5,816
Houston Exploration                                               98(b)           2,156
Kerr-McGee                                                       134              7,353
Mitchell Energy & Development Cl A                               185              5,897
Murphy Oil                                                        70              4,218
Newfield Exploration                                             113(b)           3,849
Noble Affiliates                                                 204              6,120
Occidental Petroleum                                             542             10,976
Pennzoil-Quaker State                                            166              2,075
Phillips Petroleum                                               394             20,020
Pogo Producing                                                   296              5,883
Rayovac                                                           90(b)           2,244
Santa Fe Snyder                                                  421(b)           4,210
Stone Energy                                                      78(b)           3,744
Sunoco                                                           141              3,437
Texaco                                                           915             45,235
Tosco                                                            237              6,281
Ultramar Diamond Shamrock                                        135              3,088
Unocal                                                           377             11,404
USEC                                                             212                928
USX-Marathon Group                                               480             11,670
Valero Energy                                                    106              2,749
Vastar Resources                                                 152             12,531
Vintage Petroleum                                                163              2,934
Total                                                                           862,124

Energy equipment & services (1.1%)
Baker Hughes                                                     511             17,693
BJ Services                                                      110(b)           6,421
Cooper Cameron                                                    83(b)           5,364
Diamond Offshore Drilling                                        211              7,926
Dril-Quip                                                         75(b)           2,995
ENSCO Intl                                                       213              7,189
Enterprise Products Partners LP                                  104(d)           2,399
Global Inds                                                      278(b)           3,475
Global Marine                                                    271(b)           7,673
Halliburton                                                      745             34,363
Hanover Compressor                                               234(b)           7,985
Helmerich & Payne                                                175              5,600
Jacobs Engineering Group                                          58(b)           2,070
Lone Star Technologies                                            99(b)           4,034
Louis Dreyfus Natural Gas                                        274(b)           7,124
Marine Drilling                                                  139(b)           3,023
McDermott Intl                                                   110                818
Nabors Inds                                                      249(b)          10,365
Natl-Oilwell                                                     151(b)           4,983
Newpark Resources                                                330(b)           2,743
Noble Drilling                                                   205(b)           8,930
Pioneer Natural Resources                                        205(b)           2,204
Pride Intl                                                       326(b)           6,785
R&B Falcon                                                       301(b)           6,001
Rowan Companies                                                  136(b)           3,434
Santa Fe Intl                                                    178              6,252
Schlumberger                                                     971             71,793
SEACOR SMIT                                                       66(b)           2,632
Smith Intl                                                        77(b)           5,496
Tidewater                                                        150              4,819
Transocean Sedco Forex                                           320             15,840
Varco Intl                                                       308(b)           5,313
Weatherford Intl                                                 165(b)           6,610
Total                                                                           290,352

Financial services (5.5%)
Advanta Cl A                                                     114              1,304
Affiliated Managers Group                                         82(b)           3,890
Alliance Capital Management Holding LP                           266(d)          12,685
Allmerica Financial                                               84              4,967
American Express                                               2,279            129,190
AmeriCredit                                                      146(b)           3,030
AmeriTrade Holding Cl A                                          246(b)           3,152
Apartment Investment & Management                                101              4,886
Associates First Capital Cl A                                  1,236             32,368
Bear Stearns Companies                                           190             10,236
BOK Financial                                                     96              1,758
Boston Properties                                                106              4,399
Capital One Financial                                            307             17,998
Catellus Development                                             268(b)           4,623
Chemical Financial                                                66              1,543
CIT Group Cl A                                                   368              6,808
Citigroup                                                      5,764            406,721
Countrywide Credit Inds                                          176              6,193
Dain Rauscher                                                     43              2,916
Delphi Financial Group Cl A                                       68(b)           2,618
Donaldson, Lufkin & Jenrette - DLJ                               196             10,106
Doral Financial                                                  154              2,002
E*TRADE Group                                                    449(b)           6,735
Eaton Vance                                                       65              3,368
Edwards (AG)                                                     146              7,720
Fannie Mae                                                     1,723             85,934
Federated Investors Cl B                                         196              5,133
Forest City Enterprises Cl A                                      89              3,059
Franchise Finance Corp of America                                 94              2,256
Franklin Resources                                               392             14,063
Freddie Mac                                                    1,150             45,353
Glenborough Realty Trust                                         139              2,763
Goldman Sachs Group                                              107             10,586
H&R Block                                                        152              4,864
Heller Financial                                                  95              2,280
Household Intl                                                   807             35,962
IndyMac Bancorp                                                  143              2,449
Investment Technology Group                                       91(b)           4,425
iStar Financial                                                  185              3,804
Jefferies Group                                                  101              2,702
Jones Lang LaSalle                                                46(b)             630
Kansas City Southern Inds                                         86                597
Knight Trading Group                                             180(b)           4,781
LaBranche                                                        211(b)           4,299
Legg Mason                                                        88              4,576
Lehman Brothers Holdings                                         186             20,902
LNR Property                                                     108              2,194
MarketWatch.com                                                   40(b)             695
MBNA                                                           1,347             44,956
Merrill Lynch                                                    662             85,563
MessageMedia                                                     163(b)             571
Metris Companies                                                 340              9,966
MGIC Investment                                                  170              9,658
Morgan Keegan                                                    119              2,365
Morgan Stanley, Dean Witter, Discover & Co                     1,915            174,743
Neuberger Berman                                                 124              6,154
Nvest LP                                                         103              3,998
Paine Webber Group                                               226             15,651
Paychex                                                          573             26,215
Providian Financial                                              220             22,426
Radian Group                                                     139              8,462
Raymond James Financial                                          115              2,875
Schwab (Charles)                                               2,323             83,920
Security Capital Group Cl B                                      142(b)           2,547
SEI Investments                                                   84              4,599
Spectrasite Holdings                                             181(b)           3,846
St. Joe                                                          136              4,046
Student Loan                                                      50              2,250
T.Rowe Price Associates                                          189              7,725
United Asset Mgmt                                                112              2,695
W.P. Carey & Co LLC                                              118(d)           2,058
Wilmington Trust                                                   1                 44
Total                                                                         1,482,856

Food (1.2%)
Archer-Daniels-Midland                                           960              9,000
Bestfoods                                                        434             30,216
Campbell Soup                                                    675             17,888
ConAgra                                                          759             15,512
Corn Products Intl                                                66              1,650
Dean Foods                                                       154              5,361
Del Monte Foods                                                  139(b)           1,008
Delta & Pine Land                                                 75              1,875
Dole Food                                                        112              1,582
Dreyer's Grand Ice Cream                                         114              2,715
Earthgrains                                                       87              1,740
Flowers Inds                                                     188              4,007
Fresh Del Monte Produce                                          209(b)           1,306
General Mills                                                    476             16,363
Heinz (HJ)                                                       557             22,245
Hershey Foods                                                    217             10,036
Hormel Foods                                                     226              3,658
IBP                                                              149              2,152
Interstate Bakeries                                              109              2,139
Intl Home Foods                                                  404(b)           8,737
Keebler Foods                                                    130              5,736
Kellogg                                                          630             16,341
McCormick                                                        111              3,254
Michael Foods                                                     80              1,920
Nabisco Group Holdings                                           507             13,436
Nabisco Holdings Cl A                                            107              5,658
Newhall Land & Farming LP                                         83(d)           2,272
Quaker Oats                                                      208             13,988
Ralcorp Holdings                                                 110(b)           1,519
Ralston-Ralston Purina Group                                     503             10,154
Sara Lee                                                       1,542             28,430
Smithfield Foods                                                 314(b)           8,929
Smucker (JM) Cl A                                                101              1,818
Suiza Foods                                                      146(b)           6,771
SUPERVALU                                                        216              3,821
Sysco                                                            515             20,278
Tootsie Roll Inds                                                 69              2,609
Tyson Foods Cl A                                                 357              3,347
Universal Foods                                                  100              1,950
Wrigley (Wm) Jr                                                  181             13,756
Total                                                                           325,177

Furniture & appliances (0.2%)
Black & Decker                                                   135              5,020
Briggs & Stratton                                                 36              1,267
Ethan Allen Interiors                                            180              4,590
Furniture Brands Intl                                            106(b)           1,570
HON Inds                                                         202              5,391
Kimball Intl Cl B                                                125              1,891
La-Z-Boy                                                         103              1,597
Lanier Worldwide                                                 124(b)              85
Leggett & Platt                                                  306              5,355
Maytag                                                           136              4,607
Miller (Herman)                                                  150              4,706
Mohawk Inds                                                      216(b)           5,764
Stanley Works                                                    138              3,614
Sunbeam                                                          495(b)           1,361
Whirlpool                                                        117              5,053
Total                                                                            51,871

Health care (9.9%)
Abbott Laboratories                                            2,592            107,892
Aclara Biosciences                                                80(b)           3,360
Affymetrix                                                        38(b)           5,189
Alexion Pharmaceuticals                                           11(b)             710
Alkermes                                                         188(b)           6,228
Allergan                                                         206             13,789
Alpharma Cl A                                                    103              6,747
ALZA                                                             158(b)          10,231
American Home Products                                         2,216            117,586
Amgen                                                          1,734(b)         112,601
Andrx                                                             98(b)           7,650
Arrow Intl                                                        76              2,594
ArthoCare                                                         74(b)           2,687
Bard (CR)                                                         80              4,005
Barr Laboratories                                                105(b)           5,670
Bausch & Lomb                                                     89              5,535
Baxter Intl                                                      494             38,409
Beckman Coulter                                                   98              6,529
Becton, Dickinson & Co                                           389              9,822
Bio-Technology General                                           208(b)           2,132
Biogen                                                           234(b)          12,402
Biomatrix                                                         88(b)           1,832
Biomet                                                           175              7,831
Block Drug Cl A                                                   54              2,167
Boston Scientific                                                643(b)          10,650
Bristol-Myers Squibb                                           3,334            165,449
Caliper Technologies                                              61(b)           3,355
Carter-Wallace                                                   113              2,415
Celgene                                                          189(b)           9,816
Cell Pathways                                                    111(b)           2,886
Cephalon                                                         133(b)           5,362
Chiron                                                           281(b)          11,767
Coherent                                                          63(b)           3,772
Conmed                                                            78(b)           1,043
COR Therapeutics                                                  63(b)           5,072
Corixa                                                            78(b)           2,662
Cubist Pharmaceuticals                                            88(b)           3,971
CV Therapeutics                                                   88(b)           5,115
CYTOGEN                                                          242(b)           1,543
Datascope                                                         52              1,963
DENTSPLY Intl                                                    292              9,873
Diversa                                                           12(b)             432
Dura Pharmaceuticals                                             155(b)           3,507
Enzo Biochem                                                      80(b)           4,265
ENZON                                                             70(b)           3,133
Forest Laboratories                                              130(b)          13,910
Genentech                                                        130(b)          19,776
Genzyme (General Division)                                       130(b)           9,027
Gilead Sciences                                                   65(b)           4,818
Guidant                                                          518(b)          29,202
Haemonetics                                                      108(b)           2,471
Human Genome Sciences                                             93(b)          11,236
ICN Pharmaceuticals                                              165              3,929
ICOS                                                              91(b)           4,152
IDEC Pharmaceuticals                                              64(b)           7,860
IDEXX Laboratories                                               136(b)           3,298
IGEN Intl                                                         77(b)           1,453
ImClone Systems                                                   86(b)           6,289
Immunex                                                          824(b)          41,767
Immunomedics                                                     166(b)           2,843
Incyte Genomics                                                   54(b)           4,094
Inhale Therapeutic Systems                                        73(b)           5,927
Invacare                                                          90              2,081
Invitrogen                                                        76(b)           4,769
IVAX                                                             249(b)          12,263
Johnson & Johnson                                              2,373            220,836
Jones Pharma                                                     106              3,465
King Pharmaceuticals                                             163(b)           4,910
Laboratory Corp America Holdings                                  36(b)           3,544
Lexicon Genetics                                                 113(b)           3,857
Lilly (Eli)                                                    1,927            200,166
Mallinckrodt                                                     110              5,033
Maxygen                                                           69(b)           4,278
Medarex                                                           65(b)           4,737
Medicis Pharmaceutical Cl A                                       87(b)           4,894
MedImmune                                                        324(b)          19,278
Medtronic                                                      2,007            102,482
Mentor                                                            84              1,512
Merck & Co                                                     3,967            284,383
Millennium Pharmaceuticals                                       140(b)          13,475
MiniMed                                                           48(b)           6,051
Mylan Laboratories                                               201              4,271
Myriad Genetics                                                   39(b)           5,180
Nanogen                                                           75(b)           1,988
PE Corp-PE Biosystems Group                                      356             31,039
Pfizer                                                        10,738            463,075
Pharmacia                                                      2,124            116,288
Pharmacopeia                                                      63(b)           2,524
Pharmacyclics                                                     57(b)           2,679
Priority Healthcare Cl B                                          81(b)           4,344
Protein Design Labs                                               30(b)           3,636
Quest Diagnostics                                                 84(b)           8,479
ResMed                                                           146(b)           4,052
SangStat Medical                                                  83(b)           1,556
Schering-Plough                                                2,469            106,630
Sepracor                                                         125(b)          13,219
Sequenom                                                          61(b)           1,727
SICOR                                                            444(b)           4,190
St. Jude Medical                                                 132(b)           5,445
STERIS                                                           166(b)           1,494
Stryker                                                          302             12,967
Summit Technology                                                127(b)           2,381
SuperGen                                                          82(b)           2,274
Sybron Intl                                                      161(b)           3,351
Tanox                                                            122(b)           5,856
Techne                                                            62(b)           6,192
Transkaryotic Therapies                                           44(b)           1,166
Triangle Pharmaceuticals                                         121(b)           1,097
United Therapeutics                                               36(b)           3,528
Vertex Pharmaceuticals                                            65(b)           6,366
VISX                                                             248(b)           6,247
Watson Pharmaceuticals                                           149(b)           8,232
Wesley Jessen VisionCare                                          64(b)           2,368
Total                                                                         2,669,556

Health care services (1.2%)
Abgenix                                                          136(b)           6,817
Aetna                                                            219             12,155
Allscripts                                                       105(b)           2,244
AmeriSource Health Cl A                                          330(b)          11,529
Apria Healthcare Group                                           158(b)           2,360
Aurora Biosciences                                                77(b)           6,199
Bergen Brunswig Cl A                                             836              7,315
Beverly Enterprises                                              516(b)           1,774
BioMarin Pharmaceutical                                          125(b)           2,344
Cardinal Health                                                  473             34,765
Caremark Rx                                                    1,239(b)          10,454
Celera Genomics                                                   80(b)           6,950
Covance                                                          206(b)           2,343
Cytyc                                                            132(b)           6,336
Eclipsys                                                         132(b)           1,485
Exelixis                                                         126(b)           4,907
Express Scripts Cl A                                              60(b)           3,855
First Health Group                                               270(b)           8,269
Foundation Health Systems Cl A                                   376(b)           5,476
Gene Logic                                                        68(b)           1,326
Gentiva Health Services                                           48(b)             381
HCA-The Healthcare Co                                            877             29,817
Health Management Associates Cl A                                394(b)           6,181
HEALTHSOUTH                                                      645(b)           3,830
Hillenbrand Inds                                                 103              3,296
Humana                                                           909(b)           6,647
Hyseq                                                             38(b)           1,228
IMS Health                                                       486              8,778
Lincare Holdings                                                 144(b)           3,852
Manor Care                                                       517(b)           5,105
McKesson HBOC                                                    437             10,625
Medical Manager                                                  183(b)           5,913
MedicaLogic/Medscape                                             126(b)             780
Neoforma.com                                                     100(b)             425
Omnicare                                                         278              2,693
Orthodontic Centers of America                                   125(b)           3,234
Oxford Health Plans                                              190(b)           4,548
PacifiCare Health Systems                                         71(b)           4,615
Patterson Dental                                                 336(b)           8,904
PSS World Medical                                                296(b)           1,776
Quintiles Transnational                                          547(b)           8,581
Quorum Health Group                                              305(b)           3,298
Renal Care Group                                                 105(b)           2,435
Service Corp Intl                                              1,466              3,757
Stewart Enterprises Cl A                                         398                871
Tenet Healthcare                                                 483(b)          14,701
Trigon Healthcare                                                103(b)           5,459
UnitedHealth Group                                               270             22,089
Universal Health Services Cl B                                    82(b)           5,525
US Oncology                                                      237(b)           1,185
Wellpoint Health Networks                                        102(b)           8,893
Total                                                                           328,325

Household products (1.4%)
Alberto-Culver Cl B                                              171              5,194
Avon Products                                                    405             16,073
Boyds Collection                                                 158(b)           1,422
Clorox                                                           367             15,162
Colgate-Palmolive                                                963             53,626
Dial                                                             261              3,311
Energizer Holdings                                               167(b)           4,029
Estee Lauder Cl A                                                192              8,448
Gillette                                                       1,774             51,779
Intl Flavors/Fragrances                                          165              4,414
Kimberly-Clark                                                   909             52,211
Libbey                                                            70              2,183
Newell Rubbermaid                                                438             11,799
Nu Skin Enterprises Cl A                                          37(b)             213
Playtex Products                                                 523(b)           6,341
Procter & Gamble                                               2,211            125,750
Scotts Cl A                                                       52(b)           1,697
ServiceMaster                                                    485              4,517
Tupperware                                                       387              7,522
Valence Technology                                               164(b)           2,450
Viad                                                             151              3,935
Water Pik Technologies                                            14(b)             101
Yankee Candle                                                    115(b)           2,401
Total                                                                           384,578

Industrial equipment & services (0.7%)
AGCO                                                             173              2,227
AMETEK                                                           107              2,227
Applied Power Cl A                                               177              7,003
Astec Inds                                                        78(b)           1,519
Asyst Technologies                                                64(b)           1,544
Blyth Inds                                                       117              3,400
Caterpillar                                                      553             18,836
Cintas                                                           258             10,884
Cooper Inds                                                      147              4,713
Deere & Co                                                       363             13,997
Donaldson                                                        197              3,780
Fastenal                                                          73              4,508
Flowserve                                                        127              1,969
Frontline Capital Group                                          103(b)           2,002
G & K Services Cl A                                               49              1,473
Graco                                                             61              2,074
Harsco                                                            75              2,175
IDEX                                                              75              2,475
Illinois Tool Works                                              510             29,197
Ingersoll-Rand                                                   257             10,087
JLG Inds                                                         146              1,487
Kaydon                                                            80              1,675
Kennametal                                                        72              1,796
Lincoln Electric Holdings                                         97              1,467
Manitowoc                                                         66              1,625
Milacron                                                         113              1,624
Minerals Technologies                                             43              2,061
Modine Mfg                                                        86              2,322
NACCO Inds Cl A                                                   31              1,126
Nordson                                                           44              2,486
Ogden                                                            213(b)           2,623
Parker-Hannifin                                                  169              6,010
Regal Beloit                                                      97              1,564
Roper Inds                                                        59              1,630
Tecumseh Products Cl A                                            45              1,598
Teleflex                                                          65              2,356
Terex                                                             67(b)           1,106
Thermo Electron                                                  418(b)           8,682
Timken                                                           114              2,031
Toro                                                              54              1,627
Trinity Inds                                                      71              1,367
UCAR Intl                                                         93(b)           1,308
UNOVA                                                            157(b)           1,246
Wabtec                                                           121              1,218
WESCO Intl                                                       146(b)           1,351
Total                                                                           179,476

Insurance (3.7%)
AFLAC                                                            413             21,450
Alfa                                                             132              2,409
Alleghany                                                         27              4,782
Allstate                                                       1,326             36,548
Ambac Financial Group                                            109              7,024
American General                                                 387             25,808
American Intl Group                                            3,942            345,663
American Natl Insurance                                           78              4,821
AmerUs Life Holdings Cl A                                         89              2,036
Aon                                                              398             14,328
AXA Financial                                                    697             26,660
Berkley (WR)                                                      90              2,183
Berkshire Hathaway Cl A                                            2(b)         110,199
Berkshire Hathaway Cl B                                           18(b)          32,850
Blanch (EW) Holdings                                              34                963
Brown & Brown                                                     60              2,880
Chubb                                                            274             20,276
CIGNA                                                            310             30,961
Cincinnati Financial                                             257              9,702
CNA Financial                                                    286(b)          11,029
Commerce Group                                                    92              2,553
Conseco                                                          594              4,678
Crawford Cl B                                                    167              2,077
Enhance Financial Services Group                                 113              1,787
Erie Indemnity Cl A                                              103              3,283
Fidelity Natl Financial                                          133              2,352
First American                                                   163              2,537
Gallagher (Arthur J)                                              78              3,827
Great American Financial Resources                               106              1,855
Hartford Financial Services Group                                351             22,552
HCC Insurance Holdings                                           133              2,727
Hooper Holmes                                                    154              1,887
Horace Mann Educators                                             78              1,087
HSB Group                                                         59              2,095
Jefferson-Pilot                                                  164             10,004
John Hancock Financial Services                                  522(b)          12,332
Leucadia Natl                                                     95              2,535
Liberty                                                           44              1,603
Liberty Financial Companies                                       97              2,134
Lincoln Natl                                                     309             13,480
Loews                                                            167             10,479
Markel                                                            12(b)           1,856
Marsh & McLennan                                                 441             53,801
MBIA                                                             155              8,632
Medical Assurance                                                 84(b)           1,008
Mercury General                                                  277              7,237
MetLife                                                          343(b)           7,203
MONY Group                                                        80              2,860
Nationwide Financial Services Cl A                                62              2,279
Ohio Casualty                                                    131              1,165
Old Republic Intl                                                253              5,645
PMI Group                                                        181             11,335
Progressive Corp                                                 113              7,599
Protective Life                                                  192              5,208
Reinsurance Group of America                                      89              2,831
ReliaStar Financial                                              134              7,127
SAFECO                                                           204              4,705
St. Paul Companies                                               352             15,642
StanCorp Financial Group                                          93              3,209
Torchmark                                                        207              5,149
Transatlantic Holdings                                            54              4,587
UICI                                                              86(b)             688
Unitrin                                                          113              3,192
UnumProvident                                                    371              8,533
White Mountains Insurance Group                                   16              2,512
Total                                                                           994,439

Leisure time & entertainment (2.2%)
ANC Rental                                                        91(b)             620
Anchor Gaming                                                     34(b)           1,842
Aztar                                                            184(b)           2,806
Bally Total Fitness Holdings                                      83(b)           1,805
Boyd Gaming                                                      110(b)             488
Brunswick                                                        186              3,499
Callaway Golf                                                    165              2,073
Carnival Cl A                                                    954             17,828
Cedar Fair LP                                                    198(d)           3,527
Disney (Walt)                                                  3,479            134,594
Dover Downs Entertainment                                        139              1,599
Gaylord Entertainment                                             67              1,662
GTECH Holdings                                                    96(b)           1,962
Handleman                                                        142(b)           1,855
Harley-Davidson                                                  474             21,271
Harrah's Entertainment                                           199(b)           4,987
Hasbro                                                           303              3,447
Intl Game Technology                                             140(b)           4,156
Intl Speedway Cl A                                                82              2,609
Mandalay Resort Group                                            361(b)           8,822
Mattel                                                           653              7,224
Metro-Goldwyn-Mayer                                              339(b)           8,496
Pinnacle Entertainment                                           118(b)           2,308
Polaris Inds                                                      59              1,785
Royal Caribbean Cruises                                          263              5,227
SFX Entertainment Cl A                                            96(b)           4,416
Six Flags                                                        252(b)           3,827
Speedway Motorsports                                              98(b)           2,254
SportsLine.com                                                    77(b)           1,213
Station Casinos                                                  118(b)           1,519
Time Warner                                                    2,245            172,163
Vail Resorts                                                      98(b)           1,740
Viacom Cl B                                                    2,569(b)         170,357
Total                                                                           603,981

Media (2.4%)
4 Kids Entertainment                                              34(b)             646
ACTV                                                             131(b)           1,957
Adelphia Communications Cl A                                     178(b)           6,275
American Greetings Cl A                                          189              3,213
AMFM                                                             358(b)          25,574
Banta                                                             85              1,642
Belo (AH) Cl A                                                   184              3,554
BHC Communications Cl A                                           35              5,211
Cablevision Systems Cl A                                         202(b)          13,294
Catalina Marketing                                                29(b)           3,121
Central Newspapers Cl A                                          122              7,808
Charter Communications Cl A                                      528(b)           6,963
Chris-Craft Inds                                                  53(b)           3,544
Circle.com                                                        38(b)             119
Citadel Communications                                           182(b)           5,449
Clear Channel Communications                                     569(b)          43,350
Comcast Special Cl A                                           1,516(b)          51,567
Cox Communications Cl A                                          948(b)          35,016
Cox Radio Cl A                                                    99(b)           2,388
Deluxe                                                           118              2,537
Donnelley (RH)                                                   109(b)           2,187
Donnelley (RR) & Sons                                            198              4,406
DoubleClick                                                      190(b)           6,828
Dow Jones                                                        141              9,297
Dun & Bradstreet                                                 250              7,391
Emmis Communications Cl A                                         92(b)           3,318
Entercom Communications Cl A                                     108(b)           4,192
Fox Entertainment Group Cl A                                     281(b)           8,606
Gannett                                                          435             23,435
Gartner Group Cl B                                               468(b)           5,177
Getty Images                                                      98(b)           3,546
Grey Global Group                                                  5              3,064
Harcourt General                                                 111              6,126
Harland (John H)                                                 105              1,404
Harte-Hanks                                                      341              8,632
Hearst-Argyle Television Cl A                                    253(b)           4,823
Hispanic Broadcasting                                            160(b)           6,090
Hollinger Intl Cl A                                              194              3,153
Houghton Mifflin                                                 112              5,306
Infinity Broadcasting Cl A                                       588(b)          20,726
Insight Communications                                           254(b)           3,112
Interpublic Group of Companies                                   515             20,631
Journal Register                                                 147(b)           2,573
Knight-Ridder                                                    126              6,568
Lamar Advertising                                                111(b)           5,064
Lee Enterprises                                                  258              6,837
Macrovision                                                       86(b)           6,493
McClatchy Cl A                                                   215              7,297
McGraw-Hill Companies                                            306             18,188
Media General Cl A                                                52              2,600
Meredith                                                         151              4,804
New York Times Cl A                                              271             11,162
Omnicom Group                                                    276             23,459
On Command                                                       113(b)           1,384
Paxson Communications Cl A                                       168(b)           1,743
Pegasus Communications                                            92(b)           3,887
Pixar                                                            223(b)           7,457
Playboy Enterprises Cl B                                          86(b)           1,037
PRIMEDIA                                                         226(b)           4,605
Radio One Cl A                                                    44(b)           1,026
Reader's Digest Assn Cl A                                        167              6,315
Scholastic                                                        42(b)           2,683
Scripps (EW) Cl A                                                122              6,024
Sinclair Broadcast Group Cl A                                    190(b)           2,078
Sirius Satellite Radio                                            74(b)           2,840
Snyder Communications                                            153(b)           3,863
TMP Worldwide                                                    153(b)          11,016
Tribune                                                          601             19,533
True North Communications                                         74              3,612
United Television                                                 18              2,430
UnitedGlobalCom Cl A                                             126(b)           6,182
Univision Communications Cl A                                    158(b)          19,631
USA Networks                                                     422(b)           8,888
Valassis Communications                                          261(b)           8,776
ValueVision Intl Cl A                                             71(b)           1,105
Washington Post Cl B                                              16              7,680
Westwood One                                                     166(b)           4,617
Wiley (John) & Sons Cl A                                         120              2,625
Wink Communications                                               90(b)           2,205
Young & Rubicam                                                  109              6,159
Young Broadcasting Cl A                                           42(b)           1,420
Ziff-Davis                                                       161(b)           2,304
Zomax                                                            114(b)           1,974
Total                                                                           634,822

Metals (0.4%)
AK Steel Holdings                                                257              2,586
Alcoa                                                          1,424             43,077
Allegheny Technologies                                           148              3,062
Avery Dennison                                                   177              9,602
Battle Mountain Gold                                              89(b)             161
Bethlehem Steel                                                  317(b)           1,466
Carpenter Technology                                              86              2,634
Cleveland-Cliffs                                                   8                199
Commercial Metals                                                 31                911
FreeMarkets                                                       50(b)           2,403
Freeport-McMoRan Copper & Gold Cl B                              276(b)           2,484
Homestake Mining                                                 494              2,686
Kaiser Aluminum                                                  286(b)           1,233
LTV                                                              471              1,148
Meridian Gold                                                    294(b,c)         1,746
Mueller Inds                                                     110(b)           3,197
Newmont Mining                                                   260              4,615
Nucor                                                            136              5,134
Phelps Dodge                                                     170              6,917
Pittston Brink's Group                                           103              1,236
Reliance Steel & Aluminum                                         99              2,079
Ryerson Tull                                                      89                784
Steel Dynamics                                                   134(b)           1,516
Stillwater Mining                                                 85(b)           2,231
USX-U.S. Steel Group                                             137              2,457
Worthington Inds                                                 255              2,693
Total                                                                           108,257

Miscellaneous (1.8%)
24/7 Media                                                        49(b)             600
ABM Inds                                                          80              2,080
AGENCY.COM                                                        96(b)           2,070
ArvinMeritor                                                     198              3,094
Aviva Petroleum                                               11,960(b)           3,797
Bluestone Software                                                70(b)           1,549
CacheFlow                                                         52(b)           3,536
Capstone Turbine                                                 125(b)           6,876
Champion Enterprises                                             246(b)           1,338
Choice One Communications                                        112(b)           3,164
Cobalt Networks                                                  152(b)           6,935
Convergys                                                        237(b)          10,679
Crossroads Systems                                               132(b)             602
Cumulus Media Cl A                                                68(b)             663
CuraGen                                                           88(b)           3,053
Digex                                                             39(b)           2,459
DigitalThink                                                      70(b)           3,465
Dobson Communications Cl A                                       311(b)           6,803
Edwards Lifesciences                                             356(b)           7,764
eLoyalty                                                         121(b)           1,796
Federal Signal                                                   104              2,067
FirePond                                                          53(b)           1,113
Galileo Intl                                                     267              5,140
Inet Technologies                                                 70(b)           3,290
Interdigital Communications                                      228(b)           4,104
Internap Network Services                                        200(b)           6,822
Intersil Holding                                                  92(b)           5,273
InterTrust Technologies                                          360(b)           5,243
Intraware                                                         67(b)             544
JNI                                                               50(b)           2,134
John Nuveen Cl A                                                  54              2,413
Lante                                                             84(b)           1,591
Marimba                                                           65(b)           1,166
MCK Communications                                                 4(b)              73
Mediaplex                                                        105(b)             952
MetaSolv Software                                                 69(b)           3,252
MyPoints.com                                                     150(b)           2,119
NaviSite                                                          88(b)           3,570
Numerical Technologies                                           159(b)           7,412
Optical Cable                                                     92(b)           2,450
Packeteer                                                         63(b)           2,426
Philadelphia Suburban                                             91              2,019
Quintus                                                           85(b)           1,009
Retek                                                            231(b)           7,103
SCG Holding                                                      233(b)           5,155
Software Technologies                                            172(b)           4,580
Standard & Poor's Depositary Receipts                          1,884            269,293
StarMedia Network                                                150(b)           2,269
Stilwell Financial                                               344(b)          15,157
Tenneco Automotive                                                53                311
Terayon Communication Systems                                     98(b)           4,998
The Corporate Executive Board Co                                  51(b)           3,264
Titan Pharmaceuticals                                            123(b)           4,190
TiVo                                                              68(b)           1,505
Trimeris                                                          77(b)           4,399
Triton PCS Holdings Cl A                                          90(b)           4,517
Tularik                                                          101(b)           2,689
Vicinity                                                         103(b)           2,047
ViroPharma                                                        41(b)             738
West Pharmaceutical Services                                      54              1,114
WorldGate Communications                                          87(b)           2,088
Xpedior                                                          169(b)           2,208
Total                                                                           476,130

Multi-industry conglomerates (4.6%)
ACNielsen                                                        294(b)           7,203
Agribrands Intl                                                   41(b)           1,538
Apollo Group Cl A                                                178(b)           6,530
Baldor Electric                                                  107              1,966
Bell & Howell                                                     61(b)           1,251
Brady Cl A                                                        66              2,009
CDI                                                               71(b)           1,411
Cendant                                                        1,120(b)          14,350
Century Business Services                                        188(b)             388
ChoicePoint                                                      109(b)           4,741
Corinthian Colleges                                              227(b)           7,654
Crane                                                            261              5,742
Danaher                                                          221             11,257
DeVry                                                            353(b)          11,958
Diebold                                                          215              6,087
Dover                                                            324             14,843
Eastman Kodak                                                    536             29,412
Electronics for Imaging                                          324(b)           7,067
Emerson Electric                                                 724             44,208
F.Y.I.                                                            60(b)           2,198
Fisher Scientific Intl                                            76(b)           1,891
General Electric                                              16,877            868,110
Grainger (WW)                                                    145              4,604
HotJobs.com                                                       75(b)           1,317
Hubbell Cl B                                                     207              4,994
Imation                                                          110(b)           2,668
ITT Educational Services                                         110(b)           2,090
ITT Inds                                                         137              4,504
Kelly Services Cl A                                               72              1,670
Korn/Ferry Intl                                                   91(b)           3,060
Lancaster Colony                                                 109              2,562
Lason                                                             57(b)             107
Mail-Well                                                        153(b)           1,081
Manpower                                                         119              4,604
Mark IV Inds                                                     104              2,288
MemberWorks                                                       60(b)           1,965
Minnesota Mining & Mfg                                           660             59,440
Modis Professional Services                                      541(b)           4,125
Natl Service Inds                                                 64              1,308
NCO Group                                                         42(b)           1,040
Pentair                                                           75              2,297
Polaroid                                                          96              1,740
Pre-Paid Legal Services                                           56(b)           1,712
Robert Half Intl                                                 284(b)           9,763
Ruddick                                                          125              1,328
Spherion                                                         129(b)           2,467
Student Advantage                                                158(b)           1,343
Sylvan Learning Systems                                          123(b)           1,391
Symyx Technologies                                                88(b)           3,724
Teledyne Technologies                                             42(b)             837
Textron                                                          233             13,296
Triarc Companies                                                 102(b)           2,225
U.S. Inds                                                        140              1,838
United Dominion Inds                                              94              1,545
Wesco Financial                                                   18              4,068
Xerox                                                          1,031             15,335
YORK Intl                                                         79              2,197
Zebra Technologies Cl A                                          137(b)           6,996
Total                                                                         1,229,343

Paper & packaging (0.5%)
AptarGroup                                                        77              1,920
Ball                                                              86              2,983
Bemis                                                             89              3,059
Boise Cascade                                                    197              5,442
Bowater                                                           80              3,940
Caraustar Inds                                                    82              1,107
Chesapeake                                                        69              1,807
Consolidated Papers                                              141              5,517
Crown Cork & Seal                                                190              2,648
Fort James                                                       344             10,514
Glatfelter (PH)                                                  134              1,357
Greif Bros Cl A                                                  144              3,654
Intl Paper                                                       929             31,586
Longview Fibre                                                    65                780
Mead                                                             159              4,035
Owens-Illinois                                                   242(b)           3,222
Packaging Corp of America                                        537(b)           6,108
Pactiv                                                           356(b)           3,293
Rayonier                                                          90              3,662
Sealed Air                                                       130(b)           6,549
Smurfit-Stone Container                                          337(b)           4,191
Sonoco Products                                                  158              2,972
Wausau-Mosinee Paper                                             174              1,577
Westvaco                                                         156              4,280
Willamette Inds                                                  173              5,244
Total                                                                           121,447

Real estate investment trust (0.8%)
AMB Property                                                     135              3,223
Archstone Communities Trust                                      217              5,628
AvalonBay Communities                                            101              4,760
Bradley Real Estate                                              113              2,430
Brandywine Realty Trust                                          122              2,676
BRE Properties Cl A                                               86              2,790
Cabot Industrial Trust                                           105              2,153
Camden Property Trust                                             76              2,375
CBL & Associates Properties                                       87              2,175
CenterPoint Properties                                            61              2,593
Chateau Communities                                               79              2,227
Chelsea GCA Realty                                                68              2,465
Colonial Properties Trust                                         80              2,215
Cousins Properties                                                62              2,705
Crescent Real Estate Equities                                    186              4,104
Developers Diversified Realty                                    144              2,268
Duke-Weeks Realty                                                182              4,459
Equity Office Properties Trust                                   512             15,615
Equity Residential Properties Trust                              197              9,824
Essex Property Trust                                              61              3,004
FelCor Lodging Trust                                             129              2,822
First Industrial Realty Trust                                     84              2,688
Gables Residential Trust                                          83              2,257
General Growth Properties                                        105              3,557
Health Care                                                      103              1,854
Health Care Property Investors                                   153              4,552
Healthcare Realty Trust                                          110              2,186
Highwoods Properties                                              96              2,592
Home Properties of New York                                       73              2,240
Hospitality Properties Trust                                      90              2,228
Host Marriott                                                    355              3,949
HRPT Properties Trust                                            205              1,345
JDN Realty                                                       106              1,113
Kilroy Realty                                                    104              2,756
Kimco Realty                                                      94              3,878
Koger Equity                                                     131              2,219
Macerich                                                          99              2,370
Manufactured Home Communities                                     88              2,112
Meditrust                                                        250                625
MeriStar Hospitality                                             130              2,884
Mid-America Apartment Communities                                 87              2,061
Mills                                                             74              1,351
Nationwide Health Properties                                     120              1,890
New Plan Excel Realty Trust                                      138              2,130
Pacific Gulf Properties                                           98              2,499
Pinnacle Holdings                                                105(b)           5,899
Post Properties                                                   89              4,127
Prentiss Properties Trust                                         95              2,387
Prison Realty Trust                                              190(b)             523
ProLogis Trust                                                   251              5,850
PS Business Parks                                                 88              2,244
Public Storage                                                   201              5,151
Realty Income                                                     89              2,158
Reckson Associates Realty                                        104              2,730
Regency Realty                                                   103              2,472
Rouse                                                            221              5,759
Shurgard Storage Centers Cl A                                     84              2,006
Simon Property Group                                             265              6,922
SL Green Realty                                                  104              3,088
Smith (Charles E) Residential Realty                              59              2,607
Spieker Properties                                                99              5,117
Storage USA                                                       72              2,192
Summit Properties                                                108              2,579
Sun Communities                                                   63              1,992
Taubman Centers                                                  182              2,048
United Dominion Realty Trust                                     186              2,139
Urban Shopping Centers                                            76              2,518
Vornado Realty Trust                                             134              5,243
Washington Real Estate Investment Trust                          130              2,568
Weingarten Realty Investors                                       53              2,193
Westfield America                                                145              2,202
Total                                                                           224,561

Restaurants & lodging (0.7%)
21st Century Insurance Group                                      25                363
Applebee's Intl                                                   61              1,353
Bob Evans Farms                                                  130              2,080
Boca Resorts Cl A                                                199(b)           1,915
Brinker Intl                                                     158(b)           4,513
CBRL Group                                                       144              1,710
CEC Entertainment                                                 63(b)           1,756
Cheesecake Factory (The)                                         112(b)           3,395
Choice Hotels Intl                                               139(b)           1,303
Darden Restaurants                                               205              3,344
Extended Stay America                                            260(b)           3,575
Hilton Hotels                                                    788              8,077
Jack in the Box                                                   77(b)           1,651
Marriott Intl Cl A                                               387             15,480
McDonald's                                                     2,298             72,386
MGM Grand                                                        194              6,972
Outback Steakhouse                                               117(b)           2,684
Papa John's Intl                                                  47(b)           1,119
Park Place Entertainment                                         470(b)           5,904
Ruby Tuesday                                                     210              2,586
Sodexho Marriott Services                                        114              1,931
Sonic                                                             64(b)           1,948
Starbucks                                                        283(b)          10,613
Starwood Hotels & Resorts Worldwide                              277              9,453
Tricorn Global Restaurants                                       239(b)           5,781
Wendy's Intl                                                     189              3,201
Wyndham Intl Cl A                                                727(b)           1,545
Total                                                                           176,638

Retail (5.2%)
7-Eleven                                                         183(b)           2,299
99 Cents Only Stores                                              90(b)           3,876
Albertson's                                                      654             19,743
Amazon.com                                                       589(b)          17,744
American Eagle Outfitters                                        234(b)           3,481
AnnTaylor Stores                                                  52(b)           1,469
AutoNation                                                       729(b)           5,057
AutoZone                                                         231(b)           5,284
Barnes & Noble                                                   279(b)           5,650
barnesandnoble.com Cl A                                          105(b)             538
bebe stores                                                      102(b)           1,014
Bed Bath & Beyond                                                217(b)           7,988
Best Buy                                                         317(b)          23,062
Bindley Western Inds                                             153              4,026
BJ's Wholesale Club                                              115(b)           3,443
Borders Group                                                    155(b)           1,996
BUY.COM                                                          368(b)           1,541
Casey's General Stores                                           158              1,866
CDnow                                                            145(b)             430
CDW Computer Centers                                             134(b)           6,457
Charming Shoppes                                                 390(b)           2,194
Children's Place Retail Stores                                    76(b)           1,957
Circuit City Stores-Circuit City Group                           312              7,157
Claire's Stores                                                  125              2,109
Consolidated Stores                                              263(b)           3,140
Costco Wholesale                                                 747(b)          24,324
CVS                                                              609             24,017
Delhaize America Cl B                                            246              4,090
Dillard's Cl A                                                   429              5,872
Dollar General                                                   436              8,012
Dollar Tree Stores                                               144(b)           6,129
drugstore.com                                                     66(b)             326
eBay                                                             434(b)          21,700
eToys                                                            179(b)             856
Expedia Cl A                                                      86(b)           1,473
Family Dollar Stores                                             269              4,539
Federated Dept Stores                                            324(b)           7,796
Footstar                                                          62(b)           1,953
Fossil                                                            73(b)           1,332
Gap                                                            1,393             49,886
GoTo.com                                                         276(b)           4,451
Great Atlantic & Pacific Tea                                      67                963
Hannaford Bros                                                    66              5,214
Hanover Direct                                                   889(b)             889
Haverty Furniture Companies                                       78                902
Hollywood Entertainment                                          150(b)           1,369
Home Depot                                                     3,947            204,256
Home Grocer.com                                                  290(b)           1,568
Intimate Brands                                                  774             13,497
K mart                                                           768(b)           5,376
Kohl's                                                           556(b)          31,553
Kroger                                                         1,416(b)          29,294
Lands' End                                                       147(b)           5,503
Limited                                                          666             13,611
Linens `N Things                                                  66(b)           1,976
Longs Drug Stores                                                 76              1,539
Lowe's Companies                                                 643             27,127
May Dept Stores                                                  520             12,350
Men's Wearhouse                                                   94(b)           2,438
Michaels Stores                                                   62(b)           2,685
MP3.com                                                          106(b)           1,047
NBTY                                                             271(b)           1,728
Neiman Marcus Group Cl A                                         155(b)           5,115
Nordstrom                                                        218              3,815
Office Depot                                                     583(b)           3,644
OfficeMax                                                        432(b)           1,701
Pacific Sunwear of California                                     72(b)           1,089
Payless ShoeSource                                               158(b)           8,157
Penney (JC)                                                      410              6,611
Pep Boys - Manny, Moe & Jack                                       1                  6
Perrigo                                                          260(b)           1,755
Pier 1 Imports                                                   337              4,023
priceline.com                                                    287(b)           6,780
PurchasePro.com                                                   55(b)           2,145
RadioShack                                                       300             16,913
Regis                                                            117              1,536
Rent-A-Center                                                    112(b)           3,080
Rite Aid                                                       1,124              4,847
Ross Stores                                                      424              6,519
Russ Berrie                                                      101              1,982
Safeway                                                          855(b)          38,528
Saks                                                             374(b)           3,787
SciQuest.com                                                      82(b)             802
Sears, Roebuck                                                   591             17,656
ShopKo Stores                                                     78(b)           1,126
Sotheby's Holdings Cl A                                          141              2,644
Spiegel Cl A                                                     833              5,831
Stamps.com                                                       196(b)             980
Staples                                                          723(b)           9,986
Sunglass Hut Intl                                                171(b)           1,240
Talbots                                                           58              2,929
Target                                                         1,556             45,123
Tiffany                                                          218              7,467
TJX Companies                                                    494              8,275
Too                                                               60(b)           1,346
Toys "R" Us                                                      385(b)           6,353
Trans World Entertainment                                        170(b)           2,051
Tuesday Morning                                                   88(b)             855
United Stationers                                                 90(b)           2,621
Value City Dept Stores                                           129(b)           1,129
Venator Group                                                    267(b)           3,771
Wal-Mart Stores                                                7,613            418,238
Walgreen                                                       1,691             52,737
Weis Markets                                                      65              2,275
Whole Foods Market                                                62(b)           2,771
Wild Oats Markets                                                 75(b)             759
Williams-Sonoma                                                  261(b)          10,114
Winn-Dixie Stores                                                231              3,306
Zale                                                              90(b)           3,364
Total                                                                         1,402,944

Textiles & apparel (0.3%)
Abercrombie & Fitch                                              265(b)           4,257
Burlington Coat Factory Warehouse                                  4                 47
Guess?                                                           174(b)           2,371
Jones Apparel Group                                              190(b)           4,346
Kellwood                                                          96              2,148
Kenneth Cole Productions Cl A                                     84(b)           3,628
Liz Claiborne                                                     95              3,705
Nautica Enterprises                                              139(b)           1,512
Nike Cl B                                                        437             19,118
Oakley                                                           317(b)           4,596
Polo Ralph Lauren Cl A                                           114(b)           1,845
Reebok Intl                                                      224(b)           3,780
Russell                                                          135              2,658
Shaw Inds                                                        214              2,742
Springs Inds Cl A                                                 60              1,935
Timberland Cl A                                                  104(b)           3,413
Unifi                                                            175(b)           1,980
VF                                                               185              4,070
Warnaco Group                                                    121                499
WestPoint Stevens                                                100              1,200
Total                                                                            69,850

Transportation (0.5%)
AMERCO                                                            73(b)           1,442
American Freightways                                             108(b)           1,873
Atlas Air                                                         99(b)           4,393
Burlington Northern Santa Fe                                     723             17,668
C.H. Robinson Worldwide                                           72              4,591
CNF Transportation                                                96              2,442
CSX                                                              338              8,387
EGL                                                               66(b)           1,893
Expeditors Intl of Washington                                     78              3,920
FedEx                                                            462(b)          18,306
Florida East Coast Inds                                           59              2,478
Fritz Companies                                                   51(b)             759
GATX                                                             118              4,713
Hunt (JB) Transport Services                                     147              2,177
Norfolk Southern                                                 592             11,026
Rollins Truck Leasing                                            205              1,461
Ryder System                                                     245              5,114
Swift Transportation                                             163(b)           2,639
Union Pacific                                                    385             16,627
United Parcel Service Cl B                                       168              9,870
USFreightways                                                     55              1,526
Werner Enterprises                                               114              1,653
Wisconsin Central Transportation                                 152(b)           1,929
XTRA                                                              49(b)           1,966
Yellow Corp                                                      119(b)           1,911
Total                                                                           130,764

Utilities -- electric (1.9%)
AES                                                              736(b)          39,329
Allegheny Energy                                                 179              5,616
Alliant Energy                                                   122              3,210
Ameren                                                           213              7,708
American Electric Power                                          499             16,372
American Water Works                                             150              3,638
Avista                                                           115              2,156
Calpine                                                          218(b)          15,532
CH Energy Group                                                   52              1,697
Cinergy                                                          247              6,422
Citizens Communications                                          405              6,784
Cleco                                                             62              2,286
CMP Group                                                         75              2,184
CMS Energy                                                       184              4,704
Conectiv                                                         392              6,493
Consolidated Edison                                              344             10,428
Constellation Energy Group                                       233              7,762
CP&L Energy                                                      248              8,293
Dominion Resources                                               384             17,447
DPL                                                              247              5,959
DQE                                                              117              4,336
DTE Energy                                                       226              7,091
Duke Energy                                                      615             37,937
Edison Intl                                                      540             10,631
Energy East                                                      178              3,360
Entergy                                                          384             10,416
Florida Progress                                                 153              7,497
FPL Group                                                        279             13,462
GPU                                                              195              5,168
Hawaiian Electric Inds                                            58              1,842
Idacorp                                                           67              2,479
IPALCO Enterprises                                               329              7,444
Kansas City Power & Light                                        284              6,781
LG&E Energy                                                      202              4,899
MDU Resources Group                                               84              1,953
Minnesota Power                                                  325              6,927
Montana Power                                                    171              4,948
New Century Energies                                             179              6,120
Niagara Mohawk Holdings                                          291(b)           3,874
NiSource                                                         194              3,771
Northeast Utilities                                              204              4,514
Northern States Power                                            240              5,295
NSTAR                                                             98              3,969
OGE Energy                                                       223              4,237
PECO Energy                                                      290             12,379
PG&E                                                             597             15,447
Pinnacle West Capital                                            132              5,222
Plug Power                                                        83(b)           4,155
Potomac Electric Power                                           184              4,543
PPL                                                              245              6,615
Public Service Co of New Mexico                                  113              2,048
Public Service Enterprise Group                                  341             11,466
Puget Sound Energy                                               131              2,972
Reliant Energy                                                   460             15,410
RGS Energy Group                                                  83              1,904
SCANA                                                            237              6,236
Sempra Energy                                                    374              7,013
Sierra Pacific Resources                                         121              1,709
Southern Co                                                    1,062             25,952
Teco Energy                                                      205              4,497
TXU                                                              430             13,438
UIL Holdings                                                      41              1,953
Unicom                                                           338             13,879
UtiliCorp United                                                 195              4,157
Western Resources                                                105              1,660
Wisconsin Energy                                                 182              3,617
WPS Resources                                                     71              2,143
Total                                                                           511,386

Utilities -- gas (1.0%)
AGL Resources                                                    118              2,131
Coastal                                                          332             19,173
Columbia Energy Group                                            128              8,736
Dynegy Cl A                                                      275             19,352
Eastern Enterprises                                              128              8,016
El Paso Energy                                                   354             17,125
Enron                                                          1,249             91,957
Equitable Resources                                              168              8,747
KeySpan                                                          217              6,890
Kinder Morgan                                                    175              5,950
MCN                                                              133              2,876
Natl Fuel Gas                                                    118              5,819
New Jersey Resources                                              50              2,000
NICOR                                                            221              7,666
Northwest Natural Gas                                             77              1,781
Ocean Energy                                                     459(b)           5,565
ONEOK                                                             67              1,788
Peoples Energy                                                    57              1,806
Piedmont Natural Gas                                              65              1,844
Questar                                                          409              7,976
Teppco Partners LP                                                87(d)           2,224
UGI                                                               88              1,975
Vectren                                                          201              3,543
Washington Gas Light                                              78              1,921
Western Gas Resources                                            114              2,081
Williams Companies                                               754             31,479
Total                                                                           270,421

Utilities -- telephone (5.8%)
Adelphia Business Solutions Cl A                                 209(b)           3,004
Alamosa PCS Holdings                                             182(b)           3,640
Allegiance Telecom                                               182(b)          10,140
ALLTEL                                                           514             31,675
AT&T                                                           6,331            195,878
BellSouth                                                      3,163            125,927
BroadWing                                                        335(b)           8,794
CenturyTel                                                       217              6,361
COMSAT                                                           218              6,131
Crown Castle Intl                                                218(b)           7,412
Cypress Communications                                            80(b)             390
DSL.net                                                          274(b)           1,353
Global TeleSystems                                               265(b)           2,253
ICG Communications                                               126(b)           1,922
Illuminet Holdings                                                50(b)           2,103
Infonet Services Cl B                                            472(b)           6,638
Intermedia Communications                                         94(b)           1,657
ITC DeltaCom                                                     296(b)           4,977
Latitude Communications                                           69(b)             336
Level 3 Communications                                           598(b)          40,926
McLeodUSA Cl A                                                   876(b)          14,837
Metromedia Fiber Network Cl A                                    782(b)          27,370
MGC Communications                                                67(b)           3,015
Network Plus                                                     167(b)           2,046
Nextel Communications Cl A                                     1,294(b)          72,383
NEXTLINK Communications Cl A                                     336(b)          11,112
PanAmSat                                                          55(b)           1,873
Powertel                                                          43(b)           3,865
Primus Telecommunications Group                                   99(b)           1,615
Qwest Communications Intl                                      2,767(b)         129,876
RCN                                                              357(b)           7,765
SBC Communications                                             5,803            246,989
Sprint                                                         1,495             53,259
Sprint PCS                                                     1,561(b)          86,245
TALK.com                                                         150(b)             769
TeleCorp PCS                                                     129(b)           5,555
Telephone & Data Systems                                          96             10,692
Teligent Cl A                                                     21(b)             407
United States Cellular                                           136(b)           9,248
Verizon                                                        4,621            217,186
Viatel                                                           208(b)           2,899
West TeleServices                                                172(b)           4,064
Western Wireless Cl A                                             77(b)           4,235
WinStar Communications                                           128(b)           3,857
WorldCom                                                       4,884(b)         190,781
Total                                                                         1,573,460

Total common stocks
(Cost: $23,999,680)                                                         $26,946,682

Other (--%)
Issuer                                                        Shares           Value(a)

Sunbeam
   Warrants                                                       83                $47

Total other
(Cost: $--)                                                                         $47

Total investments in securities
(Cost: $23,999,680)(e)                                                      $26,946,729

See accompanying notes to investments in securities.

AXP Total Stock Market Index Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2000, the value of foreign securities represented 0.01% of net assets.

(d)  The  share  amount  for  Limited  Liability   Companies  (LLC)  or  Limited
Partnerships (LP) represents capital contributions.

(e) At July 31, 2000, the cost of securities for federal income tax purposes was
approximately   $24,000,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $5,456,000
Unrealized depreciation                                      (2,509,000)
                                                             ----------
Net unrealized appreciation                                  $2,947,000

Investments in Securities

AXP International Equity Index Fund
July 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.5%)(c)
Issuer                                                        Shares           Value(a)

Australia (2.0%)
Banks and savings & loans (0.5%)
Commonwealth Bank of Australia                                 2,819            $45,369
Natl Australia Bank                                            3,020             43,295
Westpac Banking                                                3,707             26,327
Total                                                                           114,991

Beverages & tobacco (0.1%)
British American Tobacco Australasia                             321              1,953
Coca-Cola Amatil                                               2,216              4,183
Foster's Brewing Group                                         3,672             10,073
Total                                                                            16,209

Building materials & construction (0.1%)
Boral                                                          1,202(b)           1,496
CSR                                                            2,208              5,689
James Hardie Inds                                                868              2,292
Leighton Holdings                                                558              1,890
Transurban Group                                                 955(b)           2,129
Total                                                                            13,496

Chemicals (--%)
Orica                                                            577              2,487

Communications equipment & services (0.3%)
Telstra                                                       16,049             66,069

Computer software & services (--%)
Computershare                                                    997              4,520

Electronics (--%)
ERG                                                              396              2,210

Energy (--%)
Origin Energy                                                  1,202              1,205

Financial services (0.1%)
General Property Trust                                         3,151              5,072
Lend Lease                                                     1,072             12,923
Suncorp-Metway                                                   437              2,214
Total                                                                            20,209

Food (--%)
Goodman Fielder                                                2,792              2,037

Health care (--%)
CSL                                                              281              5,532
Faulding (FH)                                                    340              1,663
Total                                                                             7,195

Health care services (--%)
Mayne Nickless                                                   732              1,572

Industrial equipment & services (0.1%)
Brambles Inds                                                    483             14,011

Insurance (0.1%)
AMP                                                            2,202             22,057
QBE Insurance Group                                              843              3,807
Total                                                                            25,864

Leisure time & entertainment (--%)
Aristocrat Leisure                                               785(b)           2,636
TABCORP Holdings                                                 649              3,570
Total                                                                             6,206

Media (0.2%)
News Corp                                                      4,158             50,316

Metals (0.3%)
Broken Hill Proprietary                                        3,637             38,431
M.I.M. Holdings                                                3,659              2,182
Normandy Mining                                                3,661              2,099
North                                                          1,622              4,207
Rio Tinto                                                        617              9,232
WMC                                                            2,441             10,915
Total                                                                            67,066

Miscellaneous (--%)
Gandel Retail Trust                                            2,559              1,645
Mirvac Group                                                   1,014              2,101
Stockland Trust Group                                            804              1,743
Westfield Trust                                                  125(b)             237
Total                                                                             5,726

Multi-industry conglomerates (0.1%)
Howard Smith                                                     408              1,963
Pacific Dunlop                                                 2,189              1,901
Southcorp                                                      1,317              3,729
Wesfarmers                                                       568              4,226
Total                                                                            11,819

Paper & packaging (--%)
Amcor                                                          1,360              4,384
Paperlinx                                                        453(b)             913
Total                                                                             5,297

Retail (0.1%)
Coles Myer                                                     2,511              9,581
Westfield Trust                                                3,278              6,301
Woolworths                                                     2,508              8,800
Total                                                                            24,682

Utilities -- gas (--%)
Australian Gas Light                                             722              4,310
Santos                                                         1,291              4,082
Total                                                                             8,392

Austria (0.1%)

Banks and savings & loans (0.1%)
Bank Austria                                                     223             12,378

Beverages & tobacco (--%)
Austria Tabakwerke                                                51              1,761

Building materials & construction (--%)
Wienerberger Baustoffindustrie                                   162              3,603

Industrial equipment & services (--%)
BWT                                                               30                987

Insurance (--%)
Generali Holding Vienna                                           18              3,136

Miscellaneous (--%)
Flughafen Wien                                                    37              1,251

Multi-industry conglomerates (--%)
VA Technologie                                                    35              1,748

Paper & packaging (--%)
Mayr-Melnhof Karton                                               21                953

Transportation (--%)
Austrian Airlines                                                 65                855

Utilities -- electric (--%)
Oesterreichiesche Elektrizitaetswirtschafts Cl A                  72(b)           7,139

Utilities -- gas (--%)
OMV                                                               60              4,392

Belgium (0.7%)

Automotive & related (--%)
D'Ieteren                                                         13              3,114

Banks and savings & loans (0.1%)
KBC Bancassurance Holding                                        697             31,647

Chemicals (0.1%)
Solvay                                                           200             13,649

Electronics (--%)
Barco                                                             28              3,049

Financial services (0.2%)
Fortis (B)                                                     1,683             51,775

Food (--%)
Colruyt                                                           93              3,826
Delhaize "Le Lion"                                               100              6,042
Total                                                                             9,868

Health care (0.1%)
UCB                                                              340             12,665
Metals (--%)
Union Miniere                                                     58              2,134

Multi-industry conglomerates (0.1%)
Groupe Bruxelles Lambert                                          50             13,353

Utilities -- electric (0.1%)
Electrabel                                                       123             28,049

Wire & cable (--%)
Bekaert                                                           51              2,587

Denmark (0.7%)

Banks and savings & loans (0.1%)
Den Danske Bank Group                                            120             14,166
Nordic Baltic Holding                                          1,501(b)          10,464
Total                                                                            24,630

Beverages & tobacco (--%)
Carlsberg Cl A                                                   100              3,405
Carlsberg Cl B                                                   100              3,703
Total                                                                             7,108

Computer software & services (--%)
Navision Software                                                100(b)           3,666

Electronics (--%)
Vestas Wind Systems                                              200              8,699

Food (--%)
Danisco                                                          100              3,666

Health care (0.2%)
Novo Nordisk                                                     175             34,121
William Demant                                                   200              6,934
Total                                                                            41,055

Industrial equipment & services (--%)
FLS Inds Cl B                                                    100              1,553
NKT Holding                                                       20              4,772
Total                                                                             6,325

Insurance (--%)
Topdanmark                                                       100(b)           1,802

Miscellaneous (0.1%)
Group 4 Falck                                                    100             15,906
ISS                                                              100(b)           7,083
Total                                                                            22,989

Transportation (0.2%)
D/S 1912 Cl B                                                      2             20,753
D/S Dampskibsselskabet Svendborg Cl B                              2             29,202
Total                                                                            49,955

Utilities -- telephone (0.1%)
Tele Danmark                                                     500             30,756

Finland (2.7%)

Beverages & tobacco (--%)
Harwall                                                          150              3,183

Building materials & construction (--%)
Uponor                                                           100              1,742

Chemicals (--%)
Kemira                                                           500              2,386

Communications equipment & services (0.3%)
Sonera                                                         1,700             66,948

Computers & office equipment (--%)
Tietoenator                                                      200              7,089

Electronics (2.3%)
Nokia                                                         11,640            515,672

Food (--%)
Raisio Group                                                     400                752

Health care (--%)
Instrumentarium                                                  100              2,595

Industrial equipment & services (--%)
Kone                                                              40              2,576
Metso                                                            300(b)           3,266
Total                                                                             5,842

Insurance (--%)
Sampo Insurance Cl A                                             100              3,994

Metals (--%)
Outokumpu                                                        500              4,865
Rautaruukki                                                      500              2,131
Total                                                                             6,996

Paper & packaging (0.1%)
UPM-Kymmene                                                      600             14,790

Retail (--%)
Kesko                                                            200(b)           2,037
Metra Cl B                                                       100              1,649
Stockmann Cl A                                                    50                774
Stockmann Cl B                                                    50                720
Total                                                                             5,180

France (11.1%)

Aerospace & defense (0.1%)
Thomson CSF                                                      400             17,421
Zodiac                                                            11              2,140
Total                                                                            19,561

Automotive & related (0.2%)
Michelin (CGDE) Cl B                                             300              8,979
PSA Peugeot Citroen                                              104             21,143
Valeo                                                            180              8,340
Total                                                                            38,462

Banks and savings & loans (0.7%)
Banque Nationale de Paris                                      1,027            101,349
Societe Generale Cl A                                            940             58,359
Total                                                                           159,708

Beverages & tobacco (0.5%)
LVMH                                                           1,115             96,964
Pernod-Ricard                                                    125              6,828
Total                                                                           103,792

Building materials & construction (0.5%)
Bouygues                                                         740             45,564
Compagnie de Saint-Gobain                                        199             29,227
Groupe GTM                                                        33              3,379
Imerys                                                            34              4,272
Lafarge                                                          240             18,592
Technip                                                           34              4,253
Total                                                                           105,287

Chemicals (0.1%)
Air Liquide                                                      207             26,374
Communications equipment & services (0.9%)
Alcatel                                                        2,693            198,633

Computers & office equipment (0.4%)
Cap Gemini                                                       277             54,389
Dassault Systemes                                                258             21,516
Societe BIC                                                      120              6,227
Total                                                                            82,132

Electronics (0.7%)
Sagem                                                             86             24,018
Schneider Electric                                               368             25,114
STMicroelectronics                                             1,976            112,424
Total                                                                           161,556

Financial services (--%)
CPR                                                               27(b)             965
Societe Eurafrance                                                10              4,823
Total                                                                             5,788

Food (0.9%)
Carrefour                                                      1,586            116,688
Casino Guichard-Perrachon                                        180             18,647
Eridania Beghin-Say                                               59              5,511
Groupe Danone                                                    328             49,267
Sodexho Alliance                                                  73             11,493
Total                                                                           201,606

Furniture & appliances (--%)
SEB                                                               34              1,789

Health care (0.6%)
L'Oreal                                                        1,540            125,790

Health care services (1.0%)
Aventis                                                        1,775            136,679
Essilor Intl                                                      23              6,835
Sanofi-Synthelabo                                              1,668(b)          88,949
Total                                                                           232,463

Industrial equipment & services (--%)
Sidel                                                             73              5,946

Insurance (0.6%)
Axa                                                              891            135,402

Leisure time & entertainment (--%)
Club Mediterranee                                                 40(b)           5,041

Media (0.2%)
Canal Plus                                                       286             45,318
Publicis                                                          19              7,167
Total                                                                            52,485

Metals (--%)
Pechiney Cl A                                                    177              7,741

Miscellaneous (0.4%)
Gecina                                                            44              4,281
Nord-Est                                                          30                729
Simco                                                             50              3,243
Suez Lyonnaise des Eaux                                          453             73,624
Suez Lyonnaise des Eaux                                          200(b)               2
Unibail                                                           34              4,946
Total                                                                            86,825

Multi-industry conglomerates (0.6%)
Lagardere S.C.A.                                                 313             20,259
Usinor                                                           528              6,165
Vivendi                                                        1,364            108,948
Total                                                                           135,372

Restaurants & lodging (0.1%)
Accor                                                            415             17,690

Retail (0.2%)
Pinault-Printemps-Redoute                                        272             56,508

Textiles & apparel (--%)
Chargeurs                                                         15                846

Utilities -- gas (1.1%)
Coflexip                                                          41              4,863
Total Fina Cl B                                                1,694            250,994
Total                                                                           255,857

Utilities -- telephone (1.3%)
France Telecom                                                 2,338            296,586

Germany (8.1%)

Airlines (0.1%)
Deutsche Lufthansa                                               800             19,770

Automotive & related (0.7%)
Continental                                                      300              5,629
DaimlerChrysler                                                2,200            117,014
Volkswagen                                                       700             29,967
Total                                                                           152,610

Banks and savings & loans (1.0%)
Bayerische Hypo-und Vereinsbank                                  900             52,706
Deutsche Bank                                                  1,350            118,401
Dresdner Bank                                                  1,150             51,043
Total                                                                           222,150

Building materials & construction (0.1%)
Bilfinger & Berger Bau                                           100              1,330

Buderus                                                          100              1,649
Heidelberger Zement                                              100              6,218
Heidelberger Zement                                               32(b,d)            --
Hochtief                                                         200              5,189
Total                                                                            14,386

Chemicals (0.5%)
BASF                                                           1,400             57,404
Bayer                                                          1,600             66,865
Total                                                                           124,269

Communications equipment & services (1.3%)
Deutsche Telekom                                               6,670            294,195

Computers & office equipment (0.6%)
SAP                                                              735            142,002

Food (--%)
Kamps                                                            200              5,198

Health care services (0.3%)
Fresenius Medical Care                                           200             16,309
Gehe                                                             200              7,181
Merck                                                            400             12,435
Schering                                                         400             23,314
Total                                                                            59,239

Household products (0.1%)
Beiersdorf                                                       200             19,644

Industrial equipment & services (--%)
Deutz                                                            100(b)             415
FAG Kugelfischer Georg Schaefer                                  100                705
Total                                                                             1,120

Insurance (1.4%)
Allianz                                                          545            198,467
Muenchener Rueckversicherungs-Gesellschaft                       374            123,721
Total                                                                           322,188

Media (0.1%)
EM. TV & Merchandising                                           300             16,346

Miscellaneous (0.1%)
Thyssen Krupp                                                  1,100             18,786
WCM Beteiligungs & Grundbesitz                                   400             10,563
Total                                                                            29,349

Multi-industry conglomerates (1.4%)
AGIV                                                             100              1,018
Linde                                                            200              8,766
MAN                                                              300              8,261
Preussag                                                         400             11,842
Siemens                                                        1,300            200,809
Veba                                                           1,700             92,152
Total                                                                           322,848

Retail (0.2%)
Adidas-Salomon                                                   100              5,291
Douglas Holding                                                  100              3,049
Karstadtquelle                                                   300              8,645
Metro                                                            700             28,146
Total                                                                            45,131

Utilities -- electric (0.2%)
RWE                                                            1,000             34,980

Hong Kong (2.3%)

Airlines (0.1%)
Cathay Pacific Airways                                         8,000             16,824

Banks and savings & loans (0.2%)
Bank of East Asia                                              3,200              7,263
Hang Seng Bank                                                 4,300             44,526
Total                                                                            51,789

Communications equipment & services (0.3%)
Cable & Wireless HKT                                          27,200             62,086

Computer software & services (0.1%)
Pacific Century CyberWorks                                    12,000(b)          25,160

Electronics (0.1%)
ASM Pacific Technology                                         1,000              3,591
Johnson Electric Holdings                                      2,000             19,427
QPL Intl Holdings                                              1,000(b)             949
Total                                                                            23,967

Leisure time & entertainment (--%)
Hong Kong & Shanghai Hotels                                    2,500              1,411
Shangri-La Asia                                                4,000              4,283
Total                                                                             5,694

Media (--%)
Oriental Press Group                                           4,800                671
South China Morning Post                                       4,000              2,821
Television Broadcasts                                          1,000              5,412
Total                                                                             8,904

Miscellaneous (0.4%)
Hang Lung Development                                          3,000              2,308
Henderson Land Development                                     3,000             13,503
Hysan Development                                              2,000              2,539
New World Development                                          5,000              6,636
Sino Land                                                      8,099              3,453
Sun Hung Kai Properties                                        5,000             39,753
Varitronix Intl                                                1,000              1,802
Wharf                                                          5,000             10,708
Total                                                                            80,702

Multi-industry conglomerates (0.8%)
Citic Pacific                                                  5,000             26,737
Hopewell Holdings                                              2,000                846
Hutchison Whampoa                                              9,900            138,378
Swire Pacific Cl A                                             3,500             22,441
Total                                                                           188,402

Retail (--%)
Esprit Holdings                                                3,000              2,770
Giordano Intl                                                  2,000              2,834
Total                                                                             5,604

Textiles & apparel (0.1%)
Li & Fung                                                      3,000             14,926

Utilities -- electric (0.1%)
CLP Holdings                                                   4,500             20,312

Utilities -- gas (0.1%)
Hong Kong & China Gas                                         11,100             13,024

Ireland (0.2%)

Airlines (--%)
Ryanair Holdings                                                 774(b)           6,455

Banks and savings & loans (0.1%)
Allied Irish Bank                                              1,862             15,183

Building materials & construction (0.1%)
CRH                                                              827             13,985

Financial services (--%)
Irish Life & Permanent                                           684              4,880

Food (--%)
Kerry Group Cl A                                                 406              5,060

Media (--%)
Independent News & Media                                         608              1,916

Multi-industry conglomerates (--%)
DCC                                                              189              1,664

Paper & packaging (--%)
Jefferson Smurfit Group                                        2,555              4,593

Retail (--%)
Waterford Wedgwood                                             1,580              1,610

Utilities -- telephone (0.1%)
Eircom                                                         5,212             12,315

Italy (4.2%)

Airlines (--%)
Alitalia                                                       4,000              7,765

Automotive & related (0.2%)
Fiat                                                           1,000             25,445
Pirelli                                                        5,000             13,019
Total                                                                            38,464

Banks and savings & loans (0.8%)
Banca di Roma                                                 12,000             13,566
Banca Intesa                                                  13,463             55,360
Banca Popolare di Milano                                         500              3,572
San Paolo-IMI                                                  3,250             55,111
UniCredito Italiano                                           12,000             58,488
Total                                                                           186,097

Broker dealers (0.1%)
Mediobanca                                                     1,500             14,803

Building materials & construction (--%)
Italcementi                                                      520              4,761

Communications equipment & services (0.9%)
Olivetti                                                      11,000(b)          36,694
Sirti                                                            500                906
Telecom Italia Mobile                                         20,000            173,019
Total                                                                           210,619

Food (--%)
La Rinascente                                                  1,000              5,477
Parmalat Finanziaria                                           2,500              3,625
Total                                                                             9,102

Insurance (0.5%)
Assicurazioni Generali                                         3,030             99,952
Riunione Adriatica di Sicurta                                  1,800             20,349
Societa Assicuratrice Industriale                                250              4,608
Total                                                                           124,909

Media (0.2%)
Mediaset                                                       3,000             47,396
Mondadori (Arnoldo) Editore                                      500              6,130
Total                                                                            53,526

Miscellaneous (--%)
Beni Stabili                                                   3,000(b)           1,477
Immsi                                                          1,000(b)           1,358
Total                                                                             2,835

Multi-industry conglomerates (--%)
Snia                                                           2,500              2,784

Restaurants & lodging (0.1%)
Autogrill                                                      1,000             11,768

Retail (--%)
Bulgari                                                          500              5,833

Textiles & apparel (--%)
Benetton Group                                                 4,000              8,099

Utilities -- electric (0.3%)
Enel                                                          18,000(b)          73,889

Utilities -- gas (0.5%)
ENI                                                           19,000            106,339
Italgas                                                        2,000              8,710
Total                                                                           115,049

Utilities -- telephone (0.6%)
Telecom Italia                                                11,000            128,318

Japan (23.5%)

Airlines (0.1%)
Japan Airlines                                                 4,000             16,463

Automotive & related (2.7%)
Autobacs Seven                                                   100              2,939
Bridgestone                                                    2,000             45,904
Denso                                                          2,000             46,543
Honda Motor                                                    2,000             73,008
NGK Spark Plug                                                 1,000             16,126
Nissan Motor                                                   9,000(b)          44,928
Toyota Motor                                                   9,000            381,103
Total                                                                           610,551

Banks and savings & loans (2.0%)
77 Bank                                                        1,000              7,255
Asahi Bank                                                     6,000             21,026
Ashikaga Bank                                                  1,000(b)           1,916
Bank of Fukuoka                                                1,000              5,749
Bank of Tokyo-Mitsubishi                                      11,000            111,330
Bank of Yokohama                                               3,000             11,471
Chuo Mitsui Trust & Banking                                    2,900              8,813
Daiwa Bank                                                     5,000             11,316
Fuji Bank                                                      8,000             51,690
Gunma Bank                                                     1,000              4,837
Hokuriku Bank                                                  2,000(b)           4,454
Industrial Bank of Japan                                       6,000             38,494
Joyo Bank                                                      2,000              6,735
Mitsubishi Trust & Banking                                     3,000             18,672
Sakura Bank                                                    9,000             52,155
Shizuoka Bank                                                  2,000             16,044
Sumitomo Bank                                                  7,000             71,165
Tokai Bank                                                     5,000             22,268
Total                                                                           465,390

Beverages & tobacco (0.4%)
Asahi Breweries                                                1,000              9,436
Japan Tobacco                                                     50             37,874
Kirin Brewery                                                  2,000             22,085
Sapporo Breweries                                              1,000              3,285
Takara Shuzo                                                   1,000             19,895
Total                                                                            92,575

Building materials & construction (0.7%)
Asahi Glass                                                    3,000             28,746
Daikin Inds                                                    1,000             20,943
Daiwa House Inds                                               1,000              6,343
Fujita                                                         1,000(b)             374
Haseko                                                         1,000(b)             356
Inax                                                           1,000              5,293
Kajima                                                         2,000              6,005
Kumagai Gumi                                                   2,000                639
Nippon Sheet Glass                                             1,000             12,776
Nishimatsu Construction                                        1,000              3,623
Obayashi                                                       2,000              7,848
Okumura                                                        1,000              3,422
Penta-Ocean Construction                                       1,000              1,269
Sanwa Shutter                                                  1,000              3,021
Sekisui House                                                  2,000             17,778
Shimizu                                                        2,000              5,330
Sumitomo Osaka Cement                                          1,000              4,390
Taiheiyo Cement                                                2,000              3,395
Taisei                                                         2,000              2,738
Toda                                                           1,000              4,426
Tostem                                                         1,000             13,379
Total                                                                           152,094

Chemicals (0.7%)
Asahi Chemical Inds                                            3,000             19,110
Daicel Chemicals Inds                                          1,000              2,546
Dainippon Ink & Chemicals                                      2,000              7,575
Denki Kagaku Kogyo Kabushiki Kaisha                            1,000              3,304
Ishihara Sangyo Kaisha                                         1,000(b)           1,533
Kaneka                                                         1,000              9,811
Mitsubishi Chemical                                            5,000             18,252
Mitsubishi Gas Chemical                                        1,000              2,820
Sekisui Chemical                                               1,000              3,650
Shin-Etsu Chemical                                             1,000             50,192
Showa Denko K.K.                                               2,000              2,793
Sumitomo Chemical                                              4,000             20,442
Tosoh                                                          1,000              3,806
Ube Inds                                                       2,000              4,454
Unitika                                                        1,000(b)             648
Total                                                                           150,936

Communications equipment & services (1.5%)
Nippon Telegraph & Telephone                                     290            346,699

Computers & office equipment (1.5%)
Canon                                                          2,000             89,070
CSK                                                              200              5,165
Fuji Soft ABC                                                    100              5,521
Fujitsu                                                        5,000            140,542
Konami                                                           200             14,036
Meitec                                                           100              3,760
Softbank                                                         900             75,153
Trans Cosmos                                                     100             10,495
Total                                                                           343,742

Consumer finance -- personal loans (0.2%)
ACOM                                                             300             22,724
Takefuji                                                         300             30,116
Total                                                                            52,840

Electronics (4.9%)
Advantest                                                        200             33,347
Casio Computer                                                 1,000             10,869
Fanuc                                                            500             47,957
Hirose Electric                                                  100             12,776
Hitachi                                                        8,000             95,641
Kyocera                                                          400             57,421
Matsushita Electric                                            5,000            127,537
Minebea                                                        1,000             11,225
Mitsubishi Electric                                            5,000             39,926
Murata Mfg                                                     1,000            118,639
NEC                                                            4,000            106,592
NGK Insulators                                                 1,000             11,435
Omron                                                          1,000             23,819
Rohm                                                             300             78,712
Sanyo Electric                                                 4,000             29,459
Sharp                                                          3,000             44,900
Sony                                                           2,000            183,800
Tohoku Electric Power                                          1,100             13,954
Toshiba                                                        7,000             61,647
Yokogawa Electric                                              1,000              9,080
Total                                                                         1,118,736

Energy (--%)
Arabian Oil                                                      100(b)             309
Cosmo Oil                                                      1,000              1,780
Total                                                                             2,089

Financial services (0.9%)
Credit Saison                                                    400              8,725
Daiwa Securities Group                                         3,000             32,689
Nichiei                                                          100              1,060
Nippon Shinpan                                                 1,000              2,008
Nomura Securities                                              5,000             97,876
Orient                                                         1,000              4,006
Orix                                                             220             28,409
Promise                                                          300             20,561
Total                                                                           195,334

Food (0.3%)
Ajinomoto                                                      1,000             11,362
Meiji Milk Products                                            1,000              4,527
Meiji Seika Kaisha                                             1,000              5,932
Nichirei                                                       1,000              3,386
Nippon Meat Packers                                            1,000             14,510
Nisshin Flour Milling                                          1,000              9,482
Nissin Food Products                                             300              7,693
Snow Brand Milk Products                                       1,000              4,417
Yamazaki Baking                                                1,000              8,478
Total                                                                            69,787

Health care (--%)
Kanebo                                                         1,000(b)           2,537

Health care services (1.4%)
Chugai Pharmaceutical                                          1,000             18,188
Daiichi Pharmaceutical                                         1,000             22,176
Eisai                                                          1,000             24,914
Kyowa Hakko Kogyo                                              1,000              8,131
Sankyo                                                         1,000             23,454
Shionogi                                                       1,000             16,336
Taisho Pharmaceutical                                          1,000             33,675
Takeda Chemical Inds                                           2,000            118,639
Yamanouchi Pharmaceutical                                      1,000             46,908
Total                                                                           312,421

Household products (0.2%)
Kao                                                            1,000             29,569
Shiseido                                                       1,000             12,777
Toto                                                           1,000              7,118
Total                                                                            49,464

Industrial equipment & services (0.8%)
Amada                                                          1,000              7,255
Brother Inds                                                   1,000              2,400
Chiyoda                                                        1,000(b)             894
Ebara                                                          1,000             13,872
Fuji Machine Mfg                                                 100              4,098
Hitachi Zosen                                                  2,000              1,697
Ishikawajima-Harima Heavy Inds                                 3,000              4,545
Japan Energy                                                   2,000              1,843
Japan Steel Works                                              1,000(b)           1,004
JGC                                                            1,000              4,335
Kinden                                                         1,000              5,996
Komatsu                                                        2,000             11,134
Kubota                                                         3,000              9,966
Marubeni                                                       3,000              8,104
Mitsubishi Heavy Inds                                          8,000             29,641
Mitsui Engineering & Shipbuilding                              2,000(b)           1,752
Nidec                                                            200             15,076
Nippon Mitsubishi Oil                                          3,000             14,757
SMC                                                              200             35,319
Sumitomo Heavy Inds                                            1,000(b)           2,409
Total                                                                           176,097

Industrial transportation (0.6%)
Central Japan Railway                                              5             27,196
East Japan Railway                                                 9             52,319
Kamigumi                                                       1,000              4,837
Nippon Express                                                 2,000             11,389
Tobu Railway                                                   2,000              5,494
Tokyu                                                          2,000              9,400
Yamato Transport                                               1,000             23,545
Total                                                                           134,180

Insurance (0.3%)
Mitsui Marine & Fire Insurance                                 2,000              8,907
Sumitomo Marine & Fire Insurance                               2,000             11,097
Tokio Marine & Fire Insurance                                  4,000             40,337
Total                                                                            60,341

Leisure time & entertainment (0.3%)
Namco                                                            100              2,838
Nintendo                                                         300             49,226
Oriental Land                                                    200             17,413
Sega Enterprises                                                 300              3,751
Tokyotokeiba                                                   1,000              1,186
Total                                                                            74,414

Media (0.2%)
Asatsu-Dk                                                        100              3,377
Dai Nippon Printing                                            2,000             34,314
Total                                                                            37,691

Metals (0.3%)
Kawasaki Steel                                                 7,000(b)           9,455
Mitsubishi Materials                                           3,000(b)          10,239
Mitsui Mining & Smelting                                       1,000              6,845
Nippon Light Metal                                             1,000                757
Nippon Steel                                                  15,000             28,748
NSK                                                            1,000              7,255
NTN                                                            1,000              3,933
Sumitomo Metal Inds                                            1,000(b)           3,842
Sumitomo Metal Mining                                          8,000(b)           4,965
Total                                                                            76,039

Miscellaneous (1.5%)
Benesse                                                          200             10,039
Daito Trust Construction                                         300              5,144
Fuji Photo Film                                                1,000             37,143
Itochu                                                         3,000(b)          12,649
Iwatani Intl                                                   1,000              1,843
Konica                                                         1,000              8,369
Mitsubishi                                                     4,000             30,006
Mitsubishi Estate                                              3,000             29,815
Mitsui Fudosan                                                 2,000             19,439
Nikon                                                          1,000             28,017
Nippon Suisan Kaisha                                           1,000              1,679
Olympus Optical                                                1,000             17,230
OYO                                                              100              1,217
Secom                                                          1,000             62,330
Shimano                                                          300              5,914
Sho-Bond                                                         100              1,200
Sumitomo                                                       2,000             17,887
Tokyo Tatemono                                                 1,000              1,907
Toppan Printing                                                2,000             20,260
Toyo Seikan Kaisha                                             1,000             15,432
World                                                            150              4,791
Total                                                                           332,311

Multi-industry conglomerates (0.1%)
Kawasaki Heavy Inds                                            3,000              3,942
Mitsui                                                         4,000             28,255
Total                                                                            32,197

Paper & packaging (0.2%)
Mitsubishi Paper Mills                                         1,000              2,318
Nippon Paper Inds                                              2,000             14,603
Oji Paper                                                      2,000             13,780
Uni-Charm                                                        200             11,316
Total                                                                            42,017

Retail (0.7%)
Aoyamma Trading                                                  200              2,829
Citizen Watch                                                  1,000              9,692
Daiei                                                          2,000              5,622
Daimaru                                                        1,000              2,875
Isetan                                                         1,000              9,090
Ito-Yokado                                                     1,000             59,592
Jusco                                                          1,000             19,484
Marui                                                          1,000             16,409
Mitsukoshi                                                     1,000(b)           3,468
Mycal                                                          1,000              2,920
Seiyu                                                          1,000(b)           3,778
Shimachu                                                         100              1,702
Shimamura                                                        100              9,044
Takashimaya                                                    1,000              6,963
Total                                                                           153,468

Textiles & apparel (0.2%)
Gunze                                                          1,000              3,285
Kuraray                                                        1,000              9,291
Mitsubishi Rayon                                               1,000              2,564
Nisshinbo Inds                                                 1,000              4,335
Nitto Boscki                                                   1,000              1,259
Renown                                                         1,000(b)           1,095
Teijin                                                         2,000              8,195
Toray Inds                                                     3,000             10,761
Toyobo                                                         2,000              3,486
Total                                                                            44,271

Transportation (0.2%)
Kawasaki Kisen Kaisha                                          1,000              1,780
Keihin Electric Express Railway                                1,000              3,650
Kinki Nippon Railway                                           4,000             16,610
Nippon Yusen Kabushiki Kaisha                                  3,000             14,784
Total                                                                            36,824

Utilities -- electric (0.5%)
Kansai Electric Power                                          2,200             36,982
Tokyo Electric Power                                           3,000             70,772
Total                                                                           107,754

Utilities -- gas (0.2%)
Osaka Gas                                                      6,000             15,113
Showa Shell Sekiyu K.K.                                        1,000              4,673
Teikoku Oil                                                    1,000              3,267
Tokyo Gas                                                      6,000             14,127
Total                                                                            37,180

Wire & cable (0.3%)
Fujikura                                                       1,000              6,014
Furukawa Electric                                              1,000             27,241
Sumitomo Electric Inds                                         2,000             32,380
Total                                                                            65,635

Netherlands (5.2%)

Airlines (--%)
KLM                                                              131              3,490

Banks and savings & loans (1.1%)
ABN AMRO Holding                                               3,508             85,133
ING Groep                                                      2,323            155,284
Total                                                                           240,417

Beverages & tobacco (0.2%)
Heineken                                                         753             43,051

Building materials & construction (--%)
Hollandsche Beton Groep                                           83                869

Chemicals (0.1%)
Akzo Nobel                                                       672             29,883

Communications equipment & services (0.4%)
KPN                                                            2,278             82,344

Computer software & services (0.1%)
Baan                                                             564(b)           1,479
Getronics                                                        808             13,627
Total                                                                            15,106

Computers & office equipment (--%)
Oce                                                              197              2,875

Electronics (0.8%)
ASM Lithography Holding                                          997(b)          38,570
Philips Electronics                                            3,259            147,611
Total                                                                           186,181

Food (0.5%)
Koninklijke Ahold                                              1,777             48,525
Unilever                                                       1,366             59,871
Total                                                                           108,396

Industrial equipment & services (--%)
Stork                                                             74                919

Industrial transportation (--%)
Nedlloyd                                                          56              1,038

Insurance (0.5%)
Aegon                                                          3,212            122,475

Media (0.1%)
Elsevier                                                       1,571             17,396
Wolters Kluwer                                                   654             16,102
Total                                                                            33,498

Miscellaneous (--%)
Buhrmann                                                         232              7,052
Vedior                                                           230              2,717
Total                                                                             9,769

Multi-industry conglomerates (--%)
Hagemeyer                                                        248              6,940

Transportation (0.1%)
IHC Caland                                                        65              3,132
Koninklijke Vopak                                                130(b)           2,915
TNT Post Group                                                 1,147             28,197
Total                                                                            34,244

Utilities -- gas (1.3%)
Royal Dutch Petroleum                                          5,152            305,533

New Zealand (0.1%)

Beverages & tobacco (--%)
Lion Nathan                                                    1,279              2,876

Communications equipment & services (0.1%)
Telecom Corp of New Zealand                                    2,886              9,336

Energy (--%)
Fletcher Challenge Energy                                        565              1,758

Miscellaneous (--%)
Auckland Intl Airport                                            691                898

Paper & packaging (--%)
Carter Holt Harvey                                             4,053              3,554

Retail (--%)
Warehouse Group                                                  474              1,249

Utilities -- electric (--%)
Contact Energy                                                 1,411              1,718

Norway (0.3%)

Airlines (--%)
SAS Norge Cl B                                                   135              1,128

Banks and savings & loans (0.1%)
Christiania Bank Og Kreditkasse                                1,300              6,928
DNB Holding                                                    1,900              7,829
Total                                                                            14,757

Chemicals (--%)
Dyno                                                             100              2,258

Computers & office equipment (--%)
Merkantildata                                                    300              1,660

Energy (0.1%)
Norsk Hydro                                                      717             27,766

Energy equipment & services (--%)
Petroleum Geo-Services                                           200(b)           3,285
Smedvig Cl A                                                     135              2,576
Total                                                                             5,861

Industrial equipment & services (--%)
Kvaerner                                                         204(b)           2,971
Tomra Systems                                                    200              5,261
Total                                                                             8,232

Insurance (--%)
Storebrand                                                       600(b)           4,573

Media (--%)
Schibsted                                                        200              3,884

Metals (--%)
Elkem                                                            135              2,545
Multi-industry conglomerates (0.1%)
Orkla                                                            535             10,208

Paper & packaging (--%)
Norske Skogindustrier Cl A                                       100              3,048

Transportation (--%)
Bergesen d.y. Cl A                                               135              2,690
Bergesen d.y. Cl B                                                35                640
Leif Hoegh                                                       163              1,546
Total                                                                             4,876

Utilities -- electric (--%)
Hafslund Cl A                                                    270              1,403
Hafslund Cl B                                                    270                844
Total                                                                             2,247

Portugal (0.4 %)

Banks and savings & loans (0.1%)
Banco Comercial Portugues                                      2,918             15,358
Banco Espirito Santo                                             300              5,148
Total                                                                            20,506

Building materials & construction (--%)
Cimpor-Cimentos de Portugal                                      392              8,438

Financial services (--%)
BPI                                                            1,300              4,602

Food (--%)
Jeronimo Martins                                                 200              3,058

Miscellaneous (--%)
Brisa-Auto Estradas de Portugal                                  875              7,913

Paper & packaging (--%)
Portucel Industrial-Empresa Produtora de Celulose                193              1,214

Retail (--%)
Sonae                                                          1,383              2,320

Utilities -- electric (0.1%)

Electricidade de Portugal                                      8,755             29,530

Utilities -- telephone (0.2%)
Portugal Telecom                                               3,049             33,197

Singapore (0.9%)

Airlines (0.1%)
Singapore Airlines                                             3,000             30,279

Automotive & related (--%)
Cycle & Carriage                                               1,000              2,307

Banks and savings & loans (0.3%)
DBS Group Holdings                                             3,000             36,161
Oversea-Chinese Banking                                        3,000             21,800
United Overseas Bank                                           2,112             15,104
Total                                                                            73,065

Beverages & tobacco (--%)
Fraser & Neave                                                 1,000              3,864

Communications equipment & services (0.1%)
Singapore Telecommunications                                  15,000             20,762

Electronics (0.2%)
Chartered Semiconductor Mfg                                    3,000(b)          21,628
NatSteel Electronics                                           1,000              3,085
OMNI Inds                                                      1,000              1,799
Venture Mfg                                                    1,000             11,419
Total                                                                            37,931

Health care services (--%)
Parkway Holdings                                               1,000              2,768

Industrial equipment & services (--%)
Singapore Technologies Engineering                             7,000             10,819

Leisure time & entertainment (--%)
Hotel Properties                                               1,000                865

Media (0.1%)
Singapore Press Holdings                                       1,000             17,013

Metals (--%)
United Industrial
                                                               3,000              1,324
Miscellaneous (0.1%)
City Developments                                              2,000              8,536
DBS Land                                                       3,000              4,343
First Capital                                                  1,000                957
United Overseas Land                                           1,000                917
Wing Tai Holdings                                              2,000              1,534
Total                                                                            16,287

Multi-industry conglomerates (--%)
Keppel                                                         2,000              4,429
Sembcorp Inds                                                  4,000              4,337
Straits Trading                                                1,200              1,059
Total                                                                             9,825

Transportation (--%)
Comfort Group                                                  1,000                502
Neptune Orient Lines                                           3,000(b)           3,287
Total                                                                             3,789

Spain (2.8 %)

Banks and savings & loans (0.9%)
Banco Bilbao Vizcaya Argentaria                                7,456            107,779
Banco Santander Central Hispano                                9,919            102,389
Total                                                                           210,168

Beverages & tobacco (0.1%)
Altadis                                                          864             12,657

Building materials & construction (0.1%)
ACS, Actividades de Construccion y Servicios                     129              3,107
Autopistas, Concesionaria Espanola                               654              5,126
Fomento de Construcciones y Contractas                           283              5,048
Grupo Dragados                                                   405              3,089
Portland Valderrivas                                              57              1,120
Total                                                                            17,490

Communications equipment & services (0.9%)
Telefonica                                                    10,256(b)         215,728

Financial Services (--%)
Corporacion Financiera Alba                                      193              4,560

Food (--%)
Azucarera Ebro Agricolas                                         156              1,814
Puleva                                                           796(b)           1,217
Total                                                                             3,031

Industrial equipment & services (--%)
Zardoya Otis                                                     321              2,736

Insurance (--%)
Corporacion Mapfre                                               142              2,118

Metals (--%)
Acerinox                                                         138              4,143
Asturiana de Zinc                                                105                948
Total                                                                             5,091

Miscellaneous (--%)
Metrovacesa                                                      122              2,035
Prosegur, CIA de Seguridad                                       157              2,034
Vallehermoso                                                     304              1,817
Total                                                                             5,886

Multi-industry conglomerates (0.3%)
Aguas de Barcelona                                               325              4,141
Repsol-YPF                                                     2,933             55,714
Total                                                                            59,855

Restaurants & lodging (--%)
Sol Melia                                                        404(b)           4,331

Retail (--%)
Cortefiel                                                         92              2,097
TelePizza                                                        505(b)           2,742
Total                                                                             4,839

Utilities -- electric (0.5%)
Endesa                                                         2,614             54,233
Gas Natural SDG Cl E                                           1,054             17,971
Iberdrola                                                      2,226             25,680
Union Electrica Fenosa                                           717             12,889
Total                                                                           110,773

Sweden (3.1%)

Automotive & related (0.1%)
Volvo Cl A                                                       300              5,365
Volvo Cl B                                                       700             12,861
Total                                                                            18,226

Banks and savings & loans (0.5%)
ForeningsSparbanken (Swedbank)                                 1,200             18,319
Nordic Baltic Holding                                          6,199             43,599
Skandinaviska Enskilda Banker Cl A                             1,720             21,287
Svenska Handelsbanken Cl A                                     1,400             21,067
Svenska Handelsbanken Cl B                                       100              1,472
Total                                                                           105,744

Beverages & tobacco (--%)
Swedish Match                                                    743              2,358

Building materials & construction (--%)
Skanska Cl B                                                     300              9,945

Communications equipment & services (1.7%)
Ericsson (LM) Cl B                                            17,200            335,717
NetCom Cl B                                                      250(b)          15,675
Telia                                                          3,400             29,288
Total                                                                           380,680

Computer software & services (--%)
WM-Data                                                        1,000              5,114

Energy equipment & services (--%)
OM Gruppen                                                       200              9,269

Furniture & appliances (0.1%)
Electrolux Series B                                              800             11,908

Health care (--%)
Gambro Cl A                                                      500              4,061
Gambro Cl B                                                      200              1,647
Total                                                                             5,708

Industrial equipment & services (0.1%)
Atlas Copco Cl A                                                 300              6,297
Atlas Copco Cl B                                                 100              1,974
Sandvik                                                          600             13,216
Total                                                                            21,487

Insurance (0.2%)
Skandia Forsakrings                                            2,400             53,518

Metals (--%)
SAPA                                                             100              1,570
SKF Cl A                                                         100              1,456
SKF Cl B                                                         100              1,554
SSAB Svenskt Stal Series A                                       200              2,082
Total                                                                             6,662

Miscellaneous (0.1%)
Diligentia                                                       200(b)           1,963
Drott Cl B                                                       300              3,271
Securitas Cl B                                                   800             17,447
Total                                                                            22,681

Multi-industry conglomerates (--%)
Trelleborg                                                       200              1,396

Paper & packaging (0.1%)
AssiDoman                                                        200              3,097
Svenska Cellulosa Cl B                                           500             10,740
Total                                                                            13,837

Retail (0.2%)
Hennes & Mauritz Cl B                                          1,875             38,131

Switzerland (6.2%)

Airlines (--%)
SAirGroup                                                         30              5,150

Banks and savings & loans (1.3%)
Credit Suisse Group                                              660            141,765
UBS                                                            1,030            148,419
Total                                                                           290,184

Building materials & construction (0.1%)
Holderbank Financiere Glarus                                      10              3,152
Holderbank Financiere Glarus Cl B                                 18             20,922
Total                                                                            24,074

Chemicals (0.1%)
Lonza                                                             20(b)          10,186
Sika Finanz                                                       10              3,355
Total                                                                            13,541

Communications equipment & services (0.3%)
Swisscom                                                         180             59,963

Electronics (0.4%)
ABB                                                              710             84,654
Food (0.9%)
Nestle                                                            95            197,908

Health care (2.1%)
Givaudan                                                          22              6,413
Novartis                                                         170            262,481
Roche Holding                                                     22            209,163
Total                                                                           478,057

Industrial equipment & services (--%)
Fischer (Georg)                                                   10              2,996
Sulzer                                                            10(b)           6,830
Total                                                                             9,826

Insurance (0.6%)
Swiss Re                                                          34             71,401
Zurich Allied                                                    120             64,708
Total                                                                           136,109

Leisure time & entertainment (--%)
Kuoni Reisen                                                      16              6,567

Miscellaneous (0.2%)
Adecco                                                            40             32,690
SGS Societe Generale de Surveillance Holding                      10              4,194
Total                                                                            36,884

Multi-industry conglomerates (0.1%)
Alusuisse Lonza Group                                             20             13,756

Retail (0.1%)
Swatch Group                                                      40             11,516
Swatch Group Cl B                                                 10             14,014
Valora Holding                                                    10              2,678
Total                                                                            28,208

United Kingdom (19.7%)

Aerospace & defense (0.2%)
British Aerospace                                              6,942             46,787

Airlines (0.1%)
British Airways                                                2,538             14,311

Automotive & related (--%)
Lex Service                                                      257              1,395
Banks and savings & loans (2.8%)
Abbey Natl                                                     3,340             37,467
Barclays                                                       3,509             79,357
Halifax Group                                                  5,272             41,295
HSBC Holdings                                                 19,865            268,807
Lloyds TSB Group                                              12,859            114,783
Royal Bank of Scotland Group                                   6,087             95,906
Total                                                                           637,615

Beverages & tobacco (0.6%)
British American Tobacco                                       5,115             30,643
Cadbury Schweppes                                              4,753             30,734
Diageo                                                         8,032             70,493
Total                                                                           131,870

Building materials & construction (0.2%)
AMEC                                                             478              1,600
Balfour Beatty                                                   935              1,386
Barratt Developments                                             509              1,689
Berkeley Group (The)                                             276              2,298
Blue Circle Inds                                               1,872             11,943
Caradon                                                        1,018              2,569
Hanson                                                         1,845             11,073
Hepworth                                                         539              1,627
Jarvis                                                           303                858
Pilkington                                                     2,394              3,514
RMC Group                                                        569              6,332
Taylor Woodrow                                                   879              1,804
Wimpey (George)                                                  813              1,339
Wolseley                                                       1,347              6,905
Total                                                                            54,937

Chemicals (0.1%)
BOC Group                                                      1,123             16,651
Imperial Chemical Inds                                         1,721             12,359
Total                                                                            29,010

Communications equipment & services (3.7%)
British Telecommunications                                    15,194            200,708
Vodafone AirTouch                                            143,375            633,461
Total                                                                           834,169

Computer software & services (0.3%)
Logica                                                           956             24,770
London Bridge Software Holdings                                  386              4,480
Misys                                                          1,305             12,118
Sage Group (The)                                               3,029             25,359
Total                                                                            66,727

Computers & office equipment (0.1%)
Psion                                                          1,000             11,323
SEMA Group                                                     1,053             15,912
Total                                                                            27,235

Electronics (0.8%)
ARM Holdings                                                   2,222(b)          25,175
Electrocomponents                                              1,019             11,484
FKI                                                            1,243              4,398
Invensys                                                       8,574             30,723
Marconi                                                        6,288            101,474
Williams                                                       1,717              9,380
Total                                                                           182,634

Energy (2.1%)
BP Amoco                                                      53,601            468,825
LASMO                                                          2,929              5,747
Total                                                                           474,572

Financial services (0.3%)
3i Group                                                       1,400             29,774
Amvescap                                                       1,579             28,142
Provident Financial                                              573              7,153
Schroders                                                        699             13,474
Total                                                                            78,543

Food (0.2%)
Tate & Lyle                                                      996              4,367
Unigate                                                          526              2,011
Unilever                                                       6,837             40,857
Total                                                                            47,235

Health care services (2.8%)
AstraZeneca Group                                              4,185            180,265
Glaxo Wellcome                                                 8,490            244,392
Nycomed Amersham                                               1,489             14,194
Smith & Nephew                                                 2,628             15,193
SmithKline Beecham                                            13,190            169,890
SSL Intl                                                         402              4,612
Total                                                                           628,546

Industrial equipment & services (0.2%)
BBA Group                                                        951              6,676
GKN                                                            1,674             21,425
Smiths Inds                                                      746             10,206
Total                                                                            38,307

Insurance (1.0%)
Allied Zurich                                                  3,697             47,840
CGNU                                                           5,252             82,514
Legal & General Group                                         12,061             30,979
Prudential                                                     4,581             62,503
Total                                                                           223,836

Leisure time & entertainment (0.3%)
Airtours                                                       1,124              4,958
Bass                                                           2,050             21,706
Carlton Communications                                         1,453             17,083
Eidos                                                            215(b)           1,349
EMI Group                                                      1,800             16,714
Hilton Group                                                   3,429             11,555
Rank Group                                                     1,688              4,045
Total                                                                            77,410

Media (1.0%)
British Sky Broadcasting Group                                 4,482             82,162
Independent News & Media                                         608              1,958
Pearson                                                        1,459             39,944
Reed Intl                                                      2,682             21,430
Reuters Group                                                  3,328             63,750
WPP Group                                                      1,802             24,438
Total                                                                           233,682

Metals (0.2%)
Corus Group                                                    7,377              9,308
Rio Tinto                                                      2,495             40,058
Total                                                                            49,366

Miscellaneous (0.7%)
Anglian Water                                                    594              5,195
British Land                                                   1,218              7,680
Canary Wharf Finance                                           1,609(b)          11,483
Capita Group                                                     500             12,079
Celltech Group                                                   615(b)          11,265
Dairy Crest                                                      526(b)             515
De La Rue                                                        418              2,420
Granada Compass                                                4,896(b)          60,125
Great Portland Estates                                           824              2,814
Hammerson                                                        629              4,018
Land Securities                                                1,277             14,802
MEPC                                                             766              6,637
Slough Estates                                                   897              5,186
Thames Water                                                     830              9,876
United Utilities                                               1,301             12,958
Total                                                                           167,053

Multi-industry conglomerates (0.2%)
Hays                                                           4,052             22,454
IMI                                                              764              2,509
Johnson Matthey                                                  476              6,694
Rentokil Initial                                               6,774             15,193
TI Group                                                       1,190              6,443
Total                                                                            53,293

Paper & packaging (--%)
Bunzl                                                            992              5,780
Rexam                                                            862              3,324
Total                                                                             9,104

Retail (0.8%)
Boots                                                          2,127             16,406
Dixon Group                                                    3,904             17,103
Great Universal Stores                                         2,378             15,724
Kingfisher                                                     3,257             27,317
Marks & Spencer                                                6,751             22,042
Sainsbury (J)                                                  4,514             21,955
Tesco                                                         15,932             52,494
Total                                                                           173,041

Textiles & apparel (--%)
Coats Viyella                                                  1,562              1,135

Transportation (0.3%)
BAA                                                            2,522             20,190
Ocean Group                                                      698             11,959
Peninsular & Oriental Steam Navigation                         1,520             12,270
Railtrack Group                                                1,179             17,958
Stagecoach Holdings                                            3,754              4,287
Total                                                                            66,664

Utilities -- electric (0.7%)
BG Group                                                       8,236             54,243
Centrica                                                       9,396             31,804
Natl Grid Group                                                3,475             28,521
Natl Power                                                     2,704             18,619
ScottishPower                                                  4,291             35,989
Total                                                                           169,176

Total common stocks
(Cost: $21,110,467)                                                         $21,791,507

Preferred stocks & other (0.3%)
Issuer                                                        Shares           Value(a)

Australia
AMP
   Rights                                                      1,344(d)           $--
News Corp                                                      4,546             47,732

France
Casino Guichard-Perrachon                                         38              2,549

Germany
Dyckerhoff                                                       100              2,252
RWE                                                              200              5,600
Volkswagen                                                       200              5,171

Italy
Fiat                                                             210              3,185

Portugal
Banco Espirito Santo
   Rights                                                        189              3,121
Sonae
   Rights                                                      4,396              7,373

Total preferred stocks & other
(Cost: $60,568)                                                                 $76,983

Bond (--%)
Issuer                                    Coupon           Principal            Value(a)
                                            rate             amount
Insurance
AMP
   (Australian Dollar)
   12-20-49                                    7.00%           3,600             $1,965

Total bond
(Cost: $2,611)                                                                   $1,965

Short-term security (2.9%)
Issuer                                       Rate             Shares            Value(a)

Investment company
Bank of New York Cash Reserve Fund           5.18%            662,204           $662,204

Total short-term security
(Cost: $662,204)                                                                $662,204

Total investments in securities
(Cost: $21,835,850)(e)                                                      $22,532,659

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(b) Non-income producing.

(c) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 5 to the financial statements):

Type of security                                     Contracts

All Ords Index                                           2
CAC 40                                                   3
Eurx DAX                                                 1
FTSE 100                                                 2
Nikkei 300                                               9
OMX Cap Index                                            1
OMX Stock                                                2

(d) Negligible market value.

(e) At July 31, 2000, the cost of securities for federal income tax purposes was
approximately   $21,836,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                              $2,570,000
Unrealized depreciation                              (1,873,000)
                                                     ----------
Net unrealized appreciation                          $  697,000

Investments in Securities

AXP Nasdaq 100 Index Fund
July 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.8%)
Issuer                                                        Shares           Value(a)

Airlines (0.1%)
Northwest Airlines Cl A                                        1,581(b)         $52,766

Automotive & related (0.2%)
PACCAR                                                         1,942             86,540

Chemicals (0.1%)
Sigma-Aldrich                                                  2,030             55,318

Communications equipment & services (16.5%)
ADC Telecommunications                                        19,944(b)         836,402
CIENA                                                          3,794(b)         539,222
EchoStar Communications Cl A                                   5,401(b)         213,002
Ericsson (LM) ADR Cl B                                        26,921(c)         528,325
JDS Uniphase                                                  20,089(b)       2,373,012
NTL                                                            6,343(b)         285,831
QUALCOMM                                                      20,227(b)       1,313,491
RF Micro Devices                                               2,056(b)         155,228
SDL                                                            1,994(b)         692,043
Tellabs                                                        5,283(b)         343,395
VoiceStream Wireless                                           5,163(b)         662,155
Total                                                                         7,942,106

Computer software & services (17.0%)
Adobe Systems                                                  2,655            303,998
At Home Corp Series A                                          6,517(b)          91,238
BMC Software                                                   4,208(b)          79,426
BroadVision                                                    6,482(b)         234,567
Citrix Systems                                                 4,978(b)          75,915
Compuware                                                      5,033(b)          40,264
Electronic Arts                                                1,466(b)         129,649
i2 Technologies                                                4,711(b)         611,252
Intuit                                                         5,750(b)         195,500
Legato Systems                                                 2,141(b)          20,808
Lycos                                                          3,085(b)         187,028
Microsoft                                                     40,989(b)       2,861,544
Network Associates                                             3,259(b)          62,532
Novell                                                         8,939(b)          86,038
Oracle                                                        26,785(b)       2,013,897
Parametric Technology                                          8,487(b)          84,870
PeopleSoft                                                     8,826(b)         192,517
RealNetworks                                                   3,308(b)         140,383
Siebel Systems                                                 5,297(b)         768,065
Total                                                                         8,179,491

Computers & office equipment (24.6%)
3Com                                                           4,031(b)          54,670
Adaptec                                                        1,939(b)          47,990
Apple Computer                                                10,274(b)         522,048
Cisco Systems                                                 56,478(b)       3,695,778
CMGI                                                           7,006(b)         265,352
CNET Networks                                                  2,205(b)          66,012
Comverse Technology                                            3,656(b)         320,814
Concord EFS                                                    5,421(b)         149,078
Dell Computer                                                 21,555(b)         947,073
Fiserv                                                         3,478(b)         194,116
Gemstar-TV Guide Intl                                          9,698(b)         589,760
Network Appliance                                              7,207(b)         621,153
Palm                                                               1(b)              32
Sanmina                                                        3,639(b)         337,972
Sun Microsystems                                              15,640(b)       1,649,043
Synopsys                                                       1,839(b)          59,882
VeriSign                                                       4,125(b)         654,586
Veritas Software                                               9,222(b)         940,068
Yahoo!                                                         5,910(b)         760,543
Total                                                                        11,875,970

Electronics (19.1%)
Altera                                                         6,336(b)         622,116
American Power Conversion                                      5,766(b)         146,673
Applied Materials                                              9,451(b)         717,094
Applied Micro Circuits                                         3,205(b)         478,346
Atmel                                                          3,765(b)         112,715
Conexant Systems                                               5,430(b)         173,760
Intel                                                         53,082          3,543,223
KLA-Tencor                                                     5,100(b)         271,575
Linear Technology                                              9,470            523,218
Maxim Integrated Products                                      8,963(b)         592,118
Microchip Technology                                           1,486(b)         103,184
Molex                                                          2,187            102,892
PMC-Sierra                                                     3,641(b,c)       705,899
QLogic                                                         1,695(b)         126,278
Vitesse Semiconductor                                          4,034(b)         240,527
Xilinx                                                         9,780(b)         734,110
Total                                                                         9,193,728

Financial services (0.8%)
Paychex                                                        7,978            364,994

Furniture & appliances (0.1%)
Miller (Herman)                                                1,406             44,113

Health care (5.4%)
Amgen                                                         10,832(b)         703,403
Biogen                                                         4,128(b)         218,784
Biomet                                                         3,606            161,369
Chiron                                                         5,688(b)         238,185
Genzyme (General Division)                                     2,407(b)         167,136
Immunex                                                       15,540(b)         787,683
MedImmune                                                      5,070(b)         301,665
VISX                                                           1,577(b)          39,721
Total                                                                         2,617,946

Health care services (0.2%)
PacifiCare Health Systems                                        729(b)          47,385
Quintiles Transnational                                        3,655(b)          57,338
Total                                                                           104,723

Industrial equipment & services (0.4%)
Cintas                                                         4,548            191,869

Media (1.2%)
Adelphia Communications Cl A                                   2,752(b)          97,008
Comcast Special Cl A                                           9,701(b)         329,986
USA Networks                                                   7,713(b)         162,455
Total                                                                           589,449

Miscellaneous (3.5%)
Nasdaq-100 Shares                                             18,575(b)       1,665,075

Multi-industry conglomerates (0.1%)
Apollo Group Cl A                                              1,592(b)          58,407

Paper & packaging (0.1%)
Smurfit-Stone Container                                        5,406(b)          67,237

Restaurants & lodging (0.5%)
Starbucks                                                      5,839(b)         218,963

Retail (1.9%)
Amazon.com                                                     5,287(b)         159,271
Bed Bath & Beyond                                              4,301(b)         158,331
Costco Wholesale                                               5,326(b)         173,428
Dollar Tree Stores                                             2,121(b)          90,275
eBay                                                           4,436(b)         221,799
Staples                                                        7,160(b)          98,898
Total                                                                           902,002

Utilities -- telephone (8.2%)
Global Crossing                                               21,437(b,c)       521,187
Level 3 Communications                                         5,750(b)         393,516
McLeodUSA Cl A                                                10,576(b)         179,131
Metromedia Fiber Network Cl A                                 11,821(b)         413,735
Nextel Communications Cl A                                    21,064(b)       1,178,267
NEXTLINK Communications Cl A                                   5,923(b)         195,829
PanAmSat                                                       4,559(b)         155,291
WorldCom                                                      23,309(b)         910,508
Total                                                                         3,947,464

Total common stocks
(Cost: $46,189,356)                                                         $48,158,161

Total investments in securities
(Cost: $46,189,356)(d)                                                      $48,158,161


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2000, the value of foreign securities represented 3.64% of net assets.

(d) At July 31, 2000, the cost of securities for federal income tax purposes was
approximately   $46,189,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $7,627,000
Unrealized depreciation                                     (5,658,000)
                                                            ----------
Net unrealized appreciation                                 $1,969,000

American
  Express(R)
 Funds

AXP Index Funds                                          TICKER SYMBOL
70100 AXP Financial Center                           AXP Nasdaq 100 Index Fund
Minneapolis, MN  55474                            Class D: INDDX Class E: AXIEX



                                     PRSRT STD AUTO
                                      U.S. POSTAGE
                                          PAID
                                        AMERICAN
                                         EXPRESS



Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.


                                                                       AMERICAN
                                                                        EXPRESS
                                                                       (R)

                                                                  S6436 A (9/00)